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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07890
AIM Tax-Exempt Funds

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 3/31
Date of reporting period: 9/30/09

Item 1. Reports to Stockholders.

AIM High Income Municipal Fund
Semiannual Report to Shareholders ▪ September 30, 2009

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
25	Financial Statements
27	Notes to Financial Statements
33	Financial Highlights
34	Fund Expenses
35	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco Aim.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Supplement to Semiannual Report dated 9/30/09
AIM High Income Municipal Fund

Institutional Class Shares
The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.
     Institutional Class shares’ inception date is July 31, 2006. Returns since that date are historical returns. All other returns are blended returns of historical Institutional Class share performance and restated Class A share performance (for periods prior to the inception date of Institutional Class shares) at net asset value (NAV) and reflect the Rule 12b-1 fees applicable to Class A shares. Class A shares’ inception date is January 2, 1998.
     Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs.

Average Annual Total Returns
For periods ended 9/30/09

			After Taxes
			on Distributions
		After Taxes	and Sale of
	Before Taxes	on Distributions	Fund Shares
10 Years	3.97%	3.97%	4.23%

5 Years	3.29	3.29	3.65

1 Year	7.40	7.40	6.99

6 Months*	22.89	22.89	16.15

*Cumulative total return that has not been annualized
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.55%.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.76%.The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.
     Had the advisor not waived fees and/ or expenses, performance would have been lower.
     Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

1	Total annual operating expenses less any voluntary fee waivers and/or expense reimbursements by the advisor. Voluntary arrangements can be discontinued or modified at any time without further notice to investors. See current prospectus for more information.

Over for information on your Fund’s expenses.

This supplement must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY – NOT FOR USE WITH THE PUBLIC This material is for institutional investor use only and may not be quoted, reproduced, shown to the public or used in written form as sales literature for public use.

invescoaim.com HIM-INS-2 Invesco Aim Distributors, Inc.

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
Institutional	$1,000.00	$1,228.90	$3.07	$1,022.31	$2.79	0.55%

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

AIM High Income Municipal Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/09 to 9/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.75%

Class B Shares	22.28

Class C Shares	22.12

Class Y Shares	22.86

Barclays Capital Municipal Bond Index▼ (Broad Market Index)	9.38

Barclays Capital High Yield Municipal Bond Index■ (Style-Specific Index)	23.33

Lipper High Yield Municipal Debt Funds Index▼ (Peer Group Index)	25.94

▼Lipper Inc.; ■Invesco Aim, Barclays Capital
The Barclays Capital Municipal Bond Index covers municipal bonds with a minimum credit rating of Baa, an outstanding par value of at least $5 million and issued as a part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year.
     The Barclays Capital High Yield Municipal Bond Index includes bonds that are non-rated or rated Ba1 or below. They must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must have a dated-date after December 31, 1990 and must be at least one year from their maturity date.
     The Lipper High Yield Municipal Debt Funds Index is an equally weighted representation of the largest funds in the Lipper High Yield Municipal Debt Funds category. These funds invest at least 50% of their assets in lower rated municipal debt issues.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

2	AIM High Income Municipal Fund

Average Annual Total Returns
As of 9/30/09, including maximum applicable sales charges

				After Taxes
				on Distributions
			After Taxes	and Sale of
		Before Taxes	on Distributions	Fund Shares
Class A Shares

Inception (1/2/98)		3.15%	3.15%	3.47%

10	Years	3.38	3.38	3.69

5	Years	2.14	2.14	2.61

1	Year	2.19	2.19	3.43

Class B Shares

Inception (1/2/98)		3.03%	3.03%	3.31%

10	Years	3.27	3.27	3.53

5	Years	2.04	2.04	2.44

1	Year	1.44	1.44	2.79

Class C Shares

Inception (1/2/98)		2.79%	2.79%	3.07%

10	Years	3.10	3.10	3.37

5	Years	2.34	2.34	2.69

1	Year	5.30	5.30	5.29

Class Y Shares

10	Years	3.92%	3.92%	4.18%

5	Years	3.20	3.20	3.55

1	Year	7.63	7.63	7.14

Class Y shares’ inception date is October 3, 2008; returns since that date are actual returns. All other returns are blended returns of actual Class Y share performance and restated Class A share performance (for periods prior to the inception date of Class Y shares) at net asset value. The restated Class A share performance reflects the Rule 12b-1 fees applicable to Class A shares as well as any fee waivers or expense reimbursements received by Class A shares. Class A shares’ inception date is January 2, 1998.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.80%, 1.55%, 1.55% and 0.55%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.99%, 1.74%, 1.74% and 0.74%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     After-tax returns are calculated using the historical highest individual federal marginal income tax rate. They do not reflect the effect of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares in tax-deferred accounts such as 401(k)s or IRAs.
     Had the advisor not waived fees and/ or reimbursed expenses, performance would have been lower.

1	Total annual operating expenses less any voluntary fee waivers and/or expense reimbursements by the advisor. Voluntary arrangements can be discontinued or modified at any time without further notice to investors. See current prospectus for more information.

3	AIM High Income Municipal Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.’s proxy committee votes shares held by the Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market’s decline.
     At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under “Products & Performance/ Investment Advisory Agreement Renewals.”
     You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
After an unprecedented downturn late last year and early this year, major market indexes in the U.S. and abroad rebounded in the second and third quarters of 2009. While this may give investors reason to hope that better times may be ahead, considerable uncertainty remains — both about the health of the U.S. and global economies and about the sustainability of recent positive market trends.
     The chairman of the U.S. Federal Reserve has testified that while several specific economic indicators have improved in recent months, he believes economic recovery is likely to be gradual in 2010 with some acceleration in 2011.
Staying in touch
While your individual financial adviser should always be your primary source of information and advice about the markets and your investments, we here at Invesco Aim also can provide helpful information. Our website, invescoaim.com, features “Investment Perspectives” — articles written by our investment professionals that provide timely market commentary, general investor education and sector updates.
     You can also access your Fund’s most recent quarterly commentary at invescoaim.com. Simply click on “Products and Performance” at the top of the website; next, select “Mutual Funds”; and then click on “Quarterly Commentary.”
A single focus
Invesco Aim’s investment professionals have managed clients’ money in up markets and down markets. While market conditions can change often, and dramatically, what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.
     If you have questions about this report or your account, please contact one of our skilled client services representatives at 800 959 4246. If you have questions or comments for me, please email me directly at phil@invescoaim.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
4	AIM High Income Municipal Fund

Schedule of Investments

September 30, 2009
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–98.47%
Alaska–0.47%
Alaska Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.);
Series 2007, Community Provider IDR	5.70%	12/01/17	$1,000	$920,150

Series 2007, Community Provider IDR	6.00%	12/01/36	3,000	2,139,330

				3,059,480

Arizona–3.03%
Centerra Community Facilities District; Series 2005, Unlimited Tax GO	5.50%	07/15/29	365	289,971

Pima (County of) Industrial Development Authority (Acclaim Charter School); Series 2006, Educational Facilities IDR	5.70%	12/01/26	2,200	1,869,802

Pima (County of) Industrial Development Authority (Choice Education & Development Corp.);
Series 2006, Educational Facilities IDR	6.25%	06/01/26	1,000	853,340

Series 2006, Educational Facilities IDR	6.38%	06/01/36	1,000	811,140

Pima (County of) Industrial Development Authority (Coral Academy Science);
Series 2008 A, Educational Facilities IDR	7.13%	12/01/28	2,120	2,078,088

Series 2008 A, Educational Facilities IDR	7.25%	12/01/38	1,100	1,055,549

Pima (County of) Industrial Development Authority (Desert Heights Charter School); Series 2003, Educational Facilities IDR	7.25%	08/01/19	830	841,072

Pima (County of) Industrial Development Authority (Horizon Community Learning Center); Series 2005, Ref. Educational Facilities IDR	5.25%	06/01/35	1,500	1,214,745

Pima (County of) Industrial Development Authority (Legacy Traditional School) Series 2009, Educational Facilities IDR	8.50%	07/01/39	1,750	1,886,780

Pima (County of) Industrial Development Authority (P.L.C. Charter Schools);
Series 2006, Educational Facilities IDR	6.50%	04/01/26	1,000	905,350

Series 2006, Educational Facilities IDR	6.75%	04/01/36	1,000	883,600

Pima (County of) Industrial Development Authority (Paradise Education Center);
Series 2006, Ref. Educational Facilities IDR	5.88%	06/01/22	535	439,503

Series 2006, Ref. Educational Facilities IDR	6.00%	06/01/36	830	617,088

Pima (County of) Industrial Development Authority (Valley Academy); Series 2008, Educational Facilities IDR	6.50%	07/01/38	2,815	2,554,697

Pinal (County of) Electric District No. 4; Series 2008, RB	6.00%	12/01/38	1,650	1,675,393

Tucson (City of) Industrial Development Authority (Arizona AgriBusiness & Equine Center, Inc.); Series 2004 A, Educational Facilities IDR	6.13%	09/01/34	500	435,530

University Medical Center Corp.;
Series 2009, Hospital RB	6.25%	07/01/29	500	540,910

Series 2009, Hospital RB	6.50%	07/01/39	500	540,045

				19,492,603

California–2.68%
Abag Finance Authority for Nonprofit Corps. (Hamlin School); Series 2007, RB	5.00%	08/01/37	3,000	2,372,700

California (State of) Educational Facilities Authority (Fresno Pacific University); Series 2000 A, RB	6.75%	03/01/19	1,000	1,003,450

California (State of) Educational Facilities Authority (University of Southern California); Series 2009 A, RB	5.00%	10/01/38	2,000	2,127,400

California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009, RB	6.50%	11/01/38	3,000	3,203,340

California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/36	1,150	957,536

California (State of) Municipal Finance Authority (King/Chavez); Series 2009 A, Educational Facilities RB	8.50%	10/01/29	1,000	1,125,020

California (State of) Statewide Communities Development Authority (Drew School); Series 2007, RB	5.30%	10/01/37	500	386,750

California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB(a)	5.13%	04/01/37	2,000	1,694,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

California (State of) Statewide Communities Development Authority (Hospice of Napa Valley); Series 2004 A, RB	7.00%	01/01/34	$900	$825,615

California (State of) Statewide Communities Development Authority (Huntington Park Charter School); Series 2007 A, Educational Facilities RB	5.25%	07/01/42	1,500	1,124,715

California (State of) Statewide Communities Development Authority (Notre Dame de Namur University); Series 2003, RB	6.50%	10/01/23	1,000	758,290

California (State of); Series 2009, Various Purpose Unlimited Tax GO	6.00%	04/01/35	1,500	1,665,075

				17,244,611

Colorado–9.72%
Antelope Heights Metropolitan District; Series 2003, Limited Tax GO(b)(c)	8.00%	12/01/13	500	632,330

Arista Metropolitan District; Series 2005, Special Limited Tax GO	6.75%	12/01/35	2,000	1,432,360

Beacon Point Metropolitan District; Series 2005 A, Limited Tax GO	6.25%	12/01/35	1,500	1,177,350

Bradburn Metropolitan District No. 3; Series 2003, Limited Tax GO	7.50%	12/01/33	500	436,600

Bromley Park Metropolitan District No. 2;
Series 2002 B, Limited Tax GO(b)(c)	8.05%	12/01/12	500	615,820

Series 2003, Limited Tax GO(b)(c)	8.05%	12/01/12	534	657,696

Buckhorn Valley Metropolitan District No. 2; Series 2003, Limited Tax GO	7.00%	12/01/23	60	54,115

Castle Oaks Metropolitan District;
Series 2005, Limited Tax GO	6.00%	12/01/25	1,000	800,170

Series 2005, Limited Tax GO	6.13%	12/01/35	1,500	1,125,630

Colorado (State of) Educational & Cultural Facilities Authority (Banning Lewis Ranch Academy); Series 2006, Charter School RB(a)	6.13%	12/15/35	2,950	2,680,901

Colorado (State of) Educational & Cultural Facilities Authority (Brighton Charter School); Series 2006, RB	6.00%	11/01/36	1,695	1,116,259

Colorado (State of) Educational & Cultural Facilities Authority (Carbon Valley Academy); Series 2006, Charter School RB	5.63%	12/01/36	1,160	951,513

Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, Charter School RB	6.25%	07/01/28	650	600,073

Series 2008, Charter School RB	6.50%	07/01/38	1,000	913,110

Colorado (State of) Educational & Cultural Facilities Authority (Denver Academy); Series 2003 A, Ref. RB	7.00%	11/01/23	500	513,665

Colorado (State of) Educational & Cultural Facilities Authority (Denver School of Science & Technology); Series 2004, RB	5.00%	12/01/13	650	652,073

Colorado (State of) Educational & Cultural Facilities Authority (Excel Academy); Series 2003, Charter School RB(b)(c)	7.30%	12/01/11	515	586,374

Colorado (State of) Educational & Cultural Facilities Authority (Flagstaff Academy);
Series 2008 A, Charter School RB	6.75%	08/01/28	1,215	1,226,506

Series 2008 A, Charter School RB	7.00%	08/01/38	1,500	1,513,545

Colorado (State of) Educational & Cultural Facilities Authority (Knowledge Quest Academy); Series 2005, Charter School RB	6.50%	05/01/36	930	853,294

Colorado (State of) Educational & Cultural Facilities Authority (Monument Academy);
Series 2007, Charter School RB	5.88%	10/01/27	2,500	2,124,050

Series 2007, Charter School RB	6.00%	10/01/37	1,635	1,327,031

Series 2008 A, Charter School RB	7.25%	10/01/39	500	493,680

Colorado (State of) Educational & Cultural Facilities Authority (New Vision Charter School); Series 2008, RB(a)	6.75%	04/01/40	1,860	1,762,648

Colorado (State of) Educational & Cultural Facilities Authority (North Star); Series 2008 A, Ref. & Improvement RB(a)	8.25%	11/01/39	3,000	3,196,830

Colorado (State of) Educational & Cultural Facilities Authority (Northeast Academy); Series 2007, Charter School RB(a)	5.75%	05/15/37	2,555	2,051,512

Colorado (State of) Educational & Cultural Facilities Authority (Peak to Peak Charter School); Series 2001, RB(b)(c)	7.63%	08/15/11	500	563,585

Colorado (State of) Educational & Cultural Facilities Authority (Platte Academy);
Series 2002 A, Charter School RB(b)(c)	7.25%	03/01/10	500	512,030

Series 2002 A, Charter School RB(b)(c)	7.25%	03/01/10	500	514,390

Colorado (State of) Educational & Cultural Facilities Authority (The Classical Academy); Series 2008 A, Charter School RB	7.40%	12/01/38	2,000	2,252,160

Colorado (State of) Educational & Cultural Facilities Authority (Union Colony Charter School); Series 2007, RB(a)	5.75%	12/01/37	1,650	1,356,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado–(continued)

Colorado (State of) Educational & Cultural Facilities Authority (Vail Christian High School); Series 2007, Independent School Improvement RB(a)(e)	5.50%	06/01/37	$2,000	$1,310,160

Colorado (State of) Educational & Cultural Facilities Authority (Windsor Academy); Series 2007, Charter School RB	5.70%	05/01/37	1,600	1,252,496

Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2009 A, RB	8.25%	01/01/24	375	399,833

Series 2009 A, RB	9.00%	01/01/34	750	816,142

Colorado Springs (City of) Urban Renewal Authority (University Village Colorado); Series 2008 A, Tax Increment Allocation RB	7.00%	12/01/29	3,000	2,644,620

Confluence Metropolitan District;
Series 2007, Tax Supported RB	5.25%	12/01/17	790	660,582

Series 2007, Tax Supported RB	5.45%	12/01/34	1,465	987,161

Conservatory Metropolitan District (Arapahoe County); Series 2005, Limited Tax GO(b)(c)	6.75%	12/01/13	810	996,114

Copperleaf Metropolitan District No. 2;
Series 2006, Limited Tax GO	5.85%	12/01/26	1,000	729,830

Series 2006, Limited Tax GO	5.95%	12/01/36	1,750	1,176,420

Country Club Village Metropolitan District; Series 2006, Limited Tax GO	6.00%	12/01/34	600	411,612

Grandby Ranch Metropolitan District; Series 2006, Limited Tax GO	6.75%	12/01/36	3,000	2,313,210

Huntington Trails Metropolitan District; Series 2006, Limited Tax GO	6.25%	12/01/36	1,000	740,410

Jordan Crossing Metropolitan District; Series 2006, Limited Tax GO	5.75%	12/01/36	1,415	877,979

Liberty Ranch Metropolitan District; Series 2006, Limited Tax GO	6.25%	12/01/36	1,645	1,217,974

Madre Metropolitan District No. 2; Series 2007 A, Limited Tax GO	5.50%	12/01/36	500	331,605

Montrose (County of) (The Homestead at Montrose, Inc.);
Series 2003 A, Health Care Facilities RB	5.75%	02/01/15	250	248,845

Series 2003 A, Health Care Facilities RB	6.75%	02/01/22	300	300,531

Series 2003 A, Health Care Facilities RB	7.00%	02/01/25	800	801,912

Murphy Creek Metropolitan District No. 3; Series 2006, Ref. & Improvement Limited Tax GO	6.13%	12/01/35	2,000	1,008,760

Northwest Metropolitan District No. 3;
Series 2005, Limited Tax GO	6.13%	12/01/25	1,000	811,210

Series 2005, Limited Tax GO	6.25%	12/01/35	1,000	763,440

Piney Creek Metropolitan District; Series 2005, Limited Tax GO	5.50%	12/01/35	1,200	982,632

Reata South Metropolitan District; Series 2007 A, Limited Tax GO	7.25%	06/01/37	1,000	856,280

Riverdale Peaks II Metropolitan District; Series 2005, Limited Tax GO	6.50%	12/01/35	1,000	728,920

Silver Peaks Metropolitan District No. 2; Series 2006, Limited Tax GO	5.75%	12/01/36	1,000	688,940

Southlands Metropolitan District No. 1; Series 2004, Unlimited Tax GO(b)(c)	7.13%	12/01/14	500	632,120

Table Rock Metropolitan District; Series 2003, Limited Tax GO(b)(c)	7.00%	12/01/13	700	841,120

University of Northern Colorado (Auxiliary Facilities System); Series 2001, Ref. & Improvement RB (INS–Ambac Assurance Corp.)(d)	5.00%	06/01/23	1,000	1,016,430

Valagua Metropolitan District; Series 2008, Limited Tax GO	7.75%	12/01/37	1,000	893,870

Wyndham Hill Metropolitan District No. 2;
Series 2005, Limited Tax GO	6.25%	12/01/25	85	68,281

Series 2005, Limited Tax GO	6.38%	12/01/35	500	377,825

				62,580,600

Delaware–0.54%
New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/30	1,610	1,393,648

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Delaware–(continued)

Sussex (County of) (Cadbury at Lewes);
Series 2006 A, First Mortgage RB	5.45%	01/01/16	$865	$830,019

Series 2006 A, First Mortgage RB	5.90%	01/01/26	750	705,878

Series 2006 A, First Mortgage RB	6.00%	01/01/35	600	526,092

				3,455,637

District of Columbia–0.81%
District of Columbia (Medlantic/Helix); Series 1998 B, RB (INS–Financial Security Assurance Inc.)(d)	5.00%	08/15/38	3,000	3,088,350

District of Columbia (Sibley Memorial Hospital); Series 2009, Hospital RB	6.38%	10/01/39	2,000	2,133,260

				5,221,610

Florida–5.41%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	3,000	2,584,080

Brevard (County of) Health Facilities Authority (Health First, Inc.); Series 2009, RB	7.00%	04/01/39	2,100	2,298,177

Concorde Estates Community Development District; Series 2004 B, Capital Improvement Special Assessment RB(e)	5.00%	05/01/11	300	152,235

Cory Lakes Community Development District;
Series 2001 A, Special Assessment RB	8.38%	05/01/17	335	355,961

Series 2001 B, Special Assessment RB	8.38%	05/01/17	180	191,263

Cypress Lakes Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/34	525	488,528

East Homestead Community Development District; Series 2005, Special Assessment RB	5.45%	11/01/36	675	509,051

Florida (State of) Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2006 A, RB	6.00%	05/15/36	2,130	1,566,338

Series 2007 A, RB	6.13%	05/15/37	1,855	1,382,272

Florida (State of) Development Finance Corp. (Sculptor Charter School); Series 2008 A, RB	7.25%	10/01/38	2,710	2,737,588

Gramercy Farms Community Development District; Series 2007 B, Special Assessment RB	5.10%	05/01/14	1,000	475,200

Hillsborough (County of) Industrial Development Authority (Healthcare Facilities Remarketing); Series 2008 B, IDR	8.00%	08/15/32	1,000	1,132,850

Lakeland (City of) (Carpenters Accident Investor);
Series 2008, Ref. Retirement Community First Mortgage RB(a)	6.25%	01/01/28	500	452,100

Series 2008, Ref. Retirement Community First Mortgage RB(a)	6.38%	01/01/43	1,500	1,256,415

Lee (County of) Industrial Development Authority (Cypress Cove at HealthPark); Series 2002 A, Health Care Facilities IDR	6.75%	10/01/32	1,250	1,162,787

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center);
Series 2001 A, Hospital RB	6.70%	11/15/19	1,000	1,015,330

Series 2004, Ref. Hospital RB(a)	6.75%	11/15/29	500	478,775

Midtown Miami Community Development District;
Series 2004 A, Special Assessment RB	6.00%	05/01/24	945	800,462

Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	817,590

Mount Dora (City of) Health Facilities Authority (Waterman Village); Series 2004 A, Ref. RB	5.75%	08/15/18	750	744,547

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	1,100	993,036

Series 2005, Ref. Health Care Facilities RB	5.70%	07/01/26	1,000	888,140

Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	794,110

Series 2007, First Mortgage RB	5.50%	07/01/38	1,000	775,870

Orlando (City of) Urban Community Development District; Series 2004, Capital Improvement Special Assessment RB	6.25%	05/01/34	1,000	786,370

Poinciana Community Development District; Series 2000 A, Special Assessment RB	7.13%	05/01/31	600	600,204

Port St. Lucie (City of) (Southwest Annexation District No. 1); Series 2007 B, Special Assessment RB (INS–National Public Finance Guarantee Corp.)(d)	5.00%	07/01/40	2,000	1,813,360

Reunion East Community Development District; Series 2002 A, Special Assessment RB	7.38%	05/01/33	1,000	696,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Sarasota (County of) Health Facilities Authority (Village on the Isle);
Series 2007, Ref. Retirement Facilities RB	5.00%	01/01/17	$1,500	$1,451,160

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/27	1,500	1,338,465

Series 2007, Ref. Retirement Facilities RB	5.50%	01/01/32	1,500	1,185,660

St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2006 A, Health Care IDR	5.25%	01/01/26	1,000	848,830

Series 2006 A, Health Care IDR	5.38%	01/01/40	1,000	781,070

St. Petersburg (City of) Health Facilities Authority (All Children’s Hospital, Inc. Obligated Group);
Series 2009 A, Ref. RB	6.25%	11/15/29	150	164,870

Series 2009 A, Ref. RB	6.50%	11/15/39	1,000	1,096,300

				34,815,674

Georgia–1.42%
Atlanta (City of) (Atlantic Station);
Series 2001, Tax Allocation RB(b)(c)	7.75%	12/01/11	550	615,181

Series 2001, Tax Allocation RB(b)(c)	7.90%	12/01/11	750	872,317

Atlanta (City of) (Eastside);
Series 2005 B, Tax Allocation RB	5.40%	01/01/20	1,000	972,320

Series 2005 B, Tax Allocation RB	5.60%	01/01/30	2,000	1,784,220

Atlanta (City of) (Princeton Lakes); Series 2006, Tax Allocation RB(a)	5.50%	01/01/31	630	540,452

Fulton (County of) Residential Care Facilities for the Elderly Authority (Canterbury Court);
Series 2004 A, RB	6.13%	02/15/26	500	472,195

Series 2004 A, RB	6.13%	02/15/34	200	180,342

Rockdale (County of) Development Authority (Visy Paper); Series 2007 A, RB(f)	6.13%	01/01/34	4,500	3,730,455

				9,167,482

Hawaii–0.35%
Hawaii (State of) Department of Budget & Finance (15 Craigside),
Series 2009 A, Special Purpose RB	8.75%	11/15/29	850	923,687

Series 2009 A, Special Purpose RB	9.00%	11/15/44	1,250	1,348,937

				2,272,624

Idaho–1.03%
Idaho (State of) Housing & Finance Association (Liberty Charter School); Series 2008 A, Nonprofit Facilities RB	6.00%	06/01/38	750	705,142

Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2009 A, Nonprofit Facilities RB	9.00%	07/01/21	150	171,035

Series 2009 A, Nonprofit Facilities RB	9.25%	07/01/29	1,000	1,138,670

Series 2009 A, Nonprofit Facilities RB	9.50%	07/01/39	2,005	2,284,457

Idaho (State of) Housing & Finance Association (Victory Charter School, Inc.); Series 2009 A, Nonprofit Facilities RB	8.25%	07/01/39	745	825,624

Idaho (State of) Housing & Finance Association; Series 2008 A, Nonprofit Facilities RB	6.13%	07/01/38	1,580	1,483,667

				6,608,595

Illinois–8.71%
Belleville (City of) (Frank Scott Parkway Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.70%	05/01/36	1,000	721,890

Chicago (City of) (Chatham Ridge Redevelopment);
Series 2002, Tax Increment Allocation RB	5.95%	12/15/12	275	280,022

Series 2002, Tax Increment Allocation RB	6.05%	12/15/13	475	482,334

Chicago (City of) (Lake Shore East);
Series 2003, Special Assessment RB	6.63%	12/01/22	500	472,895

Series 2003, Special Assessment RB	6.75%	12/01/32	500	453,435

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Du Page (County of) Special Service Area No. 31 (Monarch Landing);
Series 2006, Special Tax RB	5.40%	03/01/16	$245	$227,380

Series 2006, Special Tax RB	5.63%	03/01/36	1,250	893,012

Hillside (Village of) (Mannheim Redevelopment);
Series 2008, Sr. Lien Tax Increment Allocation RB	6.55%	01/01/20	1,000	891,980

Series 2008, Sr. Lien Tax Increment Allocation RB	7.00%	01/01/28	5,000	4,305,700

Illinois (State of) Finance Authority (Beacon Hill);
Series 2005 A, Ref. RB	5.15%	02/15/13	655	655,616

Series 2005 A, Ref. RB	5.25%	02/15/14	300	300,168

Series 2005 A, Ref. RB	5.35%	02/15/15	225	224,082

Illinois (State of) Finance Authority (Clare Oaks);
Series 2006 A, RB	6.00%	11/15/27	1,000	849,930

Series 2006 A, RB	6.00%	11/15/39	3,500	2,700,565

Illinois (State of) Finance Authority (Fairview Obligated Group);
Series 2008 A, Ref. RB	6.13%	08/15/28	1,000	915,060

Series 2008 A, Ref. RB	6.25%	08/15/35	1,000	903,680

Series 2008 A, Ref. RB	6.25%	08/15/40	1,000	894,640

Illinois (State of) Finance Authority (Luther Oaks);
Series 2006 A, RB	6.00%	08/15/26	850	742,943

Series 2006 A, RB	5.70%	08/15/28	500	415,205

Series 2006 A, RB	6.00%	08/15/39	1,460	1,197,258

Illinois (State of) Finance Authority (Monarch Landing, Inc. Facility); Series 2007 A, RB	7.00%	12/01/27	2,000	1,260,360

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group);
Series 2009 A, RB	7.25%	11/01/30	1,865	2,153,571

Series 2009 A, RB	7.25%	11/01/38	2,000	2,272,060

Illinois (State of) Finance Authority (Sedgebrook, Inc. Facility);
Series 2007 A, RB	5.63%	11/15/17	1,345	1,196,337

Series 2007 A, RB	6.00%	11/15/27	2,000	1,227,600

Series 2007 A, RB	6.00%	11/15/37	2,000	1,090,260

Illinois (State of) Finance Authority (Silver Cross Hospital & Medical Centers);
Series 2009, RB	6.88%	08/15/38	6,000	6,432,600

Series 2009, RB	7.00%	08/15/44	1,000	1,073,450

Illinois (State of) Finance Authority (Smith Village);
Series 2005 A, RB	5.70%	11/15/20	500	459,340

Series 2005 A, RB	6.13%	11/15/25	1,000	913,600

Series 2005 A, RB	6.25%	11/15/35	1,500	1,313,310

Illinois (State of) Finance Authority (Three Crowns Park Plaza);
Series 2006 A, RB	5.88%	02/15/26	1,000	902,990

Series 2006 A, RB	5.88%	02/15/38	1,500	1,273,590

Illinois (State of) Health Facilities Authority (Bethesda Home & Retirement Center); Series 1999 A, RB	6.25%	09/01/14	500	505,350

Illinois (State of) Health Facilities Authority (Lutheran Senior Ministries Obligated Group); Series 2001 A, RB(b)(c)	7.38%	08/15/11	1,000	1,117,640

Illinois (State of) Health Facilities Authority (Villa St. Benedict); Series 2003 A-1, RB(e)	6.90%	11/15/33	2,000	883,000

Illinois (State of) Health Facilities Authority; Series 2003 A, RB	7.00%	11/15/32	800	790,888

Lincolnshire (Village of) Special Service Area No. 1 (Sedgebrook);
Series 2004, Special Tax RB	5.00%	03/01/11	235	231,585

Series 2004, Special Tax RB	6.25%	03/01/34	750	576,780

Lombard (City of) Public Facilities Corp. (Lombard Conference Center & Hotel);
Series 2005 A-1, First Tier RB	6.38%	01/01/15	750	699,045

Series 2005 A-1, First Tier RB	7.13%	01/01/36	2,500	2,177,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

Malta (Village of) (Prairie Springs); Series 2006, Tax Increment Allocation RB(a)	5.75%	12/30/25	$2,000	$1,244,460

Southwestern Illinois Development Authority (City of Collinsville Limited Incremental Sales Tax); Series 2007, Local Government Program RB	5.35%	03/01/31	1,000	773,360

Southwestern Illinois Development Authority (Eden Retirement Center, Inc.);
Series 2006, Senior Care Facilities RB	5.50%	12/01/26	800	708,064

Series 2006, Senior Care Facilities RB	5.85%	12/01/36	3,000	2,573,160

St. Charles (City of) (Zylstra);
Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/21	2,000	1,865,220

Series 2008, Sr. Lien Limited Incremental Sales Tax RB	6.95%	01/01/25	2,000	1,827,820

				56,071,210

Indiana–1.25%
Indiana (State of) Finance Authority (Irvington Community School);
Series 2009 A, Educational Facilities RB	7.75%	07/01/23	290	321,926

Series 2009 A, Educational Facilities RB	8.00%	07/01/29	1,385	1,544,788

Series 2009 A, Educational Facilities RB	9.00%	07/01/39	1,000	1,168,850

Indiana (State of) Health & Educational Facilities Financing Authority (Community Foundation of Northwest Indiana Obligated Group);
Series 2007, Hospital RB	5.50%	03/01/27	3,000	3,023,460

Series 2007, Hospital RB	5.50%	03/01/37	1,000	990,170

Petersburg (City of) (Indianapolis Power & Light Co.); Series 1991, Ref. PCR	5.75%	08/01/21	1,000	1,029,410

				8,078,604

Iowa–1.74%
Des Moines (City of) (Luther Park Apartments, Inc.); Series 2004, Senior Housing RB	6.00%	12/01/23	500	448,420

Iowa (State of) Finance Authority (Bethany Life Communities);
Series 2006 A, Ref. Senior Housing RB	5.45%	11/01/26	345	293,136

Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	795	617,874

Iowa (State of) Finance Authority (Boys & Girls Home & Family Services, Inc.); Series 2007, Community Provider RB	5.80%	12/01/22	1,000	885,150

Iowa (State of) Finance Authority (Friendship Haven); Series 2004 A, Retirement Community RB	6.13%	11/15/32	500	448,710

Iowa (State of) Finance Authority (Wedum Walnut Ridge LLC);
Series 2007 A, Senior Housing RB	5.50%	12/01/32	2,000	1,098,760

Series 2007 A, Senior Housing RB	5.63%	12/01/45	1,000	500,160

Marion (City of) (Village Place at Marion);
Series 2005 A, MFH RB	5.65%	09/01/25	155	135,095

Series 2005 A, MFH RB	6.00%	09/01/35	400	340,664

Polk (County of) (Luther Park Health Center, Inc.);
Series 2004, Health Care Facilities RB	6.00%	10/01/24	290	260,597

Series 2004, Health Care Facilities RB	6.15%	10/01/36	600	507,090

Scott (County of) (Ridgecrest Village);
Series 2000 A, RB(b)(c)	7.25%	11/15/10	750	812,843

Series 2004, Ref. RB	4.75%	11/15/12	750	751,905

Series 2004, Ref. RB	5.63%	11/15/18	2,000	1,972,540

Series 2006, Ref. RB	5.25%	11/15/21	1,000	875,550

Washington (City of) (United Presbyterian Home); Series 2006 A, Ref. Senior Housing RB	5.60%	12/01/36	1,615	1,279,661

				11,228,155

Kansas–2.14%
Hutchinson (City of) (Wesley Towers, Inc.); Series 1999 A, Ref. & Improvement Health Care Facilities RB	6.25%	11/15/19	750	750,165

Kansas (State of) Development Finance Authority (Adventist Health System); Series 2009, Hospital RB	5.75%	11/15/38	1,900	2,051,202

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas–(continued)

Labette (County of);
Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/29	$750	$735,158

Series 2007 A, Ref. & Improvement Hospital RB	5.75%	09/01/37	600	570,432

Olathe (City of) (Aberdeen Village, Inc); Series 2005 A, Ref. Senior Living Facilities RB	5.60%	05/15/28	1,500	1,236,615

Olathe (City of) (Catholic Care Campus, Inc.);
Series 2006 A, Senior Living Facilities RB	6.00%	11/15/26	1,000	950,690

Series 2006 A, Senior Living Facilities RB	6.00%	11/15/38	2,000	1,750,380

Olathe (City of) (West Village Center);
Series 2007, Special Obligation Tax Increment Allocation RB	5.30%	09/01/17	500	435,435

Series 2007, Special Obligation Tax Increment Allocation RB	5.45%	09/01/22	1,160	916,458

Series 2007, Special Obligation Tax Increment Allocation RB	5.50%	09/01/26	1,000	741,210

Overland Park Transportation Development District (Grass Creek); Series 2006, Special Assessment RB	5.13%	09/01/28	1,565	1,167,474

Roeland Park (City of) (Roeland Park Redevelopment, LLC); Series 2005, Special Obligation Tax Increment Allocation RB	5.75%	08/01/24	920	684,949

Roeland Park (City of) Transportation Development District (TDD #1);
Series 2005, Sales Tax RB	5.75%	12/01/25	445	327,796

Series 2006 A, Sales Tax RB	5.88%	12/01/09	10	10,003

Series 2006 A, Sales Tax RB	5.88%	12/01/25	985	736,061

Roeland Park (City of) Transportation Development District (TDD #2); Series 2006 B, Sales Tax RB(e)	5.88%	12/01/25	1,000	747,270

				13,811,298

Kentucky–0.58%
Louisville & Jefferson (Counties of) Metropolitan Government (Jewish Hospital & St. Mary’s Healthcare); Series 2008, Health Facilities RB	6.13%	02/01/37	3,500	3,735,970

Louisiana–0.23%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2007, RB	6.75%	11/01/32	1,500	1,461,255

Maine–0.08%
Maine (State of) Turnpike Authority; Series 2003, RB (INS–Ambac Assurance Corp.)(d)	5.00%	07/01/33	500	513,375

Maryland–1.27%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation RB	5.35%	07/01/34	2,000	1,586,680

Anne Arundel (County of) (Parole Town Center); Series 2002, Tax Increment Allocation Financing RB	5.00%	07/01/12	100	101,119

Baltimore (City of) (Strathdale Manor); Series 2003, Special Obligation RB	7.00%	07/01/33	968	949,202

Howard (County of); Series 2000 A, Retirement Community RB(b)(c)	7.88%	05/15/10	780	840,005

Maryland (State of) Health & Higher Educational Facilities Authority (Washington County Hospital);
Series 2008, RB	5.75%	01/01/38	500	505,180

Series 2008, RB	6.00%	01/01/43	2,750	2,838,110

Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic IDR	6.00%	05/01/35	1,500	1,363,725

				8,184,021

Massachusetts–1.31%
Massachusetts (State of) Development Finance Agency (Briarwood Retirement Community); Series 2001 B, RB(b)(c)	7.50%	12/01/10	500	545,195

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2007 A, RB	5.00%	11/15/14	1,000	1,022,150

Massachusetts (State of) Development Finance Agency (New England Conservatory of Music); Series 2008, RB	5.25%	07/01/38	2,500	2,385,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Sabis International Charter School);
Series 2009 A, RB	6.85%	04/15/23	$745	$800,361

Series 2009 A, RB	6.90%	04/15/25	895	955,063

Series 2009 A, RB	8.00%	04/15/31	1,000	1,130,620

Series 2009 A, RB	8.00%	04/15/39	1,000	1,128,230

Massachusetts (State of) Health & Educational Facilities Authority (Christopher House, Inc.); Series 1999 A, Ref. RB	6.88%	01/01/29	500	464,045

				8,431,414

Michigan–1.42%
Advanced Technology Academy; Series 2008, Public School Academy RB	6.00%	11/01/37	1,000	848,740

Chandler Park Academy; Series 2005, Public School Academy RB	5.13%	11/01/30	1,050	913,678

Detroit (City of) Community High School;
Series 2005, Public School Academy RB	5.65%	11/01/25	1,485	1,146,554

Series 2005, Public School Academy RB	5.75%	11/01/30	1,000	734,630

Gaylord (City of) Hospital Finance Authority (Otsego Memorial Hospital Association); Series 2004, Ref. Limited Obligation RB	6.50%	01/01/31	700	615,342

Gogebic (County of) Hospital Finance Authority (Grand View Health System, Inc.); Series 1999, Ref. RB	5.88%	10/01/16	920	907,930

Mecosta (County of) General Hospital; Series 1999, Ref. RB	6.00%	05/15/18	500	488,795

Michigan (State of) Hospital Finance Authority (Presbyterian Villages of Michigan Obligated Group);
Series 2005, Ref. RB	4.88%	11/15/16	685	655,134

Series 2005, Ref. RB	5.25%	11/15/25	450	362,264

Series 2005, Ref. RB	5.50%	11/15/35	750	572,212

Michigan (State of) Municipal Bond Authority (YMCA Service Learning Academy);
Series 2001, Public School Academy Facilities Program RB	7.63%	10/01/21	700	685,083

Series 2001, Public School Academy Facilities Program RB	7.75%	10/01/31	500	474,570

Michigan (State of) Strategic Fund (Detroit Edison Pollution Control); Series 2001 C, Ref. Limited Obligation PCR	5.45%	09/01/29	725	731,003

				9,135,935

Minnesota–8.80%
Apple Valley (City of) Economic Development Authority (Evercare Senior Living, LLC);
Series 2005 A, Health Care RB	6.00%	12/01/25	500	479,980

Series 2005 A, Health Care RB	6.13%	06/01/35	2,240	2,095,878

Baytown (Town of) (St. Croix Preparatory Academy);
Series 2008 A, Lease RB	6.75%	08/01/28	1,000	978,530

Series 2008 A, Lease RB	7.00%	08/01/38	700	682,164

Becker (City of) (Shepherd of Grace);
Series 2006, Senior Housing RB	5.88%	05/01/29	1,000	918,720

Series 2006, Senior Housing RB	6.00%	05/01/41	1,000	908,480

Brooklyn Park (City of) (Prairie Seeds Academy);
Series 2009 A, Lease RB	9.00%	03/01/29	2,620	2,939,116

Series 2009 A, Lease RB	9.25%	03/01/39	715	802,552

Carlton (City of) (Inter-Faith Care Center); Series 2006, Ref. Health Care & Housing Facilities RB	5.70%	04/01/36	1,500	1,295,310

Cold Spring (City of) (Assumption Home, Inc.);
Series 2005, Nursing Home & Senior Housing RB	5.50%	03/01/25	425	391,744

Series 2005, Nursing Home & Senior Housing RB	5.75%	03/01/35	600	526,860

Series 2008, Health Care Facilities RB	7.50%	03/01/38	1,000	1,076,920

Dakota (County of) Community Development Agency (Highview Hills Senior Housing); Series 2008 A, MFH RB	7.00%	08/01/45	2,000	1,921,380

Eveleth (City of) (Manor House & Woodland Homes);
Series 2006 A-1, Senior MFH RB	5.50%	10/01/25	510	466,359

Series 2006 A-1, Senior MFH RB	5.70%	10/01/36	3,000	2,568,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Fairmont (City of) (Goldfinch Estates-Governmental & Educational Assistance Corp.); Series 2005 A, Housing Facilities RB	6.25%	10/01/25	$2,500	$2,387,025

Fairmont (City of) (Homestead-Governmental & Educational Assistance Corp.); Series 2002 A-1, Housing Facilities RB	7.25%	04/01/22	915	913,509

Falcon Heights (City of) (Kaleidoscope Charter School);
Series 2007 A, Lease RB	6.00%	11/01/27	400	359,292

Series 2007 A, Lease RB	6.00%	11/01/37	550	468,540

Glencoe (City of) (Glencoe Regional Health Services);
Series 2001, Health Care Facilities RB(b)(c)	7.40%	04/01/11	250	276,928

Series 2001, Health Care Facilities RB(b)(c)	7.50%	04/01/11	500	554,600

Maple Grove (City of) (Maple Grove Hospital Corp.); Series 2007, Health Care System RB	5.25%	05/01/37	1,000	998,500

Maplewood (City of) (Volunteers of America Care Center);
Series 2005 A, Ref. Health Care Facilities RB	5.00%	10/01/13	775	755,826

Series 2005 A, Ref. Health Care Facilities RB	5.25%	10/01/19	1,250	1,145,000

Series 2005 A, Ref. Health Care Facilities RB	5.38%	10/01/24	2,500	2,168,200

Minneapolis (City of) (Grant Park); Series 2006, Tax Increment Allocation RB	5.35%	02/01/30	1,450	1,134,726

Minneapolis (City of) (Village at St. Anthony Falls); Series 2004, Ref. Tax Increment Allocation RB	5.75%	02/01/27	605	470,902

Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 6-X, RB	5.25%	04/01/39	500	530,155

Monticello (City of) (FiberNet Monticello); Series 2008, Telecommunications RB	6.75%	06/01/31	2,000	1,781,000

North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.);
Series 2007, Senior Housing RB	6.25%	10/01/47	2,400	2,239,560

Series 2007, Senior Housing RB	6.50%	10/01/47	1,000	956,750

Northwest Multi-County Housing & Redevelopment Authority (Pooled Housing Program);
Series 2005 A, Ref. Governmental Housing RB	5.35%	07/01/15	70	67,774

Series 2005 A, Ref. Governmental Housing RB	6.20%	07/01/30	2,000	1,807,800

Oakdale (City of) (Oak Meadows); Series 2004, Ref. Senior Housing RB	6.00%	04/01/24	1,000	934,810

Oronoco (City of) (Wedum Shorewood Campus); Series 2006, Ref. MFH RB	5.25%	06/01/26	1,600	1,463,488

Owatonna (City of) (Senior Living): Series 2006 A, Senior Housing RB	5.80%	10/01/29	800	728,904

Pine City (City of) (Lakes International Language Academy);
Series 2006 A, Lease RB	6.00%	05/01/26	480	435,922

Series 2006 A, Lease RB	6.25%	05/01/35	1,550	1,382,135

Ramsey (City of) (Pact Charter School);
Series 2004 A, Lease RB	6.50%	12/01/22	925	906,500

Series 2004 A, Lease RB	6.75%	12/01/33	150	143,373

Rochester (City of) (Mayo Clinic); Series 2006, Health Care Facilities RB	5.00%	11/15/36	2,760	2,876,693

Rochester (City of) (Samaritan Bethany, Inc.);
Series 2003 A, Health Care & Housing RB	5.38%	08/01/12	165	167,610

Series 2003 A, Health Care & Housing RB	5.50%	08/01/13	195	198,046

St. Cloud (City of) Housing & Redevelopment Authority (Sterling Heights Apartments);
Series 2002, MFH RB(f)	7.00%	10/01/23	495	440,798

Series 2002, MFH RB(f)	7.45%	10/01/32	155	135,870

St. Paul (City of) Housing & Redevelopment Authority (Community of Peace Academy); Series 2001 A, Lease RB(b)(c)	7.38%	12/01/10	900	988,794

St. Paul (City of) Housing & Redevelopment Authority (Hmong Academy);
Series 2006 A, Lease RB	5.75%	09/01/26	300	266,121

Series 2006 A, Lease RB	6.00%	09/01/36	390	337,537

St. Paul (City of) Housing & Redevelopment Authority (New Spirit Charter School); Series 2002 A, Lease RB	7.50%	12/01/31	890	903,136

St. Paul (City of) Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2007 A, RB	5.05%	10/01/27	1,750	1,468,320

Series 2007 A, RB	5.15%	10/01/42	275	204,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota–(continued)

Vadnais Heights (City of) (Agriculture & Food Sciences Academy);
Series 2004 A, Lease RB	6.38%	12/01/24	$900	$790,947

Series 2004 A, Lease RB	6.60%	12/01/34	275	231,756

Washington (County of) Housing & Redevelopment Authority (Birchwood & Woodbury);
Series 2007 A, Health Care & Housing RB	5.00%	12/01/14	1,000	929,540

Series 2007 A, Health Care & Housing RB	5.55%	12/01/27	1,210	1,123,001

Series 2007 A, Health Care & Housing RB	5.63%	06/01/37	1,000	877,240

Woodbury (City of) (Math & Science Academy);
Series 2002 A, Ref. Lease RB	7.38%	12/01/24	250	257,545

Series 2002 A, Ref. Lease RB	7.50%	12/01/31	750	770,820

Worthington (City of) (Ecumen Corp. Guaranty-Meadows); Series 2009 A, Housing & Health Care RB	6.38%	05/01/39	650	661,810

				56,693,867

Missouri–3.42%
370/Missouri Bottom Road/Tussig Road Transportation Development District (Hazelwood);
Series 2002, RB	7.00%	05/01/22	750	734,625

Series 2002, RB	7.20%	05/01/33	500	463,675

Branson (City of) Industrial Development Authority (Branson Landing-Retail); Series 2005, Tax Increment Allocation IDR	5.25%	06/01/21	1,410	1,073,066

Branson Hills Infrastructure Facilities Community Improvement District;
Series 2007 A, Special Assessment RB	5.00%	04/01/11	550	552,524

Series 2007 A, Special Assessment RB	5.00%	04/01/13	300	297,912

Series 2007 A, Special Assessment RB	5.00%	04/01/15	500	486,880

Cass (County of);
Series 2007, Hospital RB	5.00%	05/01/16	1,000	1,026,470

Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,165,372

Chillicothe (City of) (South U.S. 65); Series 2006, Tax Increment Allocation RB	5.50%	04/01/21	1,000	903,330

Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	1,000	941,190

Desloge (City of) (U.S. Highway 67/State Street Redevelopment); Series 2005, Ref. Tax Increment Allocation RB	5.20%	04/15/20	425	377,868

Grandview (City of) Industrial Development Authority (Grandview Crossing); Series 2006, Tax Increment Allocation IDR(e)	5.75%	12/01/28	1,250	514,588

Grundy (County of) Industrial Development Authority (Wright Memorial Hospital),
Series 2009, Health Facilities RB	6.45%	09/01/29	1,000	1,010,140

Series 2009, Health Facilities RB	6.75%	09/01/34	1,250	1,278,000

Kansas City (City of) Tax Increment Financing Commission (Maincor); Series 2007 A, Tax Increment Allocation RB	5.25%	03/01/18	500	493,295

Maplewood (City of) (Maplewood South Redevelopment Area); Series 2005, Ref. Tax Increment RB	5.75%	11/01/26	1,350	1,172,340

Platte (County of) Industrial Development Authority (Zona Rosa Phase II Retail); Series 2007, Transportation IDR	6.85%	04/01/29	3,500	3,036,985

Polk (County of) Industrial Development Authority (Citizens Memorial Health Care Foundation); Series 2008, Health Facilities IDR	6.50%	01/01/33	2,000	1,815,700

Richmond Heights (City of) (Francis Place Redevelopment); Series 2005, Ref. & Improvement Tax Increment & Transportation Sales Tax RB	5.63%	11/01/25	750	645,502

St. Joseph (City of) Industrial Development Authority (The Shoppes at North Village);
Series 2005 A, Tax Increment Allocation IDR	5.25%	11/01/13	500	508,050

Series 2005 A, Tax Increment Allocation IDR	5.50%	11/01/27	750	659,265

Series 2005 B, Tax Increment Allocation IDR	5.50%	11/01/27	1,000	879,020

St. Louis (City of) Industrial Development Authority (Confluence Academy); Series 2007 A, IDR	5.35%	06/15/32	750	579,330

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities IDR	6.38%	12/01/41	1,000	848,820

Strother Interchange Transportation Development District (Lees Summit); Series 2006, RB	5.00%	05/01/24	675	544,307

				22,008,254

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Montana–0.10%
Montana (State of) Facility Finance Authority (St. John’s Lutheran Ministries); Series 2006 A, Senior Living RB	6.13%	05/15/36	$750	$631,935

Nevada–0.08%
University and Community College System of Nevada; Series 2002 A, RB (INS–Financial Guaranty Insurance Co.)(d)	5.40%	07/01/31	500	516,070

New Hampshire–0.55%
New Hampshire (State of) Business Finance Authority (Huggins Hospital) Series 2009, First Mortgage RB	6.88%	10/01/39	2,000	2,017,240

New Hampshire (State of) Health & Education Facilities Authority (The Huntington at Nashua);
Series 2003 A, RB	6.88%	05/01/23	750	768,172

Series 2003 A, RB	6.88%	05/01/33	750	755,483

				3,540,895

New Jersey–1.95%
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	2,400	1,974,312

New Jersey (State of) Economic Development Authority (Cedar Crest Village, Inc. Facility); Series 2001 A, Retirement Community RB(b)(c)	7.25%	11/15/11	500	562,260

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facilities RB(f)	6.25%	09/15/29	1,010	938,351

Series 2000, Special Facilities RB(f)	7.00%	11/15/30	565	565,927

Series 2000, Special Facilities RB(f)	7.20%	11/15/30	425	427,350

Series 2003, Special Facilities RB(f)	9.00%	06/01/33	500	526,450

New Jersey (State of) Economic Development Authority (Lions Gate);
Series 2005 A, First Mortgage RB	5.00%	01/01/15	825	815,570

Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	648,620

Series 2005 A, First Mortgage RB	5.88%	01/01/37	1,360	1,142,427

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center);
Series 2001, First Mortgage RB(b)(c)	8.00%	04/01/11	800	900,312

Series 2001, First Mortgage RB(b)(c)	8.00%	04/01/11	500	562,695

Series 2006, First Mortgage RB	5.30%	11/01/26	1,100	954,503

Series 2006, First Mortgage RB	5.38%	11/01/36	700	561,806

New Jersey (State of) Health Care Facilities Financing Authority (Virtual Health); Series 2009, RB (INS–Assured Guaranty Ltd.)(d)	5.50%	07/01/38	1,000	1,081,450

New Jersey (State of) Transportation Trust Fund Authority; Series 2005 B, RB (INS–Ambac Assurance Corp.)(d)	5.25%	12/15/23	750	873,000

				12,535,033

New Mexico–0.19%
Mariposa East Public Improvement District;
Series 2006, Unlimited Tax GO	5.75%	09/01/21	500	431,095

Series 2006, Unlimited Tax GO	6.00%	09/01/32	1,000	775,000

				1,206,095

New York–1.82%
Broome (County of) Industrial Development Agency (Good Shepherd Village);
Series 2008 A, Continuing Care Retirement IDR	6.15%	07/01/18	500	487,585

Series 2008 A, Continuing Care Retirement IDR	6.75%	07/01/28	600	518,844

Series 2008 A, Continuing Care Retirement IDR	6.88%	07/01/40	1,000	829,730

East Rochester (City of) Housing Authority (Woodland Village); Series 2006, Ref. Senior Living RB	5.50%	08/01/33	1,700	1,401,106

Erie (County of) Industrial Development Agency (Orchard Park CCRC, Inc.); Series 2006 A, IDR	6.00%	11/15/26	1,100	985,072

Monroe (County of) Industrial Development Agency (Woodland Village); Series 2000, Civic Facilities IDR(b)(c)	8.55%	11/15/10	1,000	1,107,140

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement IDR	6.50%	01/01/27	1,000	956,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York (State of) Dormitory Authority (Mount Sinai NYU Health Obligated Group); Series 2000, RB	5.50%	07/01/26	$500	$500,295

Syracuse (City of) Industrial Development Agency (Jewish Home of Central New York, Inc.);
Series 2001 A, First Mortgage IDR	7.38%	03/01/21	350	351,484

Series 2001 A, First Mortgage IDR	7.38%	03/01/31	500	479,000

Ulster (County of) Industrial Development Agency,
Series 2007 A, Civic Facilities IDR	6.00%	09/15/27	2,000	1,874,760

Series 2007 A, Civic Facilities IDR	6.00%	09/15/37	2,000	1,691,740

Westchester (County of) Industrial Development Agency (Hebrew Hospital Senior Housing, Inc.); Series 2000 A, Continuing Care Retirement IDR(b)(c)	7.38%	07/01/10	500	535,695

				11,718,451

North Carolina–0.69%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	1,300	975,442

North Carolina (State of) Medical Care Commission (Southminister); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	1,500	1,207,770

North Carolina (State of) Medical Care Commission (The Presbyterian Homes Obligated Group);
Series 2006, First Mortgage Health Care Facilities RB	5.60%	10/01/36	1,000	833,290

Series 2006 B, Ref. First Mortgage Health Care Facilities RB	5.20%	10/01/21	1,500	1,432,935

				4,449,437

North Dakota–0.66%
Grand Forks (City of) (4000 Valley Square);
Series 2006, Ref. Senior Housing RB	5.13%	12/01/21	1,315	1,156,345

Series 2006, Ref. Senior Housing RB	5.30%	12/01/34	855	634,829

Traill (County of) (Hillsboro Medical Center);
Series 2007, Health Care RB	5.25%	05/01/20	500	446,145

Series 2007, Health Care RB	5.50%	05/01/26	1,520	1,283,731

Series 2007, Health Care RB	5.50%	05/01/42	1,000	749,810

				4,270,860

Ohio–2.65%
Adams (County of); Series 2005, Hospital Facilities Improvement RB	5.75%	09/01/10	395	387,404

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion);
Series 2007 A, Health Care RB	5.75%	11/01/22	1,000	998,120

Series 2007 A, Health Care RB	6.00%	11/01/27	2,000	1,933,560

Cleveland-Cuyahoga (County of) Port Authority (St. Clarence-Governmental & Educational Assistance Corp., LLC); Series 2006 A, Senior Housing RB	6.25%	05/01/38	2,210	1,613,366

Cleveland-Cuyahoga (County of) Port Authority; Series 2001, Special Assessment Tax Increment RB	7.35%	12/01/31	1,000	1,006,210

Cuyahoga (County of) (Canton, Inc.); Series 2000, Hospital Facilities RB	7.50%	01/01/30	750	765,068

Cuyahoga (County of) (Eliza Jennings Senior Care Network);
Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	1,000	855,960

Series 2007 A, Health Care & Independent Living Facilities RB	6.00%	05/15/37	1,000	863,230

Hickory Chase Community Authority;
Series 2008, Infrastructure Improvement RB	6.75%	12/01/27	2,000	1,305,480

Series 2008, Infrastructure Improvement RB	7.00%	12/01/38	1,500	979,110

Lucas (County of) (Sunset Retirement Communities);
Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.50%	08/15/20	920	938,906

Series 2000 A, Ref. & Improvement Health Care Facilities RB	6.55%	08/15/24	500	508,660

Norwood (City of) (Cornerstone at Norwood);
Series 2006, Tax Increment Financing RB	5.25%	12/01/15	1,080	995,144

Series 2006, Tax Increment Financing RB	5.75%	12/01/20	1,300	1,115,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio–(continued)

Toledo-Lucas (County of) Port Authority (St. Mary Woods);
Series 2004 A, RB	6.00%	05/15/24	$1,750	$1,545,950

Series 2004 A, RB	6.00%	05/15/34	1,500	1,250,250

				17,062,104

Oklahoma–0.87%
Cleveland (County of) Justice Authority (Detention Facility); Series 2009 B, Sales Tax RB	5.75%	03/01/29	1,400	1,492,008

Oklahoma (County of) Finance Authority (Epworth Villa);
Series 2005 A, Ref. RB	5.00%	04/01/15	1,025	996,218

Series 2005 A, Ref. RB	5.70%	04/01/25	2,500	2,258,950

Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	825	844,767

				5,591,943

Oregon–1.09%
Clackamas (County of) Hospital Facilities Authority (Odd Fellows Home-Friendship Health Center); Series 1998 A, Ref. RB	5.88%	09/15/21	230	207,485

Clackamas (County of) Hospital Facilities Authority (Willamette Falls Hospital); Series 2005, Ref. Gross RB	5.13%	04/01/26	1,000	906,220

Oregon (State of) Health & Science University;
Series 2009 A, RB	5.88%	07/01/33	2,500	2,719,325

Series 2009 A, RB	5.75%	07/01/39	1,175	1,260,082

Yamhill (County of) Hospital Authority (Friendsview Retirement Community); Series 2003, RB(b)(c)	7.00%	12/01/13	1,555	1,897,069

				6,990,181

Pennsylvania–8.58%
Allegheny (County of) Hospital Development Authority (Villa St. Joseph of Baden, Inc.); Series 1998, Health Care Facilities RB	6.00%	08/15/28	500	437,150

Allegheny (County of) Industrial Development Authority (Propel Schools-Homestead); Series 2004 A, Charter School IDR	7.00%	12/15/15	685	704,091

Blair (County of) Industrial Development Authority (Village of Pennsylvania State);
Series 2002 A, IDR	6.90%	01/01/22	500	490,870

Series 2002 A, IDR	7.00%	01/01/34	500	479,700

Butler (County of) Hospital Authority (Butler Health System);
Series 2009, RB	7.13%	07/01/29	2,145	2,422,456

Series 2009, RB	7.25%	07/01/39	1,590	1,778,558

Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 1999, Ref. First Mortgage IDR	6.38%	12/01/19	1,000	1,008,570

Series 2006, Ref. First Mortgage IDR	5.13%	12/01/12	500	498,925

Series 2006, Ref. First Mortgage IDR	5.25%	12/01/13	500	502,840

Series 2006, Ref. First Mortgage IDR	5.25%	12/01/15	260	259,912

Series 2006, Ref. First Mortgage IDR	5.38%	12/01/16	500	469,400

Series 2006, Ref. First Mortgage IDR	5.75%	12/01/22	935	837,994

Chester (County of) Industrial Development Authority (Avon Grove Charter School); Series 2007 A, IDR	6.25%	12/15/27	1,000	885,840

Crawford (County of) Hospital Authority (Wesbury United Methodist Community); Series 1999, Senior Living Facilities RB	6.25%	08/15/29	750	691,095

Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	6.00%	07/01/35	1,000	923,730

Cumberland (County of) Municipal Authority (Presbyterian Homes Obligated Group);
Series 2008 A, RB	5.00%	01/01/17	2,000	2,002,260

Series 2008 A, RB	5.35%	01/01/20	515	517,395

Series 2008 A, RB	5.45%	01/01/21	885	889,363

Cumberland (County of) Municipal Authority (Wesley Affiliated Services, Inc.); Series 2002 A, Retirement Community RB(b)(c)	7.13%	01/01/13	700	830,207

Fulton (County of) Industrial Development Authority (The Fulton County Medical Center); Series 2006, Hospital IDR	5.88%	07/01/31	1,500	1,277,205

Lancaster (County of) Hospital Authority (Saint Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.63%	04/01/28	500	474,515

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Lancaster (County of) Industrial Development Authority (Garden Spot Village);
Series 2000 A, IDR(b)(c)	7.60%	05/01/10	$250	$263,090

Series 2000 A, IDR(b)(c)	7.63%	05/01/10	500	526,250

Lawrence (County of) Industrial Development Authority (Shenango Presbyterian Senior Care Obligated Group); Series 2001 B, Senior Health & Housing Facilities IDR(b)(c)	7.50%	11/15/11	1,000	1,151,960

Lehigh (County of) General Purpose Authority (Bible Fellowship Church Home Inc.);
Series 2001, First Mortgage RB	7.63%	11/01/21	250	260,082

Series 2001, First Mortgage RB	7.75%	11/01/33	750	764,835

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, First Mortgage IDR (LOC–Lloyds TSB Bank PLC)(g)(h)	0.35%	07/01/38	27,285	27,285,000

North Penn (Region of) Health Hospital & Education Authority (Maple Village); Series 2000 A, Hospital RB(b)(c)	8.00%	04/01/10	300	311,214

Pennsylvania (State of) Economic Development Financing Authority (Northwestern Human Services, Inc.); Series 1998 A, RB	5.25%	06/01/14	1,000	986,320

Pennsylvania (State of) Higher Educational Facilities Authority (Student Association, Inc. at California University of Pennsylvania);
Series 2000 A, Student Housing RB	6.75%	09/01/20	500	513,300

Series 2000 A, Student Housing RB	6.75%	09/01/32	320	322,451

Philadelphia (City of) Industrial Development Authority (Cathedral Village); Series 2003 A, IDR	6.88%	04/01/34	500	473,630

Philadelphia (City of) Industrial Development Authority (Russell Byers Charter School);
Series 2007 A, IDR	5.15%	05/01/27	1,000	873,530

Series 2007 A, IDR	5.25%	05/01/37	1,000	830,600

Philadelphia (City of) Industrial Development Authority; Series 2007 A, IDR	5.50%	09/15/37	2,700	2,326,212

				55,270,550

Puerto Rico–0.38%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; First Sub. Series 2009 A, RB	5.50%	08/01/28	2,250	2,451,375

Rhode Island–0.77%
Rhode Island (State of) Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2009 A, Hospital Financing RB	7.00%	05/15/39	2,500	2,741,875

Series 2009 A, Hospital Financing RB (INS–Assured Guaranty Ltd.)(d)	6.25%	05/15/30	2,000	2,205,080

				4,946,955

South Carolina–1.87%
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2007, Ref. First Mortgage Health Care Facilities RB	5.00%	05/01/14	1,035	1,055,762

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.38%	05/01/21	1,500	1,381,455

Series 2007, Ref. First Mortgage Health Care Facilities RB	5.50%	05/01/28	1,100	951,357

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance);
Series 2000 A, Hospital Facilities Improvement RB(b)(c)	7.38%	12/15/10	800	871,024

Series 2003 A, Ref. Hospital Facilities RB	6.13%	08/01/23	1,500	1,555,470

Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	1,570	1,610,082

South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2004 A, Residential Care Facilities RB	6.25%	05/15/25	750	733,860

Series 2004 A, Residential Care Facilities RB	6.38%	05/15/32	1,250	1,168,763

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	2,000	1,618,700

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2000, First Mortgage Health Facilities RB(b)(c)	7.75%	10/01/10	700	760,998

Series 2000, First Mortgage Health Facilities RB(b)(c)	8.00%	10/01/10	300	326,856

				12,034,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota–0.25%
Sioux Falls (City of); Series 2008 A, Tax Increment Allocation RB	5.75%	01/15/28	$1,300	$1,099,332

South Dakota (State of) Health & Educational Facilities Authority (Westhills Village Retirement Community); Series 2003, RB	5.65%	09/01/23	500	511,950

				1,611,282

Tennessee–0.53%
Blount (County of) Health & Educational Facilities Board (Asbury, Inc.); Series 2007 A, Ref. RB	5.13%	04/01/23	1,690	1,403,139

Davidson and Williamson (Counties of) Harpeth Valley Utilities District; Series 2004, Utilities Improvement RB (INS–National Public Finance Guarantee Corp.)(d)	5.00%	09/01/34	1,000	1,032,810

Johnson City (City of) Health & Educational Facilities Board (Appalachian Christian Village);
Series 2004 A, Retirement Facilities RB	6.00%	02/15/24	500	465,790

Series 2004 A, Retirement Facilities RB	6.25%	02/15/32	600	537,342

				3,439,081

Texas–8.03%
Abilene (City of) Health Facilities Development Corp. (Sears Methodist Retirement System Obligated Group Report); Series 2003 A, Retirement Facilities RB	7.00%	11/15/33	2,400	2,110,320

Atlanta (City of) Hospital Authority; Series 1999, RB	6.70%	08/01/19	470	475,640

Bexar (County of) Housing Finance Corp. (American Opportunity for Housing-Cinnamon Creek Apartments); Sr. Series 2002 A-1, MFH RB	6.85%	12/01/23	750	641,205

Clifton Higher Education Finance Corp. (Tejano Center for Community Concerns, Inc.–Raul Yzaguirre School for Success); Series 2009 A, Ref. RB	9.00%	02/15/38	2,000	2,354,880

Corpus Christi (Port of) Industrial Development Corp. (Valero); Series 1997 C, Ref. IDR	5.40%	04/01/18	605	605,151

Dallas-Fort Worth (Cities of) International Airport Facilities Improvement Corp.; Series 2000 A-3, Ref. RB(f)	9.13%	05/01/29	500	483,865

Decatur (City of) Hospital Authority (Wise Regional Health System);
Series 2004 A, RB	5.63%	09/01/13	1,735	1,840,679

Series 2004 A, RB	7.00%	09/01/25	2,825	2,819,406

Series 2004 A, RB	7.13%	09/01/34	905	903,670

Gulf Coast Waste Disposal Authority (Valero Energy Corp.); Series 2001, RB(f)	6.65%	04/01/32	900	913,410

Harris (County of) Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Hospital RB	7.20%	12/01/28	1,000	1,101,900

HFDC of Central Texas, Inc. (Villa de San Antonio); Series 2004 A, RB	6.00%	05/15/25	500	362,780

HFDC of Central Texas, Inc.;
Series 2006 A, Retirement Facilities RB	5.63%	11/01/26	750	638,280

Series 2006 A, Retirement Facilities RB	5.50%	11/01/31	500	403,845

Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	1,000	747,380

Hidalgo (County of) Health Services Corp. (Mission Hospital, Inc.);
Series 2005, Hospital RB	5.00%	08/15/15	500	505,845

Series 2005, Hospital RB	5.00%	08/15/19	700	691,908

Hopkins (County of) Hospital District;
Series 2008, RB	6.00%	02/15/33	1,000	918,920

Series 2008, RB	6.00%	02/15/38	1,000	904,530

Houston (City of) (Continental Airlines, Inc. Terminal E); Series 2001 E, Airport System Special Facilities RB(f)	6.75%	07/01/29	500	491,375

Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community);
Series 2004 A, Retirement Facilities RB(b)(c)	7.00%	02/15/14	300	364,473

Series 2004 A, Retirement Facilities RB(b)(c)	7.00%	02/15/14	750	911,183

Series 2004 A, Retirement Facilities RB(b)(c)	7.13%	02/15/14	450	548,838

La Vernia Higher Education Finance Corp. (Amigos Por Vida/Friends for Life); Series 2008, RB	6.38%	02/15/37	1,635	1,391,483

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

La Vernia Higher Education Finance Corp.;
Series 2008 A, RB	6.25%	02/15/17	$1,245	$1,266,190

Series 2008 A, RB	7.13%	02/15/38	2,000	2,032,700

Lufkin (City of) Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2007, RB	5.50%	02/15/37	1,000	889,060

Matagorda (County of) Navigation District No. 1 (Central Power & Light Co.); Series 2001 A, PCR	6.30%	11/01/29	1,000	1,106,470

Meadow Parc Development, Inc. (Meadow Parc Apartments); Series 1998, MFH RB	6.50%	12/01/30	1,135	935,603

Mesquite (City of) Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2005, Retirement Facilities RB	5.63%	02/15/35	945	824,881

Midlothian (City of) Development Authority;
Series 2001, Tax Increment Contract Allocation RB(b)(c)	7.88%	05/15/11	1,000	1,130,110

Series 2004, Tax Increment Contract Allocation RB(a)	6.20%	11/15/29	1,000	897,390

North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas); Series 2009, Hospital RB	5.75%	08/15/39	1,500	1,604,850

Pearland (City of) Development Authority; Series 2009, Tax Increment Contract Allocation RB	5.88%	09/01/29	805	844,517

Tarrant (County of) Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facilities RB	5.63%	11/15/27	1,500	1,430,280

Series 2007, Retirement Facilities RB	5.75%	11/15/37	3,500	3,260,145

Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facilities RB	5.25%	02/15/17	1,150	1,126,896

Series 2007, Retirement Facilities RB	5.75%	02/15/25	1,500	1,333,410

Series 2007, Retirement Facilities RB	5.75%	02/15/29	1,600	1,359,472

Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere);
Series 2006 A, Retirement Facilities RB	6.00%	11/15/26	1,200	1,139,640

Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	2,000	1,782,600

Travis (County of) Health Facilities Development Corp. (Querencia Barton Creek);
Series 2005, Retirement Facilities RB	5.50%	11/15/25	1,650	1,466,883

Series 2005, Retirement Facilities RB	5.65%	11/15/35	1,250	1,019,438

University of Houston (Consolidated System); Series 2009 A, Ref. RB	5.00%	02/15/34	2,000	2,138,840

Woodhill Public Facilities Corp. (Woodhill Apartments); Series 1999, MFH RB	7.50%	12/01/29	1,000	1,000,830

				51,721,171

Utah–3.10%
Provo (City of) (Freedom Academy Foundation); Series 2007, Charter School RB	5.50%	06/15/37	1,450	1,149,908

Utah (County of) (Lakeview Academy); Series 2007 A, Charter School RB	5.63%	07/15/37	2,200	1,869,230

Utah (County of) (Renaissance Academy);
Series 2007 A, Charter School RB	5.35%	07/15/17	1,000	930,450

Series 2007 A, Charter School RB	5.63%	07/15/37	1,350	1,147,027

Utah (County of) (Ronald Wilson Reagan Academy);
Series 2007 A, Charter School RB	5.75%	02/15/22	340	308,832

Series 2007 A, Charter School RB	6.00%	02/15/38	2,710	2,392,605

Utah (State of) Charter School Finance Authority (Channing Hall);
Series 2007 A, RB(a)	5.88%	07/15/27	780	706,095

Series 2007 A, RB(a)	6.00%	07/15/37	2,100	1,834,854

Utah (State of) Charter School Finance Authority (George Washington Academy);
Series 2008 A, RB	6.75%	07/15/28	1,340	1,297,616

Series 2008 A, RB	7.00%	07/15/40	1,690	1,623,938

Utah (State of) Charter School Finance Authority (Rockwell Charter High School); Series 2008 A, RB	7.00%	08/15/38	2,000	1,526,620

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	3,800	3,366,078

West Valley City (City of) (Monticello Academy); Series 2007, Ref. Charter School RB(a)	6.38%	06/01/37	2,000	1,808,460

				19,961,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Virginia–2.11%
Chesterfield (County of) Health Center Commission (Lucy Corr Village);
Series 2008 A, Residential Care Facilities RB	6.13%	12/01/30	$2,000	$1,875,380

Series 2008 A, Residential Care Facilities RB	6.25%	12/01/38	2,000	1,833,900

Henrico (County of) Economic Development Authority (Virginia United Methodist Homes); Series 2002 A, Ref. Residential Care Facilities RB	6.50%	06/01/22	750	768,128

Lexington (City of) Industrial Development Authority (Kendall at Lexington);
Series 2007 A, Residential Care Facilities Mortgage IDR	5.25%	01/01/21	895	820,984

Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/22	780	716,453

Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/23	425	381,790

Series 2007 A, Residential Care Facilities Mortgage IDR	5.38%	01/01/28	750	642,060

Series 2007 A, Residential Care Facilities Mortgage IDR	5.50%	01/01/37	1,300	1,044,069

Lynchburg (City of) Industrial Development Authority (The Summit); Series 2002 A, Residential Care Facilities Mortgage IDR	6.25%	01/01/28	500	455,400

Norfolk Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc.-Harbor’s Edge);
Series 2004 A, First Mortgage RB	6.00%	01/01/25	500	457,455

Series 2004 A, First Mortgage RB	6.13%	01/01/35	1,100	936,375

Peninsula Ports Authority (Virginia Baptist Homes);
Series 2003 A, Residential Care Facilities RB(b)(c)	7.38%	12/01/13	500	612,620

Series 2006 C, Ref. Residential Care Facilities RB	5.38%	12/01/26	1,000	642,990

Series 2006 C, Ref. Residential Care Facilities RB	5.40%	12/01/33	1,000	643,070

Peninsula Town Center Community Development Authority,
Series 2007, Special Obligations RB	6.35%	09/01/28	1,000	881,000

Series 2007, Special Obligations RB	6.45%	09/01/37	1,000	849,260

				13,560,934

Washington–1.40%
Klickitat (County of) Public Hospital District No. 2 (Skyline Hospital); Series 2007, RB	6.50%	12/01/38	2,000	1,792,240

Skagit (County of) Public Hospital District No. 1 (Skagit Valley Hospital); Series 2007, RB	5.75%	12/01/28	1,250	1,241,288

Washington (State of) Health Care Facilities Authority (Multi-Care Health System); Series 2007 B, RB (INS–Financial Security Assurance Inc.)(d)	5.00%	08/15/41	1,000	1,022,970

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	500	563,080

Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2009 A, RB	6.50%	11/15/33	1,500	1,588,020

Washington (State of) Health Care Facilities Authority; Series 2007 C, RB (INS–Radian Asset Assurance, Inc.)(d)	5.50%	08/15/42	3,000	2,830,590

				9,038,188

West Virginia–1.29%
Harrison (County of) Commission (Charles Pointe No. 2); Series 2008 A, Ref. Tax Increment Allocation RB	7.00%	06/01/35	1,500	1,261,950

Harrison County (County of) Commission (Charles Pointe No. 2); Series 2008 B, Ref. Tax Increment Allocation RB	7.00%	06/01/28	1,000	875,820

West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.50%	10/01/38	5,000	4,610,400

Series 2008, RB	6.75%	10/01/43	1,650	1,528,791

				8,276,961

Wisconsin–3.02%
Milwaukee (City of) Redevelopment Authority (Academy of Learning & Leadership, Inc.);
Series 2007 A, Education RB	5.50%	08/01/22	300	254,133

Series 2007 A, Education RB	5.65%	08/01/37	1,540	1,195,687

Milwaukee (City of) Redevelopment Authority (Milwaukee Science Education Consortium, Inc.); Series 2005 A, RB	5.75%	08/01/35	1,815	1,502,566

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM High Income Municipal Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(continued)

Wisconsin (State of) Health & Educational Facilities Authority (AE Nursing Centers);
Series 2008, RB	7.15%	06/01/28	$1,100	$1,051,941

Series 2008, RB	7.25%	06/01/38	1,000	927,550

Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.);
Series 2004 A, RB	6.50%	08/15/26	250	251,425

Series 2004 A, RB	6.75%	08/15/34	950	955,367

Wisconsin (State of) Health & Educational Facilities Authority (Community Memorial Hospital, Inc.); Series 2003, RB	7.13%	01/15/22	990	990,396

Wisconsin (State of) Health & Educational Facilities Authority (Community Rehabilitation Providers Facilities Acquisition Program); Series 1998, RB	6.88%	12/01/23	200	189,928

Wisconsin (State of) Health & Educational Facilities Authority (Eastcastle Place, Inc.);
Series 2004, RB	6.00%	12/01/24	500	477,450

Series 2004, RB	6.13%	12/01/34	1,000	881,200

Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic); Series 2001 B, RB	6.00%	02/15/25	2,000	2,026,260

Wisconsin (State of) Health & Educational Facilities Authority (New Castle Place); Series 2001 A, RB	7.00%	12/01/31	250	249,408

Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Village); Series 2000 A, RB(c)	7.63%	08/15/30	1,000	1,020,220

Wisconsin (State of) Health & Educational Facilities Authority (Southwest Health Center); Series 2004 A, RB	6.13%	04/01/24	260	239,372

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community Inc.);
Series 2009 A, RB	7.25%	09/15/29	1,000	1,001,020

Series 2009 A, RB	7.63%	09/15/39	1,000	1,054,650

Wisconsin (State of) Health & Educational Facilities Authority (Tomah Memorial Hospital, Inc.);
Series 2003, RB	6.00%	07/01/15	100	102,413

Series 2003, RB	6.13%	07/01/16	150	150,167

Series 2003, RB	6.63%	07/01/28	750	722,662

Wisconsin (State of) Health & Educational Facilities Authority (Wisconsin Illinois Senior Housing, Inc.);
Series 2006, Ref. RB	5.50%	08/01/16	2,020	2,005,092

Series 2006, Ref. RB	5.80%	08/01/29	2,400	2,181,936

				19,430,843

Wyoming–0.08%
Teton (County of) Hospital District (St. John’s Medical Center); Series 2002, RB	6.75%	12/01/22	500	504,125

TOTAL INVESTMENTS(i)–98.47% (Cost $684,100,346)				634,032,783

OTHER ASSETS LESS LIABILITIES–1.53%				9,839,075

NET ASSETS–100.00%				$643,871,858

Investment Abbreviations:

GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $23,271,808, which represented 3.61% of the Fund’s Net Assets.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM High Income Municipal Fund

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at September 30, 2009 was $3,607,253, which represented 0.56% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.
(h)	Security is considered a cash equivalent.
(i)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

Portfolio Composition

By credit quality
as of September 30, 2009

Pre-refunded	4.3%

AAA	1.2

AA	6.6

A	7.4

BBB	15.4

BB	3.8

B	0.5

Cash	0.1

Not rated	60.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        AIM High Income Municipal Fund

Statement of Assets and Liabilities

September 30, 2009
(Unaudited)

Assets:
Investments, at value (Cost $684,100,346)	$634,032,783

Receivables for:
Investments sold	110,000

Fund shares sold	4,188,737

Dividends and interest	12,144,942

Investment for trustee deferred compensation and retirement plans	27,416

Other assets	29,735

Total assets	650,533,613

Liabilities:
Payables for:
Investments purchased	3,975,570

Fund shares reacquired	477,905

Amount due custodian	800,530

Dividends	1,008,275

Accrued fees to affiliates	258,601

Accrued other operating expenses	75,715

Trustee deferred compensation and retirement plans	65,159

Total liabilities	6,661,755

Net assets applicable to shares outstanding	$643,871,858

Net assets consist of:
Shares of beneficial interest	$747,978,312

Undistributed net investment income	1,397,966

Undistributed net realized gain (loss)	(55,436,857)

Unrealized appreciation (depreciation)	(50,067,563)

$643,871,858

Net Assets:
Class A	$396,966,232

Class B	$21,157,613

Class C	$136,058,694

Class Y	$44,398,582

Institutional Class	$45,290,737

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	51,693,510

Class B	2,751,499

Class C	17,706,655

Class Y	5,774,756

Institutional Class	5,896,544

Class A:
Net asset value per share	$7.68

Maximum offering price per share (Net asset value of $7.68 divided by 95.25%)	$8.06

Class B:
Net asset value and offering price per share	$7.69

Class C:
Net asset value and offering price per share	$7.68

Class Y:
Net asset value and offering price per share	$7.69

Institutional Class:
Net asset value and offering price per share	$7.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        AIM High Income Municipal Fund

Statement of Operations

For the six months ended September 30, 2009
(Unaudited)

Investment income:
Interest	$19,907,743

Expenses:
Advisory fees	1,633,769

Administrative services fees	83,134

Custodian fees	13,427

Distribution fees:
Class A	424,353

Class B	95,034

Class C	538,080

Transfer agent fees — Class A, B, C and Y	133,302

Transfer agent fees — Institutional	26,571

Trustees’ and officers’ fees and benefits	16,055

Other	159,333

Total expenses	3,123,058

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(560,814)

Net expenses	2,562,244

Net investment income	17,345,499

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(6,965,608)

Change in net unrealized appreciation of investment securities	104,815,131

Net realized and unrealized gain	97,849,523

Net increase in net assets resulting from operations	$115,195,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26        AIM High Income Municipal Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2009 and the year ended March 31, 2009
(Unaudited)

	September 30,	March 31,
	2009	2009

Operations:
Net investment income	$17,345,499	$34,271,334

Net realized gain (loss)	(6,965,608)	(26,973,935)

Change in net unrealized appreciation (depreciation)	104,815,131	(119,029,870)

Net increase (decrease) in net assets resulting from operations	115,195,022	(111,732,471)

Distributions to shareholders from net investment income:
Class A	(10,963,174)	(21,958,475)

Class B	(546,844)	(1,195,315)

Class C	(3,073,661)	(5,260,406)

Class Y	(999,088)	(470,291)

Institutional Class	(1,759,378)	(4,890,134)

Total distributions from net investment income	(17,342,145)	(33,774,621)

Share transactions-net:
Class A	23,758,059	17,990,381

Class B	(84,923)	(4,140,540)

Class C	24,445,288	19,165,107

Class Y	24,588,388	16,445,547

Institutional Class	(13,687,242)	(17,187,361)

Net increase in net assets resulting from share transactions	59,019,570	32,273,134

Net increase (decrease) in net assets	156,872,447	(113,233,958)

Net assets:
Beginning of period	486,999,411	600,233,369

End of period (includes undistributed net investment income of $1,397,966 and $1,394,612, respectively)	$643,871,858	$486,999,411

Notes to Financial Statements

September 30, 2009
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM High Income Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to achieve a high a level of current income that is exempt from federal income taxes.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The Fund is offered on a limited basis to certain investors. The limited offering is subject to the terms and conditions set forth in the prospectus, and the Fund may cease the limited offering and/or resume sales to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

27        AIM High Income Municipal Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

28        AIM High Income Municipal Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
The value of, payment of interest on, repayment of principal for and the ability of the Fund to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers in which the Fund invests are located.
Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.60%

Over $500 million up to and including $1 billion	0.55%

Over $1 billion up to and including $1.5 billion	0.50%

Over $1.5 billion	0.45%

  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisors”) the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).
  The Advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 0.80%, 1.55%, 1.55%, 0.55% and 0.55% of average daily net assets, respectively. In determining the Advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary itemsor non-routine items; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with Invesco Ltd. (“Invesco”) described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, the Advisor will retain its ability to be reimbursed for fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended September 30, 2009, the Advisor waived advisory fees $400,861 and reimbursed class level expenses of $90,050, $5,042, $28,546, $7,989 and $26,570 of Class A, Class B, Class C, Class Y, and Institutional Class shares, respectively.
  At the request of the Trustees of the Trust, Invesco agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2009, Invesco reimbursed expenses of the Fund in the amount of $80.
  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s

29        AIM High Income Municipal Fund

Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2009, IADI advised the Fund that IADI retained $70,306 in front-end sales commissions from the sale of Class A shares and $2,581, $9,660 and $9,175 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$634,032,783	$—	$634,032,783

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2009, the Fund engaged in securities sales of $4,350,528.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,676.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2009, the Fund paid legal fees of $1,663 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

30        AIM High Income Municipal Fund

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2010	$3,255,459

March 31, 2011	972,821

March 31, 2012	1,072,111

March 31, 2013	2,599,981

March 31, 2014	376,854

March 31, 2015	622,423

March 31, 2016	4,837,280

March 31, 2017	14,375,305

Total capital loss carryforward	$28,112,234

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2009 was $66,185,747 and $23,309,947, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$16,212,644

Aggregate unrealized (depreciation) of investment securities	(66,269,582)

Net unrealized appreciation (depreciation) of investment securities	$(50,056,938)

Cost of investments for tax purposes is $684,089,721.

31        AIM High Income Municipal Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	September 30, 2009(a)		March 31, 2009
	Shares	Amount	Shares	Amount

Sold:

Class A	10,116,259	$69,619,919	21,013,893	$154,988,660

Class B	318,143	2,204,062	511,324	3,827,007

Class C	4,306,917	29,929,767	6,263,920	47,413,934

Class Y(b)	4,080,141	27,706,240	2,270,249	17,140,130

Institutional Class	1,060,531	7,271,617	2,581,337	19,166,377

Issued as reinvestment of dividends:

Class A	933,849	6,537,647	1,842,877	13,353,674

Class B	40,082	282,467	75,025	539,333

Class C	286,114	2,008,090	487,859	3,498,074

Class Y	76,489	540,803	47,741	308,996

Institutional Class	248,115	1,717,026	478,320	3,444,464

Automatic conversion of Class B shares to Class A shares:

Class A	203,267	1,398,146	441,071	3,200,774

Class B	(202,962)	(1,398,146)	(440,494)	(3,200,774)

Reacquired:

Class A(b)	(7,916,770)	(53,797,653)	(21,943,013)	(153,552,727)

Class B	(169,177)	(1,173,306)	(712,799)	(5,306,106)

Class C	(1,086,728)	(7,492,569)	(4,425,111)	(31,746,901)

Class Y	(552,072)	(3,658,655)	(147,792)	(1,003,579)

Institutional Class	(3,274,386)	(22,675,885)	(6,179,096)	(39,798,202)

Net increase in share activity	8,467,812	$59,019,570	2,165,311	$32,273,134

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A shares into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	2,038,098	$15,550,688

Class A	(2,038,098)	(15,550,688)

32        AIM High Income Municipal Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
				Net gains						expenses		expenses
				(losses) on						to average		to average net		Ratio of net
	Net asset			securities		Dividends				net assets		assets without		investment
	value,	Net		(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 09/30/09	$6.46	$0.22	(c)	$1.22	$1.44	$(0.22)	$7.68	22.75%	$396,966	0.80	%(d)	1.00	%(d)	6.46	%(d)	4%
Year ended 03/31/09	8.20	0.45	(c)	(1.74)	(1.29)	(0.45)	6.46	(16.21)	312,444	0.75		0.99		6.07		22
Year ended 03/31/08	9.15	0.45		(0.96)	(0.51)	(0.44)	8.20	(5.70)	385,396	0.70		0.98		5.13		23
Year ended 03/31/07	8.97	0.45		0.17	0.62	(0.44)	9.15	7.11	348,602	0.65		1.01		4.99		10
Year ended 03/31/06	8.76	0.47		0.21	0.68	(0.47)	8.97	7.92	247,296	0.56		1.03		5.18		16
Year ended 03/31/05	8.73	0.51		0.04	0.55	(0.52)	8.76	6.51	132,996	0.55		1.08		5.83		12

Class B
Six months ended 09/30/09	6.47	0.20	(c)	1.22	1.42	(0.20)	7.69	22.28	21,158	1.55	(d)	1.75	(d)	5.71	(d)	4
Year ended 03/31/09	8.21	0.40	(c)	(1.75)	(1.35)	(0.39)	6.47	(16.85)	17,894	1.50		1.74		5.32		22
Year ended 03/31/08	9.16	0.39		(0.96)	(0.57)	(0.38)	8.21	(6.39)	27,354	1.45		1.73		4.38		23
Year ended 03/31/07	8.98	0.38		0.18	0.56	(0.38)	9.16	6.31	39,066	1.40		1.76		4.24		10
Year ended 03/31/06	8.77	0.40		0.21	0.61	(0.40)	8.98	7.12	45,422	1.31		1.78		4.43		16
Year ended 03/31/05	8.74	0.44		0.05	0.49	(0.46)	8.77	5.73	46,429	1.30		1.83		5.08		12

Class C
Six months ended 09/30/09	6.47	0.20	(c)	1.21	1.41	(0.20)	7.68	22.12	136,059	1.55	(d)	1.75	(d)	5.71	(d)	4
Year ended 03/31/09	8.20	0.39	(c)	(1.73)	(1.34)	(0.39)	6.47	(16.75)	91,821	1.50		1.74		5.32		22
Year ended 03/31/08	9.16	0.38		(0.96)	(0.58)	(0.38)	8.20	(6.51)	97,388	1.45		1.73		4.38		23
Year ended 03/31/07	8.97	0.38		0.19	0.57	(0.38)	9.16	6.43	80,702	1.40		1.76		4.24		10
Year ended 03/31/06	8.77	0.40		0.20	0.60	(0.40)	8.97	7.01	56,763	1.31		1.78		4.43		16
Year ended 03/31/05	8.74	0.44		0.05	0.49	(0.46)	8.77	5.73	33,114	1.30		1.83		5.08		12

Class Y
Six months ended 09/30/09	6.47	0.23	(c)	1.22	1.45	(0.23)	7.69	22.86	44,399	0.55	(d)	0.75	(d)	6.71	(d)	4
Year ended 03/31/09(e)	7.63	0.20	(c)	(1.13)	(0.93)	(0.23)	6.47	(12.21)	14,033	0.51	(f)	0.78	(f)	6.31	(f)	22

Institutional Class
Six months ended 09/30/09	6.46	0.23	(c)	1.22	1.45	(0.23)	7.68	22.89	45,291	0.55	(d)	0.80	(d)	6.71	(d)	4
Year ended 03/31/09	8.20	0.47	(c)	(1.75)	(1.28)	(0.46)	6.46	(15.99)	50,807	0.50		0.76		6.32		22
Year ended 03/31/08	9.16	0.47		(0.96)	(0.49)	(0.47)	8.20	(5.56)	90,096	0.45		0.75		5.38		23
Year ended 03/31/07(e)	8.98	0.32		0.17	0.49	(0.31)	9.16	5.53	51,501	0.40	(f)	0.77	(f)	5.24	(f)	10

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $338,555, $18,955, $107,322, $30,035 and $52,153 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 and July 31, 2006 for Class Y and Institutional Class shares, respectively.
(f)	Annualized.

33        AIM High Income Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
A	$1,000.00	$1,227.50	$4.47	$1,021.06	$4.05	0.80%

B	1,000.00	1,222.80	8.64	1,017.30	7.84	1.55

C	1,000.00	1,221.20	8.63	1,017.30	7.84	1.55

Y	1,000.00	1,228.60	3.07	1,022.31	2.79	0.55

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

34        AIM High Income Municipal Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Tax-Exempt Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM High Income Municipal Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or “independent” Trustees voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.
The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.
     In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses, and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory contracts for another year.
     The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.
     During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
     The discussion below serves as a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Aim
The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund’s investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board’s review of the qualifications of Invesco Aim to provide these services included the Board’s consideration of Invesco Aim’s portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory

35	AIM High Income Municipal Fund	continued

advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement.
     In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board’s knowledge of Invesco Aim’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
B.	Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board noted that investment decisions for the Fund are made by Invesco Institutional (N.A.), Inc. (Invesco Institutional). The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.
C.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Institutional currently manages assets of the Fund.
     The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper High Yield Municipal Debt Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and three year periods, and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board’s focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.
D.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was above the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data did not reflect the market downturn that occurred in the fourth quarter of 2008. The Board noted that neither Invesco Aim nor its affiliates serve as an adviser to other domestic mutual funds or other domestic clients with investment strategies comparable to those of the Fund.
     The Board noted that Invesco Aim has voluntarily agreed to waive fees and/or limit expenses of the Fund in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board considered the voluntary nature of this fee waiver/ expense limitation and noted that it can be terminated at any time by Invesco Aim without further notice to investors. The Board considered the effect this expense limitation would have on the Fund’s estimated total expenses. The Board also noted that Invesco Aim has agreed to reduce the per account transfer agent fee for all the retail funds, including the Fund, effective July 1, 2009.
     The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
     After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above, the expense limitations and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.
E.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes three breakpoints and that the level of the Fund’s advisory fees, as a percentage of

36	AIM High Income Municipal Fund	continued

the Fund’s net assets, has decreased as net assets increased because of the breakpoints. Based on this information, the Board concluded that the Fund’s advisory fees appropriately reflect economies of scale at current asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.
F.	Profitability and Financial Resources
The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The also Board considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
G.	Collateral Benefits to Invesco Aim and its Affiliates
The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim’s relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim’s and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Aim’s and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

37	AIM High Income Municipal Fund

Go Paperless with eDelivery Visit invescoaim.com/edelivery to receive quarterly statements, tax forms, fund reports and prospectuses with a service that’s all about eeees: – environmentally friendly. Go green by reducing the – efficient. Stop waiting for regular mail. Your documents number of trees used to produce paper. will be sent via email as soon as they’re available. – economical. Help reduce your fund’s printing and delivery – easy. Download, save and print files using your home expenses and put more capital back in your fund’s returns. computer with a few clicks of your mouse. This service is provided by Invesco Aim Investment Services, Inc.

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.
If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of Invesco Aim Management Group, Inc.
Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisers for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund’s prospectus for information on the fund’s subadvisers. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
     It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com	HIM-SAR-1	Invesco Aim Distributors, Inc.

AIM Tax-Exempt Cash Fund
Semiannual Report to Shareholders ▪ September 30, 2009

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco Aim.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Fund Performance
AIM Tax-Exempt Cash Fund 7-Day SEC Yields
As of 9/30/09

				Taxable Equivalent
			7-Day SEC Yields	7-Day SEC Yields
			Had Fees Not	Had Fees Not
			Been Waived	Been Waived
		Taxable Equivalent	and/or Expenses	and/or Expenses
	7-Day SEC Yields	7-Day SEC Yields*	Reimbursed	Reimbursed*

Class A Shares	0.47%	0.72%	0.32%	0.49%

Class Y Shares	0.47	0.72	0.47	0.72

Investor Class Shares	0.47	0.72	0.47	0.72

* Based on the highest personal income tax rate in effect on September 30, 2009 — 35%.
Yields will fluctuate. Had the distributor not waived fees and/or reimbursed expenses on Class A shares, performance would have been lower.

Performance quoted is past performance and cannot guarantee comparable future results; current performance may be lower or higher. Visit invescoaim.com for the most recent month-end performance.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency and is not a deposit or other obligation of, or guaranteed by, a depository institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2	AIM Tax-Exempt Cash Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
     Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
     A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.’s proxy committee votes shares held by the Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market’s decline.
     At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under “Products & Performance/ Investment Advisory Agreement Renewals.”
     You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
After an unprecedented downturn late last year and early this year, major market indexes in the U.S. and abroad rebounded in the second and third quarters of 2009. While this may give investors reason to hope that better times may be ahead, considerable uncertainty remains — both about the health of the U.S. and global economies and about the sustainability of recent positive market trends.
     The chairman of the U.S. Federal Reserve has testified that while several specific economic indicators have improved in recent months, he believes economic recovery is likely to be gradual in 2010 with some acceleration in 2011.
Staying in touch
While your individual financial adviser should always be your primary source of information and advice about the markets and your investments, we here at Invesco Aim also can provide helpful information. Our website, invescoaim.com, features “Investment Perspectives” — articles written by our investment professionals that provide timely market commentary, general investor education and sector updates.
     You can also access your Fund’s most recent quarterly commentary at invescoaim.com. Simply click on “Products and Performance” at the top of the website; next, select “Mutual Funds”; and then click on “Quarterly Commentary.”
A single focus
Invesco Aim’s investment professionals have managed clients’ money in up markets and down markets. While market conditions can change often, and dramatically, what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.
     If you have questions about this report or your account, please contact one of our skilled client services representatives at 800 959 4246. If you have questions or comments for me, please email me directly at phil@invescoaim.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
3	AIM Tax-Exempt Cash Fund

Schedule of Investments

September 30, 2009
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–83.92%
Alabama–0.95%
Gardendale (City of) (Woodbrook Apartments); Series 2002 D, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.54%	10/01/32	$500	$500,000

Colorado–9.62%
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2008 C-4, VRD RB(a)	3.75%	10/01/41	300	300,730

Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.35%	02/01/31	1,435	1,435,000

Southglenn Metropolitan District; Series 2007, VRD Special RB (LOC–BNP Paribas)(a)(b)(c)	0.40%	12/01/30	3,325	3,325,000

				5,060,730

District of Columbia–1.84%
District of Columbia (American Psychological Association); Series 2003, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.39%	03/01/28	970	970,000

Florida–2.55%
Florida (State of) Housing Finance Corp. (Charleston Landings Apartments); Series 2001 I-A, Ref. VRD MFH RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.39%	07/01/31	700	700,000

Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD Multifamily Mortgage RB (CEP–Federal Home Loan Mortgage Corp.)(a)	0.40%	11/01/32	640	640,000

				1,340,000

Idaho–0.95%
Custer (County of) (Standard Oil Co.); Series 1983, PCR(a)(c)	0.75%	10/01/09	500	500,000

Illinois–3.63%
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A-2, VRD RB(a)	0.75%	11/01/30	200	200,000

Illinois (State of) Finance Authority (Loyola University of Chicago Financing Program); Series 2008, Commercial Paper RN (LOC–JPMorgan Chase Bank, N.A.)(b)	0.45%	02/04/10	600	600,000

Metropolitan Pier and Exposition Authority (McCormick Place Expansion); Series 1999 A, Ref. RB(d)(e)	5.75%	12/15/09	400	408,243

West Chicago (City of) (Liquid Container, LP); Series 1991, VRD IDR RB (LOC–Bank of America, N.A.)(a)(b)	0.41%	03/01/15	700	700,000

				1,908,243

Indiana–1.14%
Indiana (State of) Health Facility Financing Authority (Capital Access Designated Pool Program); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.40%	01/01/20	600	600,000

Kentucky–0.48%
Kentucky (State of) Rural Water Finance Corp.; Series 2009 B-1, Public Construction RN	2.00%	03/01/10	250	250,824

Maryland–5.71%
Maryland (State of) Health & Higher Educational Facilities Authority (Pickersgill, Inc.); Series 2005 B, VRD RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.33%	01/01/35	3,000	3,000,000

Massachusetts–2.71%
Massachusetts (State of) Development Finance Agency (MassDevelopment CP Program 5 Issue); Series 2007, Commercial Paper RN (LOC– TD Bank, N.A.)(b)	0.40%	10/06/09	823	823,000

Massachusetts (State of) Development Finance Agency (New Bedford Whaling Museum); Series 1999, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.30%	09/01/29	600	600,000

				1,423,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–0.95%
Michigan (State of) Housing Development Authority (Parks and Taylor Apartments); Series 2002 A, VRD MFH Limited Obligation RB (CEP–Federal National Mortgage Association)(a)	0.40%	08/15/32	$500	$500,000

Minnesota–2.68%
Maplewood (City of) (Mounds Park Academy); Series 2003, VRD Educational Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.40%	10/01/23	725	725,000

Minnesota (State of) Independent School District No. 316 (The Greenway Schools); Series 2009 A, Aid Anticipation Ctfs. of Indebtedness Unlimited Tax GO Bonds	1.50%	09/10/10	180	181,516

Minnesota (State of) Rural Water Finance Authority; Series 2009, Public Projects Construction RN	2.25%	05/01/10	250	251,801

Minnesota (State of) School Districts Tax & Aid Anticipation Borrowing Program (Minnesota School District Credit Enhancement Program); Series 2009, COP	2.00%	09/10/10	250	253,465

				1,411,782

Mississippi–0.65%
Jackson (County of); Series 1994, Ref. VRD Water System Unlimited Tax GO Bonds (CEP–Chevron Corp.)(a)	0.46%	11/01/24	340	340,000

North Carolina–2.77%
North Carolina (State of) Educational Facilities Finance Agency (Gardner-Webb University); Series 1997, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)(f)	0.39%	07/01/17	1,025	1,025,000

North Carolina (State of) Medical Care Commission (Depaul Community Facilities, Inc.); Series 1999, First Mortgage Health Care Facilities RB(d)(e)	7.63%	11/01/09	420	430,009

				1,455,009

North Dakota–3.80%
Fargo (City of) (Case Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank N.A.)(a)(b)	0.50%	12/01/14	2,000	2,000,000

Ohio–2.19%
Dublin (City of) City School District; Series 2009, School Construction Unlimited Tax GO BAN	2.00%	10/15/09	300	300,155

Hamilton (County of) (Children’s Hospital Medical Center); Series 1997 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.40%	05/15/17	600	600,000

Vandalia-Butler City School District; Series 2009 A, School Improvement Unlimited Tax GO BAN	1.50%	03/01/10	250	250,770

				1,150,925

Oklahoma–2.85%
Oklahoma (County of) Finance Authority (Oxford Oaks, Watersedge & Gardens at Reding Apartments); Series 2000, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.37%	07/15/30	1,500	1,500,000

Pennsylvania–8.04%
Crawford (County of) Industrial Development Authority (Allegheny College); Series 2009 B, VRD College RB (LOC–PNC Bank, N.A.)(a)(b)	0.31%	11/01/39	2,000	2,000,000

Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, First Mortgage IDR (LOC–Lloyds TSB Bank PLC)(a)(b)(c)	0.35%	07/01/38	1,620	1,620,000

Pennsylvania (State of) Economic Development Financing Authority (Pennsylvania Treasury Department Hospital Enhancement Loan Program- Indiana Regional Medical Center); Series 2006 A2, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.46%	06/01/11	610	610,000

				4,230,000

Rhode Island–0.48%
Rhode Island (State of) & Providence Plantations; Series 2009, Unlimited GO TAN	2.50%	06/30/10	250	253,678

South Carolina–1.00%
Charleston (County of); Series 2009 B, Ref. Unlimited Tax GO Bonds	2.00%	08/01/10	240	242,583

Greenville (County of) School District; Series 2009 C, Unlimited Tax GO Bonds	2.00%	06/01/10	280	282,792

				525,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Tax-Exempt Cash Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee–4.28%
Hawkins (County of) Industrial Development Board (Leggett & Platt Inc.); Series 1988 B, Ref. VRD IDR RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.50%	10/01/27	$1,750	$1,750,000

Shelby (County of) Health, Educational and Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–Federal National Mortgage Association)(a)	0.40%	12/15/42	500	500,000

				2,250,000

Texas–9.79%
Arlington (City of); Series 2005 A, GO Commercial Paper Notes	0.40%	10/02/09	1,500	1,500,000

Garland (City of); Series 2008, GO Commercial Paper Notes	0.35%	11/02/09	750	750,000

Hockley (County of) Industrial Development Corp. (Amoco Corp.);
Series 1983, VRD PCR(a)(c)	0.50%	03/01/14	250	250,000

Series 1985, VRD PCR(a)(c)	0.72%	11/01/19	240	240,000

Houston (City of); Series 2009 A, Limited Public Improvement Ref. GO Bonds	2.00%	03/01/10	265	266,596

JP Morgan PUTTERs (Frisco (City of) Independent School District); Series 2009-3373, VRD Unlimited Tax School Building GO Bonds(a)(f)(g)	0.43%	08/15/16	1,750	1,750,000

Travis (County of); Series 2008, Limited Tax GO Ctfs.	3.25%	03/01/10	160	161,655

Tyler (City of) Independent School District; Series 2005 A, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund)	3.50%	02/15/10	225	227,250

				5,145,501

Utah–1.41%
Sanpete (County of) (Wasatch Academy); Series 2003, VRD School Facility RB (LOC–U.S. Bank, N.A.)(a)(b)	0.34%	08/01/28	740	740,000

Washington–5.61%
Seattle (Port of) Industrial Development Corp. (Sysco Food Services of Seattle, Inc.); Series 1994, Ref. VRD RB(a)	0.34%	11/01/25	1,850	1,850,000

Washington (State of) Housing Finance Commission (Seattle Country Day School); Series 2006, VRD Non-Profit RB (LOC–Bank of America, N.A.)(a)(b)	0.37%	07/01/32	1,100	1,100,000

				2,950,000

Wisconsin–3.80%
Madison (City of) Community Development Authority (Hamilton Point Apartments); Series 1997 A, Ref. VRD MFH RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(f)	0.51%	10/01/22	745	745,000

Marathon (County of); Series 2009 A, Unlimited Tax GO Promissory Notes	2.50%	12/01/09	250	250,730

Wisconsin (State of) Health & Educational Facilities Authority (Three Pillars Senior Living Communities); Series 2004 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.54%	08/15/34	1,000	1,000,000

				1,995,730

Wyoming–4.04%
Gillette (City of) (Pacificorp); Series 1988, Ref. PCR (LOC–Barclays Bank PLC)(a)(b)(c)	0.28%	01/01/18	2,125	2,125,000

TOTAL INVESTMENTS(h)(i)–83.92% (Cost $44,125,797)				44,125,797

OTHER ASSETS LESS LIABILITIES–16.08%				8,456,119

NET ASSETS–100.00%				$52,581,916

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Tax-Exempt Cash Fund

Investment Abbreviations:

BAN	– Bond Anticipation Note
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts
RB	– Revenue Bonds
Ref,	– Refunding
RN	– Revenue Notes
TAN	– Tax Anticipation Notes
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 9.01%; France: 6.32%.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2009 was $3,520,000, which represented 6.69% of the Fund’s Net Assets.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Federal National Mortgage Association	7.48%

PNC Bank, N.A.	7.25

U.S. Bank, N.A.	6.59

Bank of America, N.A.	6.41

BNP Paribas	6.32

Branch Banking and Trust Co.	5.71

Wells Fargo Bank, N.A.	5.28

(i)	Also represents cost for federal income tax purposes.

Portfolio Composition*

Number of days to Maturity
as of September 30, 2009

1-7	84.8%

8-30	0.7

31-90	5.4

91-180	5.8

181+	3.3

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 of the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Tax-Exempt Cash Fund

Statement of Assets and Liabilities

September 30, 2009
(Unaudited)

Assets:
Investments, at value (Cost $44,125,797)	$44,125,797

Receivables for:
Investments sold	95,000

Fund shares sold	10,144,918

Interest	59,133

Fund expenses absorbed	14,289

Investment for trustee deferred compensation and retirement plans	36,404

Other assets	20,290

Total assets	54,495,831

Liabilities:
Payables for:
Fund shares reacquired	1,775,463

Amount due custodian	54,054

Dividends	142

Accrued fees to affiliates	5,916

Accrued other operating expenses	34,227

Trustee deferred compensation and retirement plans	44,113

Total liabilities	1,913,915

Net assets applicable to shares outstanding	$52,581,916

Net assets consist of:
Shares of beneficial interest	$52,558,587

Undistributed net investment income	23,329

$52,581,916

Net Assets:
Class A	$27,303,420

Class Y	$13,592,949

Investor Class	$11,685,547

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	27,317,183

Class Y	13,593,025

Investor Class	11,689,332

Net asset value, offering and redemption price per share for each class	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Tax-Exempt Cash Fund

Statement of Operations

For the six months ended September 30, 2009
(Unaudited)

Investment income:
Interest	$117,600

Expenses:
Advisory fees	74,127

Administrative services fees	25,068

Custodian fees	2,612

Distribution fees — Class A	15,621

Transfer agent fees	34,287

Trustees’ and officers’ fees and benefits	8,933

Registration and filing fees	23,927

Professional services fees	25,138

Other	18,534

Total expenses	228,247

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(128,552)

Net expenses	99,695

Net investment income	17,905

Net increase in net assets resulting from operations	$17,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Tax-Exempt Cash Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2009 and the year ended March 31, 2009
(Unaudited)

	September 30,	March 31,
	2009	2009

Operations:
Net investment income	$17,905	$489,070

Distributions to shareholders from net investment income:
Class A	(7,173)	(294,652)

Class Y	(5,862)	(39,367)

Investor Class	(4,870)	(155,051)

Total distributions from net investment income	(17,905)	(489,070)

Share transactions-net:
Class A	8,464,928	(12,952,536)

Class Y	2,423,662	11,169,363

Investor Class	(961,095)	(1,333,818)

Net increase (decrease) in net assets resulting from share transactions	9,927,495	(3,116,991)

Net increase (decrease) in net assets	9,927,495	(3,116,991)

Net assets:
Beginning of period	42,654,421	45,771,412

End of period (includes undistributed net investment income of $23,329 and $23,329, respectively)	$52,581,916	$42,654,421

Notes to Financial Statements

September 30, 2009
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Tax-Exempt Cash Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.
  The Fund currently consists of three different classes of shares: Class A, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Under certain circumstances, Class A shares are subject to contingent deferred sales charges (“CDSC”). Class A, Class Y and Investor Class shares are sold at net asset value.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities

10        AIM Tax-Exempt Cash Fund

reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor at the annual rate of 0.35% of the Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisors”) the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).
  Effective August 14, 2009, Invesco Aim and/or Invesco Aim Distributors, Inc. (“IADI”) voluntarily agreed to waive all fees and/or reimburse all expenses in order to increase the Fund’s yield. Voluntary fee waivers and/or reimbursements may be modified at any time upon consultation with the Board to Trustees without further notice to investors.
  For the six months ended September 30, 2009, the Advisor waived advisory fees of $74,127 and reimbursed Fund level expenses of $38,125 of Class A, Class Y and Investor Class shares in proportion to the net assets of each class to increase the Fund’s yield.

11        AIM Tax-Exempt Cash Fund

  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Investor Class shares (collectively the “Plans”). Effective July 1, 2009, the Fund, pursuant to the Plans, pays IADI compensation up to a maximum annual rate of 0.10% of the Fund’s average daily net assets of Class A shares. Prior to July 1, 2009, the Fund paid IADI compensation up to a maximum annual rate of 0.25% of the Fund’s average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. IADI had contractually agreed to waive 0.15% of the Rule 12b-1 plan fees of Class A shares through June 30, 2009. Pursuant to the Plans, for the six months ended September 30, 2009, the Class A shares paid $0 after IADI waived Plan fees of $6,832 and reimbursed expenses of $8,789 to increase the fund’s yield.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2009, IADI advised the Fund that IADI retained $0 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$44,125,797	$—	$44,125,797

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2009, the Fund engaged in securities purchases of $34,435,435 and securities sales of $21,960,299, which resulted in net realized gains (losses) of $0.

12        AIM Tax-Exempt Cash Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $680.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2009, the Fund paid legal fees of $1,212 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted temporarily to overdraft or leave balances in its account with its custodian bank, The Bank of New York Mellon. The parties compensate one another for any overdraft or remaining balance in the account by either earning the interest that accrues on the overdrawn or balance amount in the account or by paying the other party a contractually agreed upon fee.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of March 31, 2009.

13        AIM Tax-Exempt Cash Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	September 30, 2009(a)		March 31, 2009
	Shares	Amount	Shares	Amount

Sold:

Class A	16,459,938	$16,459,938	49,518,290	$49,518,290

Class Y(b)	12,047,646	12,047,646	23,067,011	23,067,011

Investor Class	2,093,332	2,093,332	9,681,443	9,681,443

Issued as reinvestment of dividends:

Class A	6,928	6,928	268,124	268,124

Class Y	5,849	5,849	39,292	39,292

Investor Class	4,737	4,737	148,375	148,375

Reacquired:

Class A(b)	(8,001,938)	(8,001,938)	(62,738,950)	(62,738,950)

Class Y	(9,629,833)	(9,629,833)	(11,936,940)	(11,936,940)

Investor Class(b)	(3,059,164)	(3,059,164)	(11,163,636)	(11,163,636)

Net increase (decrease) in share activity	9,927,495	$9,927,495	(3,116,991)	$(3,116,991)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund that owns 13% of the outstanding shares of the Fund. IADI has an agreement with this entity to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Investor Class into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	14,424,445	$14,424,445

Class A	(14,273,504)	(14,273,504)

Investor Class	(150,941)	(150,941)

14        AIM Tax-Exempt Cash Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

								Ratio of		Ratio of
								expenses		expenses
								to average		to average net		Ratio of net
	Net asset			Dividends				net assets		assets without		investment
	value,	Net		from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average
	of period	income		income	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets

Class A
Six months ended 09/30/09	$1.00	$0.00	(b)	$(0.00)	$1.00	0.04%	$27,303	0.47	%(c)	1.18	%(c)	0.09	%(c)
Year ended 03/31/09	1.00	0.01	(b)	(0.01)	1.00	1.06	18,838	0.98		1.18		1.05
Year ended 03/31/08	1.00	0.03		(0.03)	1.00	2.62	31,812	0.92		1.07		2.58
Year ended 03/31/07	1.00	0.03		(0.03)	1.00	2.66	38,106	1.03		1.19		2.62
Year ended 03/31/06	1.00	0.02		(0.02)	1.00	1.88	37,828	0.94		1.09		1.84
Year ended 03/31/05	1.00	0.01		(0.01)	1.00	0.72	46,914	0.80		1.00		0.68

Class Y
Six months ended 09/30/09	1.00	0.00	(b)	(0.00)	1.00	0.04	13,593	0.47	(c)	1.00	(c)	0.09	(c)
Year ended 03/31/09(d)	1.00	0.00	(b)	(0.00)	1.00	0.27	11,169	0.94	(e)	1.01	(e)	1.09	(e)

Investor Class
Six months ended 09/30/09	1.00	0.00	(b)	(0.00)	1.00	0.04	11,686	0.47	(c)	1.00	(c)	0.09	(c)
Year ended 03/31/09	1.00	0.01	(b)	(0.01)	1.00	1.14	12,647	0.90		0.93		1.13
Year ended 03/31/08	1.00	0.03		(0.03)	1.00	2.72	13,959	0.82		0.82		2.68
Year ended 03/31/07	1.00	0.03		(0.03)	1.00	2.76	13,203	0.93		0.94		2.72
Year ended 03/31/06	1.00	0.02		(0.02)	1.00	1.98	14,405	0.84		0.84		1.94
Year ended 03/31/05	1.00	0.01		(0.01)	1.00	0.82	17,215	0.70		0.75		0.78

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Calculated using average shares outstanding.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $17,530, $12,782 and $11,931 for Class A, Class Y and Investor Class shares, respectively.
(d)	Commencement date of October 3, 2008.
(e)	Annualized.

15        AIM Tax-Exempt Cash Fund

Calculating Your Ongoing Fund Expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)

	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
A	$1,000.00	$1,000.40	$2.36	$1,022.71	$2.38	0.47%

Y	1,000.00	1,000.40	2.36	1,022.71	2.38	0.47

Investor	1,000.00	1,000.40	2.36	1,022.71	2.38	0.47

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

16        AIM Tax-Exempt Cash Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Tax-Exempt Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Tax-Exempt Cash Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or “independent” Trustees voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.
The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.
     In addition to their meetings throughout the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Investments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory contracts for another year.
     The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.
     During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
     The discussion below serves as a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Aim
The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund’s investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board’s review of the qualifications of Invesco Aim to provide these services included the Board’s consideration of Invesco Aim’s portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim’s equity and fixed income trading operations. The Board concluded that the nature, extent and quality of the advisory services

17	AIM Tax-Exempt Cash Fund	continued

provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement.
     In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board’s knowledge of Invesco Aim’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
B.	Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board noted that investment decisions for the Fund are made by Invesco Institutional (N.A.), Inc.
(Invesco Institutional). The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.
C.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Institutional currently manages assets of the Fund.
     The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper Tax-Exempt Money Market Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one year period, and the fifth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. Invesco Aim advised the Board that the Fund has historically been priced consistent with its role as a conduit to and from other Invesco Aim products, which impacts performance. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board’s focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.
D.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008.
     The Board also compared the Fund’s effective fee rate (the advisory fee after any advisory fee waivers and before any expense limitations/waivers) to the advisory fee rates of other domestic clients of Invesco Aim and it affiliates with investment strategies comparable to those of the Fund, including one mutual fund advised by Invesco Aim and sub-advised by Invesco Institutional. The Board noted that the Fund’s rate was above the effective fee rate for the other mutual fund.
     The Board noted that Invesco Aim has agreed to reduce the per account transfer agent fee for all the retail funds, including the Fund, effective July 1, 2009.
     The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
     After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.
E.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule does not include

18	AIM Tax-Exempt Cash Fund	continued

any breakpoints. However, the Board noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.
F.	Profitability and Financial Resources
The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The also Board considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
G.	Collateral Benefits to Invesco Aim and its Affiliates
The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim’s relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim’s and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Aim’s and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19	AIM Tax-Exempt Cash Fund

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.
If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of
Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisers for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund’s prospectus for information on the fund’s subadvisers. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
     It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com	TEC-SAR-1	Invesco Aim Distributors, Inc.

AIM Tax-Free Intermediate Fund
Semiannual Report to Shareholders ▪ September 30, 2009

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
24	Financial Statements
26	Notes to Financial Statements
31	Financial Highlights
32	Fund Expenses
33	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invescoaim.com.
Unless otherwise noted, all data provided by Invesco Aim.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Supplement to Semiannual Report dated 9/30/09
AIM Tax-Free Intermediate Fund

Institutional Class Shares
The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

Average Annual Total Returns
For periods ended 9/30/09

10 Years	4.77%

5 Years	4.03

1 Year	11.96

6 Months*	6.68

*	Cumulative total return that has not been annualized
Institutional Class shares’ inception date is July 30, 2004. Returns since that date are historical returns. All other returns are blended returns of historical Institutional Class share performance and restated Class A share performance (for periods prior to the inception date of Institutional Class shares) at net asset value (NAV) and reflect the Rule 12b-1 fees applicable to Class A shares. Class A shares’ inception date is May 11, 1987.
     Institutional Class shares have no sales charge; therefore, performance is at NAV. Performance of Institutional Class shares will differ from performance of other share classes primarily due to differing sales charges and class expenses.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this supplement for Institutional Class shares was 0.50%.The expense ratios presented above may vary from the expense ratios presented in other sections of the actual report that are based on expenses incurred during the period covered by the report.
     Had the advisor not waived fees and/ or expenses in the past, performance would have been lower.
     Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your Fund prospectus for more information. For the most current month-end performance, please call 800 451 4246 or visit invescoaim.com.

Over for information on your Fund’s expenses.

This supplement must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

FOR INSTITUTIONAL INVESTOR USE ONLY – NOT FOR USE WITH THE PUBLIC This material is for institutional investor use only and may not be quoted, reproduced, shown to the public or used in written form as sales literature for public use.

invescoaim.com TFI-INS-2 Invesco Aim Distributors, Inc.

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
Institutional	$1,000.00	$1,066.80	$2.18	$1,022.96	$2.13	0.42%

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

AIM Tax-Free Intermediate Fund

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 3/31/09 to 9/30/09, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.68%

Class A3 Shares	6.55

Class Y Shares	6.59

Barclays Capital Municipal Bond Index▼ (Broad Market Index)	9.38

Merrill Lynch 3-7 Year Municipal Index▼ (Style-Specific Index)	4.64

Lipper Intermediate Municipal Debt Funds Index▼ (Peer Group Index)	7.82

▼	Lipper Inc.
The Barclays Capital Municipal Bond Index covers municipal bonds with a minimum credit rating of Baa, an outstanding par value of at least $5 million and issued as a part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year.
      The Merrill Lynch 3-7 Year Municipal Index is a domestic bond index that holds municipal bonds with maturities that range between three and seven years.
      The Lipper Intermediate Municipal Debt Funds Index is an equally weighted representation of the largest funds in the Lipper Intermediate Municipal Debt Funds category. These funds invest in municipal debt issues with dollar-weighted average maturities of five to ten years.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
      A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.

The inception date of Class A3 shares is October 31, 2002. Returns since that date are historical returns. All other returns are the blended returns of the historical performance of the Fund’s Class A3 shares since their inception and the restated historical performance of the Fund’s Class A shares (for periods prior to the inception of Class A3 shares) at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to Class A3 shares. Class A shares’ inception date is May 11, 1987.
     Class Y shares’ inception date is October 3, 2008; returns since that date are actual returns. All other returns are blended returns of actual Class Y share performance and restated Class A share performance (for periods prior to the inception date of Class Y shares) at net asset value. The restated Class A share performance reflects the Rule 12b-1 fees applicable to Class A shares as well as any fee waivers or expense reimbursements received by Class A shares. Class A shares’ inception date is May 11, 1987.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invescoaim.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum applicable sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A3 and Class Y shares was 0.44%, 0.69% and

Average Annual Total Returns
As of 9/30/09, including maximum applicable sales charges

Class A Shares

Inception (5/11/87)	5.43%

10 Years	4.69

5 Year	3.86

1 Year	10.92

Class A3 Shares

10 Year	4.46%

5 Years	3.79

1 Year	11.81

Class Y Shares

10 Year	4.78%

5 Years	4.05

1 Year	11.97
0.44%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 1.00% sales charge. Class A3 shares do not have a front- end sales charge or a CDSC; therefore, performance quoted is at net asset value. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
      The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
      Had the advisor not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2	AIM Tax-Free Intermediate Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
In these times of market uncertainty, wise investors stay focused on long-term goals and maintain an appropriately diversified investment program. We believe the route to financial success is more like a marathon than a sprint.
      Please be assured that your Board continues to oversee the AIM Funds with a strong sense of responsibility for your money and your trust. As always, we seek to manage costs and enhance performance in ways that put your interests first.
      A busy 2009 proxy season, during which Invesco Aim Advisors, Inc.’s proxy committee votes shares held by the Funds on your behalf, is nearly over. This year, after careful case-by-case analysis, the proxy committee voted with corporate management less often than in previous years, focusing on the issues of board independence, say-on-pay initiatives and stock option re-pricing in light of the market’s decline.
      At its June meeting, your Board reviewed and renewed the investment advisory contracts between the AIM Funds and Invesco Aim Advisors, Inc. You can find the results of this rigorous annual process at invescoaim.com under “Products & Performance/ Investment Advisory Agreement Renewals.”
      You are always welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving you in the coming months.
Sincerely,
Bruce L. Crockett
Independent Chair, AIM Funds Board of Trustees

Philip Taylor
Dear Shareholders:
After an unprecedented downturn late last year and early this year, major market indexes in the U.S. and abroad rebounded in the second and third quarters of 2009. While this may give investors reason to hope that better times may be ahead, considerable uncertainty remains — both about the health of the U.S. and global economies and about the sustainability of recent positive market trends.
     The chairman of the U.S. Federal Reserve has testified that while several specific economic indicators have improved in recent months, he believes economic recovery is likely to be gradual in 2010 with some acceleration in 2011.
Staying in touch
While your individual financial adviser should always be your primary source of information and advice about the markets and your investments, we here at Invesco Aim also can provide helpful information. Our website, invescoaim.com, features “Investment Perspectives” — articles written by our investment professionals that provide timely market commentary, general investor education and sector updates.
     You can also access your Fund’s most recent quarterly commentary at invescoaim.com. Simply click on “Products and Performance” at the top of the website; next, select “Mutual Funds”; and then click on “Quarterly Commentary.”
A single focus
Invesco Aim’s investment professionals have managed clients’ money in up markets and down markets. While market conditions can change often, and dramatically, what will not change is our commitment to putting our clients first, helping you achieve your financial goals and providing excellent customer service.
     If you have questions about this report or your account, please contact one of our skilled client services representatives at 800 959 4246. If you have questions or comments for me, please email me directly at phil@invescoaim.com.
     Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
CEO, Invesco Aim
3	AIM Tax-Free Intermediate Fund

Schedule of Investments

September 30, 2009
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–100.13%
Alabama–1.38%
Alabama Special Care Facilities Financing Authority of Birmingham (Ascension Health Senior Credit Group); Series 2006 C-1, RB(a)	4.10%	11/03/16	$2,000	$2,074,760

Birmingham (City of) Special Care Facilities Financing Authority (Children’s Hospital), Series 2009, RB (INS–Assured Guaranty Corp.)(b)	4.50%	06/01/18	990	1,015,809

Series 2009, RB (INS–Assured Guaranty Corp.)(b)	4.63%	06/01/19	750	770,618

Series 2009, RB (INS–Assured Guaranty Corp.)(b)	5.00%	06/01/21	525	544,619

Series 2009, RB (INS–Assured Guaranty Corp.)(b)	5.25%	06/01/24	1,000	1,041,460

Series 2009, RB (INS–Assured Guaranty Corp.)(b)	5.75%	06/01/29	2,000	2,095,520

Birmingham (City of) Waterworks Board; Series 2009 A, Water RB (INS–Assured Guaranty Corp.)(b)	5.00%	01/01/20	2,500	2,853,500

Birmingham (City of); Series 2001 B, Ref. Unlimited Tax GO Wts. (INS–Financial Security Assurance Inc.)(b)	5.25%	07/01/10	1,950	2,010,840

Lauderdale (County of) & Florence (City of) Health Care Authority (Coffee Health Group Project); Series 2000 A, RB (INS–National Public Finance Guarantee Corp.)(b)	5.50%	07/01/11	1,200	1,234,200

Mobile (City of) Industrial Development Board (Alabama Power Co.); Series 2007 C, Pollution Control IDR(a)	5.00%	03/19/15	2,150	2,343,543

				15,984,869

Alaska–0.28%
Alaska (State of) Municipal Bond Bank Authority; Series 2009-1, RB	5.63%	09/01/29	250	275,680

Alaska Industrial Development & Export Authority (Greater Fairbanks); Series 2004 A, RB (INS–Financial Security Assurance Inc.)(b)	5.13%	04/01/19	1,000	1,073,490

Alaska Southeast Power Agency; Series 2009, Electric Ref. RB (INS–Assured Guaranty Corp.)(b)	5.13%	06/01/24	650	713,154

North Slope (Borough of); Series 2008 A, Ref. Unlimited Tax GO	5.50%	06/30/19	1,000	1,200,660

				3,262,984

Arizona–1.76%
Maricopa (County of) Arizona Pollution Control Corp. (Arizona Public Service Co. Palo Verde Project); Series 2009 B, Ref. PCR(a)	5.50%	05/01/12	2,500	2,599,900

Mohave (County of) Kingman Unified School District No. 20; Series 2009 C, School Improvement Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)	5.00%	07/01/23	1,500	1,682,505

Phoenix (City of) Civic Improvement Corp.; Series 2001, Ref. Wastewater System Jr. Lien RB (INS–National Public Finance Guarantee Corp.)(b)	5.25%	07/01/11	3,000	3,210,060

Pima (County of) Amphitheater Unified School District No. 10; Series 2009 B, School Improvement Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)	4.00%	07/01/18	1,250	1,290,050

Salt River Agricultural Improvement & Power, Series 2009 B, RB	3.00%	01/01/14	5,000	5,270,950

Series 2009 B, RB	4.00%	01/01/15	5,000	5,502,750

Yuma (City of) Municipal Property Corp.; Series 2007 D, Municipal Facilities RB (INS–XL Capital Assurance Inc.)(b)	5.00%	07/01/24	750	805,732

				20,361,947

Arkansas–0.41%
Arkansas Development Finance Authority; Series 2009 A, Correctional Facilities RB	4.88%	05/15/28	705	738,339

Bentonville (City of); Series 2007, Sales & Use Tax RB (INS–Ambac Assurance Corp.)(b)	4.38%	11/01/25	1,000	991,980

Independence (County of) (Entergy Mississippi, Inc.); Series 1999, Pollution Control RB (INS–Ambac Assurance Corp.)(b)	4.90%	07/01/22	1,000	1,021,530

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Arkansas–(continued)

Little Rock (City of) School District; Series 2001 C, Limited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.00%	02/01/10	$1,000	$1,015,880

University of Arkansas; Series 2009, Capital Improvement RB	4.00%	10/01/29	1,000	993,190

				4,760,919

California–12.18%
Albany Unified School District; Series 2009 A, Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)	5.00%	08/01/25	1,520	1,599,283

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)	5.25%	08/01/28	1,350	1,481,436

California (State of);
Series 2005 B5, Unlimited Tax VRD GO (LOC–Depfa Bank PLC)(c)(d)(e)	1.50%	05/01/40	25,105	25,105,000

Series 2008 B, Economic Recovery Unlimited Tax GO(a)	5.00%	03/01/11	10,000	10,516,700

California Health Facilities Financing Authority (St. Joseph);
Series 2009 C, RB(a)	5.00%	10/16/14	3,000	3,234,450

Series 2009 D, RB(a)	5.00%	10/18/16	6,000	6,403,260

California Pollution Control Financing Authority (BP West Coast Products LLC); Series 2009, Ref. Environmental Improvement RB(a)	2.60%	09/02/14	4,500	4,550,715

California State Department of Veterans Affairs; Series 2002 A, Home Purchase RB (INS–Ambac Assurance Corp.)(b)	5.35%	12/01/27	4,000	4,095,880

California Statewide Communities Development Authority (Enloe Medical Center);
Series 2008 A, RB (INS–Cal-Mortgage)(b)	5.00%	08/15/17	385	410,772

Series 2008 A, RB (INS–Cal-Mortgage)(b)	5.25%	08/15/19	325	349,053

California Statewide Communities Development Authority (Henry Mayo Newhall Memorial); Series 2007 B, RB (INS–Ambac Assurance Corp.)(b)	5.05%	10/01/28	1,500	1,545,945

California Statewide Communities Development Authority (Kaiser Permanente); Series 2002 E, RB(a)	4.00%	05/02/11	1,000	1,024,150

California Statewide Communities Development Authority (Southern California Edison Co.); Series 2006 A, Pollution Control Ref. RB (INS–XL Capital Assurance Inc.)(a)(b)	4.10%	04/01/13	1,175	1,210,567

Evergreen Elementary School District;
Series 2009, Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)(f)	6.04%	08/01/25	3,000	1,306,230

Series 2009, Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)(f)	6.33%	08/01/28	1,000	355,290

Fresno (City of) Sewer Revenue; Series 2008 A, RB (INS–Assured Guaranty Corp.)(b)	5.00%	09/01/25	2,040	2,251,263

Grant Joint Union High School District; Series 2007, VRD COP (INS–Financial Security Assurance Inc.)(b)(c)(d)	1.90%	06/01/41	900	900,000

Lake Tahoe (City of) Unified School District (Election of 2008); Series 2009, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.00%	08/01/24	1,000	1,092,350

Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2008 C, RB	5.00%	05/15/28	1,000	1,050,690

Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/21	2,000	2,322,520

Los Angeles (City of) Unified School District; Series 2009 I, Unlimited Tax GO	5.00%	07/01/26	670	727,573

Lynwood Utility Authority; Series 2009 A, Enterprise Ref. RB (INS–Assured Guaranty Corp.)(b)	5.00%	06/01/29	500	522,590

Madera Irrigation District; Series 2008, Ref. Water Revenue RB	5.00%	01/01/23	2,250	2,371,095

Monrovia Financing Authority (Library); Series 2007, Lease RB (INS–Ambac Assurance Corp.)(b)	4.63%	12/01/32	1,000	994,310

New Haven Unified School District;
Series 2009, Ref. General Obligation (INS–Assured Guaranty Corp.)(b)	5.00%	08/01/20	3,030	3,412,598

Series 2009, Ref. General Obligation (INS–Assured Guaranty Corp.)(b)	5.00%	08/01/21	1,290	1,437,408

Newport Beach (City of) (Hoag Memorial Hospital Presbyterian); Series 2009 D, RB(a)	5.00%	02/07/13	1,000	1,086,750

Norwalk–La Mirada Unified School District; Series 2006, VRD COP (INS–Financial Security Assurance Inc.)(b)(c)(d)	1.90%	04/01/25	1,000	1,000,000

Rancho Mirage (City of) Joint Powers Financing Authority (Eisenhower Medical Center); Series 2007 A, RB	5.00%	07/01/21	1,000	1,042,990

Redlands Unified School District (Election of 2008); Series 2008, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.00%	07/01/25	1,000	1,094,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Sacramento (County of), Series 2009 B RB,	5.00%	07/01/18	$1,000	$1,138,050

Series 2009 D RB, (INS–Assured Guaranty Corp.)(b)	5.13%	07/01/25	1,500	1,628,115

San Bernardino (County of); Series 1998, Medical Center Project VRD COP (INS–National Public Finance Guarantee Corp.)(b)(c)(d)	3.75%	08/01/26	40,000	40,000,000

San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/13	1,000	1,113,840

Series 2009 B, Ref. Sr. Sewer RB	5.00%	05/15/14	500	564,330

Santa Ana (City of) (Local Street Improvement); Series 2007, Gas Tax Revenue COP (INS–National Public Finance Guarantee Corp.)(b)	4.38%	01/01/24	1,000	934,630

Val Verde Unified School District; Series 2009 A, Ref. COP (INS–Assured Guaranty Corp.)(b)	5.00%	03/01/29	2,040	2,095,447

Vernon (City of);
Series 2009 A, Electric Systems RB	5.50%	08/01/15	500	558,160

Series 2009 A, Electric Systems RB	5.13%	08/01/21	3,500	3,732,015

West Contra Costa Unified School District; Series 2005 B, Unlimited Tax GO	6.00%	08/01/27	1,000	1,208,770

West Sacramento (City of) Area Flood Control Agency; Series 2008, Special Assessment RB	5.13%	09/01/23	1,075	1,106,799

Yosemite Community College District; Series 2008 C, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.00%	08/01/28	2,210	2,396,988

				140,972,052

Colorado–1.26%
Adams State College;
Series 2009 A, Auxiliary Facilities Improvement RB	5.20%	05/15/27	340	373,912

Series 2009 A, Auxiliary Facilities Improvement RB	5.00%	05/15/29	450	483,403

Aurora (City of) (The Children’s Hospital); Series 2004 D, RB (INS–Financial Security Assurance Inc.)(b)	5.00%	12/01/20	1,000	1,089,860

Colorado Educational & Cultural Facilities Authority (Charter School Classical); Series 2008 A, RB	6.75%	12/01/23	1,000	1,116,450

Colorado Health Facilities Authority, Series 2003 A RB, (INS–Financial Security Assurance Inc.)(b)	5.00%	05/15/15	1,000	1,088,620

Series 2003 A RB, (INS–Financial Security Assurance Inc.)(b)	5.25%	05/15/26	1,000	1,086,510

Colorado School of Mines; Series 2009 A, Enterprise & Improvement Ref. RB	5.00%	12/01/29	500	542,835

Denver (City and County of) School District No. 1; Series 2009 A, Unlimited Tax GO	5.00%	12/01/28	1,000	1,116,880

Municipal Subdistrict, Northern Colorado Water Conservancy District; Series 2007 J, Ref. Water RB (INS–Ambac Assurance Corp.)(b)	5.00%	12/01/14	1,300	1,467,479

Northwest Parkway Public Highway Authority; Sr. Series 2001 A, RB(g)	5.00%	06/15/11	1,000	1,064,220

Public Authority for Colorado Energy;
Series 2008, Natural Gas RB	6.13%	11/15/23	1,000	1,090,620

Series 2008, Natural Gas RB	6.25%	11/15/28	2,415	2,636,504

University of Colorado Hospital Authority; Series 1997 A, Ref. RB (INS–Ambac Assurance Corp.)(b)	5.25%	11/15/22	1,470	1,470,823

				14,628,116

Connecticut–0.10%
New Haven (City of) Solid Waste Authority; Series 2008, RB	5.13%	06/01/23	1,000	1,093,940

District of Columbia–2.73%
District of Columbia (Georgetown University);
Series 2001 C, RB(a)	5.25%	04/01/23	2,125	2,280,954

Series 2009 A, RB	5.00%	04/01/15	2,000	2,205,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

District of Columbia–(continued)

District of Columbia;
Series 1999 A, Unlimited Tax GO(a)(b)(g)	5.38%	12/01/09	$23,925	$24,362,588

Series 2001 A, Unlimited Tax GO(a)(b)(g)	5.50%	12/01/09	1,705	1,736,542

Series 1999 B, Ref. Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.50%	06/01/10	1,000	1,033,880

				31,619,744

Florida–5.44%
Broward (County of); Series 2009 O, Ref. Airport System RB	5.00%	10/01/14	1,490	1,671,750

Citizens Property Insurance Corp.;
Series 2008 A-1, Sr. Sec. High Risk RB	5.00%	06/01/11	2,100	2,166,423

Series 2009 A-1, Sr. Sec. High Risk RB (INS–Assured Guaranty Corp.)(b)	4.00%	06/01/12	2,000	2,084,220

Series 2009 A-1, Sr. Sec. High Risk RB (INS–Assured Guaranty Corp.)(b)	5.00%	06/01/16	2,000	2,141,100

Series 2009 A-2, Sr. Sec. High Risk Revenue Notes	4.50%	06/01/10	3,000	3,041,010

Florida (State of) Board of Education;
Series 2000 B, Lottery RB (INS–National Public Finance Guarantee Corp.)(b)	5.75%	07/01/10	1,000	1,036,190

Series 2009 A, Lottery RB	5.00%	07/01/23	2,000	2,169,760

Series 2009 A, Lottery RB	5.25%	07/01/24	1,640	1,800,359

Florida (State of) Department of Education; Series 2006 A, Community College Capital Improvement RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	07/01/18	1,335	1,454,055

Florida (State of) Department of Environmental Protection;
Series 2002 B, Florida Forever RB (INS–National Public Finance Guarantee Corp.)(b)	5.25%	07/01/22	3,000	3,148,800

Series 2003 C, Florida Forever RB (INS–Ambac Assurance Corp.)(b)	5.00%	07/01/19	3,525	3,768,472

Florida Hurricane Catastrophe Fund Finance Corp.;
Series 2006 A, RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	07/01/11	4,500	4,743,720

Series 2008 A, RB	5.00%	07/01/13	1,560	1,691,243

Hillsborough (County of) Industrial Development Authority (Tampa Electric); Series 2007 B, Pollution Control IDR(a)	5.15%	09/01/13	500	520,155

Jacksonville (City of); Series 2003, Better Jacksonville RB (INS–National Public Finance Guarantee Corp.)(b)	5.25%	10/01/16	3,000	3,324,690

JEA;
Series 2002 D, Sub. Electric System RB	4.63%	10/01/22	500	500,315

Series 2009 Three A, Electric System RB	5.00%	10/01/26	1,125	1,173,757

Kissimmee (City of) Utility Authority;
Series 2003, Ref. Electric System RB (INS–Financial Security Assurance Inc.)(b)	5.25%	10/01/15	750	852,210

Series 2003, Ref. Electric System RB (INS–Financial Security Assurance Inc.)(b)	5.25%	10/01/16	1,500	1,713,480

Series 2003, Ref. Electric System RB (INS–Financial Security Assurance Inc.)(b)	5.00%	10/01/17	1,900	2,142,630

Miami-Dade (County of) (Jackson Health System);
Series 2009, Public Facilities RB (INS–Assured Guaranty Corp.)(b)	5.00%	06/01/18	1,000	1,077,690

Series 2009, Public Facilities RB (INS–Assured Guaranty Corp.)(b)	5.50%	06/01/29	2,000	2,155,280

Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2006 A-2, RB (INS–National Public Finance Guarantee Corp.)(a)(b)	4.55%	08/01/13	250	260,120

Miami-Dade (County of);
Series 2008 C, Water & Sewer System RB (INS–Berkshire Hathaway Assurance Corp.)(b)	5.50%	10/01/20	1,500	1,780,530

Series 2008 C, Water & Sewer System RB (INS–Berkshire Hathaway Assurance Corp.)(b)	5.00%	10/01/24	1,500	1,666,965

Series 2008 C, Water & Sewer System RB (INS–Berkshire Hathaway Assurance Corp.)(b)	5.13%	10/01/25	1,500	1,673,715

Series 2009 A, Aviation RB (INS–Assured Guaranty Corp.)(b)	5.00%	10/01/27	120	127,978

Series 2009 B, Aviation RB (INS–Assured Guaranty Corp.)(b)	5.00%	10/01/26	1,000	1,075,790

Series 2009 B, Aviation RB (INS–Assured Guaranty Corp.)(b)	5.00%	10/01/29	1,000	1,054,760

Orange (County of); Series 2005, Ref. Tourist Development Tax RB (INS–Ambac Assurance Corp.)(b)	5.00%	10/01/12	1,095	1,198,992

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida–(continued)

Pasco (County of);
Series 2009 A, Water & Sewer System RB	5.00%	10/01/16	$750	$859,140

Series 2009 A, Water & Sewer System RB	4.00%	10/01/17	500	537,550

Port St. Lucie (City of); Series 2008, Ref. COP (INS–Assured Guaranty Corp.)(b)	6.25%	09/01/27	500	577,590

Village Center Community Development District; Series 1998 A, Ref. Recreational RB (INS–National Public Finance Guarantee Corp.)(b)	5.50%	11/01/10	1,105	1,140,669

Winter Park (City of);
Series 2009, Water & Sewer System Ref. Improvement RB	4.25%	12/01/24	750	774,503

Series 2009 A, Electric Ref. RB (INS–Financial Security Assurance Inc.)(b)	4.00%	10/01/19	500	526,645

Series 2009 A, Electric Ref. RB (INS–Financial Security Assurance Inc.)(b)	4.38%	10/01/22	325	340,844

Series 2009 A, Electric Ref. RB (INS–Financial Security Assurance Inc.)(b)	5.00%	10/01/29	4,695	4,983,414

				62,956,514

Georgia–5.03%
Atlanta (City of);
Series 2003 C-2, Airport General VRD Ref. RB (INS–National Public Finance Guarantee Corp.)(b)(c)(d)	2.00%	01/01/30	21,925	21,925,000

Series 2003 C-3, Airport General VRD Ref. RB (INS–National Public Finance Guarantee Corp.)(b)(c)(d)	2.00%	01/01/30	9,300	9,300,000

Burke (County of) Development Authority (Georgia Power Co.); Series 1995, Pollution Control RB(a)	3.75%	01/12/12	4,000	4,129,560

Dalton (City of); Series 1999, Combined Utilities RB (INS–Financial Security Assurance Inc.)(b)	5.75%	01/01/10	1,015	1,028,855

Georgia (State of); Series 1992 B, Unlimited Tax GO	6.30%	03/01/10	1,000	1,024,920

Glynn-Brunswick Memorial Hospital Authority;
Series 2008 A, RAC	5.00%	08/01/20	1,000	1,036,060

Series 2008 A, RAC	5.25%	08/01/23	1,000	1,064,630

Gwinnett (County of) Hospital Authority (Gwinnett Hospital System, Inc. Project); Series 2007 C, RAC (INS–Financial Security Assurance Inc.)(b)(c)(d)	2.10%	07/01/42	12,200	12,200,000

Macon-Bibb (County of) Hospital Authority;
Series 2009, RAC	4.00%	08/01/19	635	645,319

Series 2009, RAC	4.00%	08/01/20	710	716,305

Series 2009, RAC	5.00%	08/01/24	1,260	1,329,035

South Regional Joint Development Authority (Valdosta State University);
Series 2007, Parking & Health RB (INS–XL Capital Assurance Inc.)(b)	5.00%	08/01/20	1,385	1,518,597

Series 2007, Parking & Health RB (INS–XL Capital Assurance Inc.)(b)	5.00%	08/01/21	1,490	1,618,766

Series 2007, Parking & Health RB (INS–XL Capital Assurance Inc.)(b)	5.00%	08/01/22	605	651,542

				58,188,589

Guam–0.13%
Guam (Government of);
Series 2009 A, Limited Obligation RB	5.00%	12/01/12	480	501,605

Series 2009 A, Limited Obligation RB	5.00%	12/01/15	1,000	1,044,460

				1,546,065

Hawaii–0.09%
Hawaii (State of);
Series 1993 CA, Unlimited Tax GO(g)	5.75%	01/01/10	880	891,334

Series 1993 CA, Unlimited Tax GO (INS–National Public Finance Guarantee Corp.)(b)	5.75%	01/01/10	120	121,516

				1,012,850

Idaho–0.64%
Caldwell (City of) Urban Renewal Agency; Series 2008, Tax Allocation RB	4.00%	09/01/19	1,205	1,247,428

Idaho (State of) Health Facilities Authority (Trinity Health Group); Series 2008 B, RB	5.63%	12/01/19	1,000	1,156,060

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Idaho–(continued)

Idaho (State of) Housing & Finance Association;
Series 2008 D, Class III, Single Family Mortgage RB	5.35%	01/01/29	$1,000	$1,042,600

Series 2009 A, Grant & Revenue Anticipation RB	5.25%	07/15/25	500	572,205

Series 2009 B, Class III, Single Family Mortgage RB	5.65%	07/01/26	1,500	1,563,810

University of Idaho; Series 2007 B, RB (INS–Financial Security Assurance Inc.)(a)(b)	4.50%	04/01/18	1,750	1,853,303

				7,435,406

Illinois–5.91%
Chicago (City of) Board of Education; Series 2005 D, VRD Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)(c)(d)	4.10%	03/01/36	18,080	18,080,000

Chicago (City of) Transit Authority (Federal Transit Administration Section 5309); Series 2008 A, RB (INS–Assured Guaranty Ltd.)(b)	5.25%	06/01/23	2,500	2,842,200

Cook (County of);
Series 2004 A, Unlimited Tax GO (INS–Ambac Assurance Corp.)(b)	5.00%	11/15/17	5,000	5,523,600

Series 2009 A, Unlimited Tax GO	5.00%	11/15/19	2,000	2,335,560

Dolton (Village of);
Series 2009 A, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	4.25%	12/01/21	1,000	1,046,390

Series 2009 A, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	4.25%	12/01/22	1,000	1,038,650

Series 2009 A, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	4.50%	12/01/23	1,000	1,049,070

Series 2009 A, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	4.50%	12/01/24	1,000	1,042,240

Series 2009 A, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	4.50%	12/01/26	1,000	1,030,420

Illinois (State of) Educational Facilities Authority (University of Chicago); Series 1998, RB(a)	3.38%	02/03/14	1,000	1,041,000

Illinois (State of) Finance Authority (Children’s Memorial Hospital); Series 2008 A, RB (INS–Assured Guaranty Ltd.)(b)	5.25%	08/15/33	1,000	1,040,950

Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS–Financial Security Assurance Inc.)(b)	5.00%	05/15/17	2,000	2,170,320

Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2009 C, RB	5.25%	08/15/29	2,000	2,060,480

Illinois (State of) Health Facilities Authority (Advocate Health Care); Series 2003 A, RB(a)	4.38%	07/01/14	1,000	1,000,700

Illinois (State of);
First Series 2001, Ref. Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.25%	10/01/11	1,790	1,940,091

Series 1999 Z, Sales Tax RB	5.00%	06/15/19	500	506,565

Series 2000, Unlimited Tax GO (INS–National Public Finance Guarantee Corp.)(b)	6.10%	01/01/20	1,500	1,519,200

Series 2003 B, Unlimited Tax VRD GO(c)(d)	3.00%	10/01/33	830	830,000

Illinois Student Assistance Commission; Series 2009, RB (INS–Assured Guaranty Ltd.)(b)	3.15%	05/01/14	2,000	2,004,100

Kane & De Kalb (Counties of) Community Unit School District No. 302; Series 2008, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.50%	02/01/28	1,500	1,645,860

Kendall-Grundy (County of) Forest Preservation District; Series 2007, Unlimited Tax GO (INS–National Public Finance Guarantee Corp.)(b)	5.25%	01/01/23	4,000	4,525,320

Kendall-Grundy, Kane & Will (Counties of) High School District No. 308 ; Series 2007 A, Ref. Unlimited Tax GO (INS–National Public Finance Guarantee Corp.)(b)	4.38%	10/01/21	1,000	1,041,950

Kendall-Grundy, Kane & Will (Counties of) High School District No. 308; Series 2007, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	5.00%	02/01/23	5,795	6,410,893

Madison & Saint Clair (Counties of) School District No. 10 (Collinsville School Building); Series 2001, Unlimited Tax GO (INS–National Public Finance Guarantee Corp.)(b)	5.00%	02/01/11	1,150	1,182,602

Northern Municipal Power Agency (Prairie St. Power Project); Series 2007 A, RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	01/01/19	1,000	1,102,140

Southern Illinois University; Series 2006 A, Housing & Auxiliary Facilities System RB (INS–National Public Finance Guarantee Corp.)(b)	5.25%	04/01/19	1,000	1,127,930

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois–(continued)

St. Clair (County of);
Series 2009, Unlimited Tax GO	5.00%	10/01/19	$1,000	$1,152,580

Series 2009, Unlimited Tax GO	5.00%	10/01/21	1,480	1,666,924

Will, Grundy and Etc. (Counties of) Community College District No. 525 (Joliet Jr. College); Series 2008, Unlimited Tax GO	5.75%	06/01/27	410	467,585

				68,425,320

Indiana–1.28%
Clark-Pleasant Middle School Building Corp.; Series 2009, First Mortgage RB	5.00%	07/15/22	1,000	1,114,880

Indiana Health Facility Financing Authority; Series 2005, RB(a)	5.00%	06/01/14	3,500	3,913,210

Indianapolis Local Public Improvement Bond Bank (Waterworks); Series 2009 A, RB (INS–Assured Guaranty Ltd.)(b)	5.25%	01/01/29	1,000	1,117,540

Monroe (County of) Community 1996 School Building Corp.; Series 2009, First Mortgage RB (INS–Financial Security Assurance Inc.)(b)	5.13%	01/15/24	2,285	2,602,318

Portage (City of) Redevelopment District; Series 2008, Ref. Tax Increment Allocation RB (INS–CIFG Guaranty, Ltd.)(b)	5.00%	01/15/22	2,470	2,481,140

Rockport (City of) (Indiana Michigan Power Co.);
Series 2009 A, Ref. PCR(a)	6.25%	06/02/14	1,000	1,098,980

Series 2009 A, Ref. PCR(a)	6.25%	06/02/14	500	549,490

University of Southern Indiana; Series 2009 J, Student Fee RB (INS–Assured Guaranty Ltd.)(b)	5.00%	10/01/23	400	440,228

Zionsville (City of) Community Schools Building Corp.; Series 2002, First Mortgage RB(b)(g)	5.00%	07/15/11	1,420	1,529,993

				14,847,779

Iowa–0.46%
Coralville (City of); Series 2009 D, Unlimited Tax GO Urban Renewal Bond Anticipation Project Notes	4.00%	05/01/11	1,000	1,028,790

Iowa Finance Authority;
Series 2005, Health System RB (INS–Assured Guaranty Corp.)(b)	5.00%	02/15/13	1,500	1,621,875

Series 2005, Health System RB (INS–Assured Guaranty Corp.)(b)	5.00%	02/15/18	1,000	1,093,600

Series 2005, Health System RB (INS–Assured Guaranty Corp.)(b)	5.00%	02/15/19	500	546,930

Series 2009 F, RB(a)	5.00%	08/15/12	1,000	1,077,740

				5,368,935

Kansas–0.82%
Dodge City (City of); Series 2009, Sales Tax RB (INS–Assured Guaranty Ltd.)(b)	5.00%	06/01/21	1,000	1,155,030

Johnson (County of) Water District No. 1; Series 2001, Water RB	5.00%	06/01/11	1,770	1,898,272

Kansas Development Finance Authority (Adventist Health System);
Series 2009, Hospital RB	5.00%	11/15/16	1,000	1,101,310

Series 2009 D, Hospital RB	3.00%	11/15/11	700	712,138

Series 2009 D, Hospital RB	5.00%	11/15/24	1,585	1,655,913

Wichita (City of); Series 2009 A, Hospital Ref. & Improvement RB	4.50%	11/15/12	1,000	1,065,420

Wyandotte (County of), School District No. 500; Series 2001, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.50%	09/01/11	1,750	1,908,042

				9,496,125

Kentucky–2.12%
Christian (County of) (Jennie Stuart Medical Center); Series 2006, RB (INS–Assured Guaranty Corp.)(b)	5.25%	02/01/28	2,500	2,613,075

Kentucky (State of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2004 D, RB(a)	3.50%	11/10/10	1,000	1,019,860

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Project); Sub. Series 2008 A-1, RB (INS–Assured Guaranty Corp.)(b)	5.75%	12/01/28	500	553,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kentucky–(continued)

Louisville & Jefferson (County of) Metropolitan Government (Jewish Hospital & St. Mary’s Healthcare) Series 2008, RB	6.00%	02/01/22	$1,000	$1,048,120

Louisville & Jefferson (County of) Metropolitan Sewer District;
Series 2009 B, Sewer and Drainage RB	5.00%	05/15/14	2,500	2,811,075

Series 2009 B, Sewer and Drainage RB	5.00%	05/15/15	2,500	2,833,850

Series 2009 B, Sewer and Drainage RB	5.00%	05/15/20	10,000	11,415,800

Paducah (City of) Electric Plant Board; Series 2009 A, RB (INS–Assured Guaranty Corp.)(b)	5.00%	10/01/24	2,000	2,239,880

				24,535,160

Louisiana–4.03%
East Baton Rouge Sewerage Commission; Series 2009 A, RB	4.50%	02/01/22	1,000	1,063,110

Louisiana Citizens Property Insurance Corp.; Series 2009 C-3, Assessment RB (INS–Assured Guaranty Corp.)(b)	6.13%	06/01/25	1,500	1,723,065

Louisiana Energy & Power Authority; Series 2000, Ref. Power Project RB (INS–Financial Security Assurance Inc.)(b)	5.75%	01/01/11	2,500	2,645,175

Louisiana Local Government Environmental Facilities and Community Development Authority (Jefferson Parish); Series 2009 A, RB	5.00%	04/01/18	1,000	1,118,070

Louisiana Local Government Environmental Facilities and Community Development Authority (Lake Charles);
Series 2009, RB (INS–Assured Guaranty Corp.)(b)	4.00%	04/01/16	1,435	1,525,132

Series 2009, RB (INS–Assured Guaranty Corp.)(b)	4.00%	04/01/17	1,000	1,054,900

Series 2009, RB (INS–Assured Guaranty Corp.)(b)	4.00%	04/01/18	1,555	1,627,261

Louisiana Local Government Environmental Facilities and Community Development Authority (Louisiana Community and Technical College System); Series 2009 B, RB (INS–Assured Guaranty Corp.)(b)	5.00%	10/01/26	1,500	1,609,860

Louisiana Local Government Environmental Facilities and Community Development Authority (Monroe Airport Terminal); Series 2009, RB (INS–Assured Guaranty Corp.)(b)	5.00%	02/01/29	1,000	1,058,720

Louisiana Offshore Terminal Authority; Series 2007 A, VRD Deepwater Port Ref. RB (LOC–Suntrust Bank.)(c)(d)(e)	0.60%	09/01/27	17,000	17,000,000

Louisiana Public Facilities Authority (Baton Rouge General Medical Center); Series 2004, RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	07/01/14	1,000	1,099,330

Louisiana Public Facilities Authority (Black & Gold Facilities Project); Series 2007 A, RB (INS–CIFG Guaranty, Ltd.)(b)	5.00%	07/01/22	500	503,315

Louisiana Public Facilities Authority (Christus Health);
Series 2008 B, Ref. RB (INS–Assured Guaranty Corp.)(b)	5.75%	07/01/18	1,000	1,068,560

Series 2009 A, Ref. RB	5.00%	07/01/13	1,500	1,606,755

Series 2009 A, Ref. RB	5.00%	07/01/15	1,000	1,067,820

Series 2009 A, Ref. RB	5.00%	07/01/16	1,000	1,062,860

Series 2009 A, Ref. RB	5.25%	07/01/20	1,000	1,069,200

Louisiana Public Facilities Authority (Hurricane Recovery Program); Series 2007, RB (INS–Ambac Assurance Corp.)(b)	5.00%	06/01/18	1,000	1,082,530

Louisiana Public Facilities Authority (Nineteenth Judicial District Court); Series 2007, RB (INS–Financial Guaranty Insurance Co.)(b)	4.50%	06/01/21	1,000	1,048,250

Louisiana Public Facilities Authority (Ochsner Clinic Foundation Project); Series 2007 A, RB	5.00%	05/15/10	1,320	1,338,111

Monroe (City of) (Economic Development Garret Rd.);
Series 2008, Sales Tax Increment Ref. RB (INS–Assured Guaranty Corp.)(b)	5.25%	03/01/22	1,300	1,370,967

Series 2008, Sales Tax Increment Ref. RB (INS–Assured Guaranty Corp.)(b)	5.38%	03/01/24	1,000	1,053,860

New Orleans (City of) Aviation Board;
Series 2009 A-1, Restructuring Ref. RB (INS–Assured Guaranty Corp.)(b)	5.00%	01/01/19	500	562,185

Series 2009 A-1, Restructuring Ref. RB (INS–Assured Guaranty Corp.)(b)	6.00%	01/01/23	1,000	1,155,850

New Orleans (City of); Series 2009, Sewage Service Ref. RB (INS–Assured Guaranty Corp.)(b)	6.25%	06/01/29	1,000	1,072,630

				46,587,516

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Maine–0.47%
Lewiston (City of);
Series 2008 B, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.00%	12/15/19	$750	$846,240

Series 2008 B, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.00%	12/15/20	870	976,184

Series 2008 B, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.50%	12/15/23	950	1,079,200

Maine (State of) Housing Authority; Series 2009 B, RB	5.00%	11/15/29	2,500	2,580,475

				5,482,099

Maryland–1.12%
Baltimore (City of) (Water Project); Series 2009 A, Sub. Project RB	5.13%	07/01/29	250	269,162

Housing Opportunities Commission of Montgomery County; Series 2009 A, Single Family Mortgage RB	3.38%	07/01/16	1,000	1,020,590

Maryland Health & Higher Educational Facilities Authority (Annapolis Life Care, Inc.); Series 2007, VRD RB (LOC–RBS Citizens, N.A.)(c)(d)(e)	1.50%	07/01/40	5,000	5,000,000

Maryland Health & Higher Educational Facilities Authority (Lifebridge Health);
Series 2008, RB	5.00%	07/01/18	1,000	1,084,760

Series 2008, RB (INS–Assured Guaranty Corp.)(b)	5.00%	07/01/20	1,000	1,100,670

Series 2008, RB (INS–Assured Guaranty Corp.)(b)	5.00%	07/01/22	1,005	1,096,194

Maryland Health & Higher Educational Facilities Authority (The Johns Hopkins Hospital);
Series 2008, Health System RB(a)	5.00%	05/15/13	1,000	1,090,120

Series 2008, Health System RB(a)	5.00%	05/15/15	615	679,415

Maryland Health & Higher Educational Facilities Authority (University of Maryland Medical System);
Series 2008 F, Health System RB	5.00%	07/01/17	500	546,255

Series 2008 F, Health System RB	4.50%	07/01/20	500	520,155

Maryland Health & Higher Educational Facilities Authority (Washington County Hospital); Series 2008, RB	5.00%	01/01/20	500	509,440

				12,916,761

Massachusetts–4.05%
Massachusetts (State of); Series 2001 D, Construction Loan Limited Tax GO(a)(g)	5.25%	11/01/11	2,500	2,721,400

Massachusetts Health & Educational Facilities Authority (Baystate Medical Center); Series 2009 K, RB(a)	5.00%	07/01/13	2,500	2,658,725

Massachusetts Health & Educational Facilities Authority (Lesley University); Series 2009 A, RB (INS–Assured Guaranty Corp.)(b)	5.00%	07/01/23	1,095	1,230,145

Massachusetts Health & Educational Facilities Authority (Northeastern University); Series 2009 T-2, RB(a)	4.10%	04/19/12	1,485	1,515,368

Massachusetts Industrial Finance Agency (Milton Academy); Series 1997, VRD RB (INS–National Public Finance Guarantee Corp.)(b)(c)(d)	4.00%	03/01/27	3,500	3,500,000

Massachusetts Turnpike Authority; Series 1999 A, RB (INS–Ambac Assurance Corp.)(b)	5.25%	01/01/29	35,000	35,218,400

				46,844,038

Michigan–2.71%
Avondale School District; Series 2009, Ref. Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)	4.00%	05/01/19	1,000	1,012,220

Battle Creek (City of); Series 2008, Downtown Development Ref. Unlimited Tax GO (INS–Ambac Assurance Corp.)(b)	5.00%	05/01/15	1,110	1,223,964

Hartland Consolidated Schools; Series 2001, Ref. Unlimited Tax GO (CEP–Michigan School Bond Loan Fund)	5.50%	05/01/11	1,000	1,063,920

Hastings Area School System; Series 2009, Ref. Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)	3.25%	05/01/15	1,475	1,517,554

Michigan Building Authority;
Series 2003 I, Ref. RB (INS–Financial Security Assurance Inc.)(b)	5.25%	10/15/16	4,315	4,696,964

Series 2009 I, Ref. RB (INS–Assured Guaranty Corp.)(b)	5.25%	10/15/24	1,040	1,159,745

Michigan Hospital Finance Authority (McLaren Health Care); Series 2008, RB	5.25%	05/15/18	1,100	1,164,834

Michigan Municipal Bond Authority (Downtown Development Local Project);
Series 2009 A, Local Government Loan Program RB	5.00%	05/01/21	1,515	1,629,216

Series 2009 A, Local Government Loan Program RB	5.13%	05/01/23	800	856,568

Series 2009 A, Local Government Loan Program RB	5.25%	05/01/24	500	536,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Michigan–(continued)

Michigan Municipal Bond Authority;
Series 2009 C, Local Government Loan Program RB (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/15	$1,850	$2,054,425

Series 2009 C, Local Government Loan Program RB (CEP–Michigan School Bond Loan Fund)	5.00%	05/01/16	1,860	2,061,308

Michigan Strategic Fund (Detroit Edison Co.); Series 1995 CC, Ref. Limited Obligation RB (INS–Ambac Assurance Corp.)(a)(b)	4.85%	09/01/11	2,025	2,063,941

School District of Ypsilanti;
Series 1998, Unlimited Tax GO (INS–National Public Finance Guarantee Corp.)(b)	5.00%	05/01/18	1,000	1,002,870

Series 2009, Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)	4.00%	05/01/12	2,270	2,378,801

Series 2009, Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)	4.00%	05/01/14	1,985	2,102,353

Series 2009, Unlimited Tax GO (INS–Assured Guaranty Corp.)(b)	5.00%	05/01/18	1,270	1,399,299

Taylor (City of); Series 2001, COP (INS–Ambac Assurance Corp.)(b)	5.00%	02/01/11	495	520,319

Troy (City of) Downtown Development Authority; Series 2001, Ref. & Development Tax Allocation RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	11/01/10	1,265	1,318,256

Wayne State University; Series 2007 A, RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	11/15/12	1,190	1,281,392

Wyandotte (City of); Series 2009 A, Ref. Electric System RB (INS–Assured Guaranty Corp.)(b)	5.25%	10/01/28	250	274,090

				31,318,609

Minnesota–1.50%
Duluth (City of) Independent School District No. 709;
Series 2009 B, COP	4.00%	03/01/12	1,050	1,101,377

Series 2009 B, COP	4.00%	03/01/13	1,325	1,402,049

Series 2009 B, COP	4.00%	03/01/14	1,360	1,442,430

Series 2009 B, COP	4.00%	03/01/15	1,400	1,486,156

Minneapolis-St. Paul Metropolitan Airports Commission; Series 2007 B, RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	01/01/19	2,780	3,071,149

Minnesota (State of); Series 2009 D, Unlimited Tax GO	4.00%	08/01/23	3,360	3,605,146

Minnesota Higher Education Facilities Authority (University of St. Thomas); Series 2009 Six-X, RB	5.00%	04/01/24	500	543,270

Minnesota Housing Finance Agency;
Series 2009 A, Residential Housing Finance RB	5.20%	01/01/23	995	1,061,177

Series 2009 B, Residential Housing Finance RB	5.45%	07/01/24	990	1,059,567

Western Minnesota Municipal Power Agency;
Series 2001 A, Ref. RB (INS–Ambac Assurance Corp.)(b)	5.50%	01/01/10	1,245	1,259,666

Series 2001 A, Ref. RB (INS–Ambac Assurance Corp.)(b)	5.50%	01/01/11	1,300	1,367,106

				17,399,093

Mississippi–0.51%
Alcorn State University Educational Building Corp. (Student Housing Project); Series 2009 A, RB	4.63%	09/01/26	1,695	1,788,089

Mississippi Development Bank (Lowndes County Industrial Development); Series 2007, Special Obligation IDR (INS–Financial Security Assurance Inc.)(b)	5.00%	07/01/19	1,160	1,316,786

Mississippi Development Bank; Series 2009, Special Obligation Limited Tax Bonds (INS–Assured Guaranty Corp.)(b)	5.00%	07/01/24	1,000	1,090,160

Rankin (County of) School District; Series 2001, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.00%	10/01/11	1,625	1,755,260

				5,950,295

Missouri–1.11%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009, Health Care Facilities IDR	5.50%	06/01/29	250	265,580

Cass (County of); Series 2007, Hospital RB	5.00%	05/01/17	500	508,630

Kansas City (City of); Series 2008 A, Ref. General Improvement Airport RB	4.00%	09/01/14	1,000	1,074,430

Ladue School District; Series 2007, Ref. & Improvement Unlimited Tax GO	5.00%	03/01/25	1,250	1,397,787

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri–(continued)

Missouri (State of) Development Finance Board (Missouri Association Municipal Utilities); Series 1999, VRD Lease RB(c)(d)(h)	5.50%	12/01/22	$1,370	$1,370,000

Missouri (State of) Environmental Improvement & Energy Resources Authority; Series 2001 C, RB	5.00%	07/01/23	1,000	1,059,580

Missouri Health & Educational Facilities Authority (University of Missouri–Columbia Arena); Series 2001, RB	5.00%	11/01/19	2,540	2,699,893

Missouri Health & Educational Facilities Authority (Webster University); Series 2001, Educational Facilities RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	04/01/11	1,075	1,124,106

Missouri Housing Development Commission; Series 2008 B2, Single Family Mortgage RB (CEP–GNMA/FNMA/FHLMC)(b)	5.10%	03/01/28	485	505,535

St. Louis (City of) (Lambert-St. Louis International Airport); Series 2007 A, Ref. Airport RB (INS–Financial Security Assurance Inc.)(b)	5.00%	07/01/20	1,125	1,233,855

St. Louis (City of) Municipal Finance Corp. (Convention Center Capital Improvement); Series 2008, Leasehold RB (INS–Assured Guaranty Ltd.)(b)	5.00%	07/15/21	1,500	1,643,925

				12,883,321

Montana–0.22%
Helena (City of); Series 2009, COP	5.00%	01/01/29	400	429,696

Montana (State of) Facility Finance Authority (Glendive Medical Center);
Series 2008 A, Master Loan Program RB	4.63%	07/01/18	1,010	1,097,355

Series 2008 A, Master Loan Program RB	4.75%	07/01/28	1,000	1,031,000

				2,558,051

Nebraska–0.16%
Douglas (County of) School District No. 10 (Elkhorn Public Schools); Series 2009, Unlimited Tax GO	5.45%	06/15/22	500	544,110

Nebraska Elementary & Secondary School Finance Authority (Boys Town); Series 2008, Educational Facilities RB	4.75%	09/01/28	1,000	1,051,940

Nebraska Municipal Energy Agency; Series 2009 A, Ref. Power Supply System RB (INS–Berkshire Hathaway Assurance Corp.)(b)	5.13%	04/01/29	250	278,748

				1,874,798

Nevada–1.91%
Clark (County of);
Series 2006, Limited Tax GO (INS–Ambac Assurance Corp.)(b)	5.00%	11/01/21	5,235	5,724,577

Series 2009 C, Airport System Sub. Lien RB (INS–Financial Security Assurance Inc.)(b)	5.00%	07/01/22	1,000	1,101,260

Series 2009 C, Airport System Sub. Lien RB (INS–Financial Security Assurance Inc.)(b)	5.00%	07/01/23	4,000	4,362,360

Series 2009 C, Airport System Sub. Lien RB (INS–Financial Security Assurance Inc.)(b)	5.00%	07/01/24	2,000	2,165,120

Series 2009 C, Airport System Sub. Lien RB (INS–Financial Security Assurance Inc.)(b)	5.00%	07/01/25	1,500	1,613,160

Humboldt (County of) (Idaho Power Co. Project); Series 2003, PCR	5.15%	12/01/24	4,000	4,228,400

Nevada (State of); Series 1999 A, Capital Improvement & Cultural Affairs Limited Tax GO	5.00%	02/01/10	1,500	1,520,745

Reno (City of) (Washoe Medical Center); Series 2005 A, RB (INS–Financial Security Assurance Inc.)(b)	5.25%	06/01/17	1,300	1,423,422

				22,139,044

New Hampshire–0.51%
New Hampshire Health & Education Facilities Authority; Series 2006, VRD RB (LOC–Citizens Bank N.A.)(c)(d)(e)	1.50%	05/01/36	3,500	3,500,000

New Hampshire Housing Financing Authority;
Series 2008 E, Single Family Mortgage Acquisition RB	5.05%	07/01/23	500	527,030

Series 2008 E, Single Family Mortgage Acquisition RB	5.30%	07/01/28	250	262,063

Series 2009 A, Single Family Mortgage Acquisition RB	5.13%	07/01/29	1,500	1,558,695

				5,847,788

New Jersey–1.13%
New Jersey (State of) Economic Development Authority; Series 2004, Cigarette Tax RB	5.50%	06/15/16	1,305	1,350,936

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey–(continued)

New Jersey Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB(g)	5.50%	06/15/10	$7,060	$7,319,808

Series 1999 A, Transportation System RB	5.50%	06/15/10	720	744,214

Newark (City of) Housing Authority (South Ward Police Facility);
Series 2009, RB (INS–Assured Guaranty Ltd.)(b)	5.00%	12/01/21	1,130	1,237,045

Series 2009, RB (INS–Assured Guaranty Ltd.)(b)	5.38%	12/01/26	500	540,870

Paterson (City of);
Series 2009, Unlimited Tax General Improvement GO (INS–Financial Security Assurance Inc.)(b)	4.25%	06/15/12	1,600	1,677,808

Series 2009, Unlimited Tax General Improvement GO (INS–Financial Security Assurance Inc.)(b)	5.00%	06/15/16	200	218,752

				13,089,433

New York–3.36%
Babylon Industrial Development Agency;
Series 2009 A, Resource Recovery RB	5.00%	01/01/14	560	612,814

Series 2009 A, Resource Recovery RB	5.00%	01/01/18	445	490,118

Series 2009 A, Resource Recovery RB	5.00%	01/01/19	365	401,872

Chautauqua (County of) Industrial Development Agency; Series 2007 B, VRD RB (LOC–Citizens Bank N.A.)(c)(d)(e)	1.50%	07/01/39	11,860	11,860,000

Dormitory Authority of the State of New York (Frances Schervier Obligated Group); Series 1997, RB (INS–Financial Security Assurance Inc.)(b)	5.50%	07/01/10	1,205	1,248,055

Dormitory Authority of the State of New York (School District Building Financing); Series 2008 D, RB (INS–Assured Guaranty Ltd.)(b)	5.75%	10/01/24	1,000	1,147,500

Dormitory Authority of the State of New York (St. Lawrence University Center); Series 2009, RB	5.00%	07/01/14	2,000	2,183,740

Dormitory Authority of the State of New York;
Series 2002 B, RB(a)	5.25%	05/15/12	3,000	3,240,120

Series 2009, Yeshiva University RB	5.00%	09/01/22	2,635	3,020,132

Series 2009 A, Ref. RB	5.00%	07/01/18	2,000	2,287,600

New York (City of) Housing Development Corp.; Series 2009 C-2, MFH RB	3.50%	05/01/13	1,085	1,095,796

New York (City of) Transitional Finance Authority;
Series 2009 S-5, Building Aid RB	5.00%	01/15/16	2,000	2,298,760

Series 2009 S-5, Building Aid RB	5.00%	01/15/17	1,875	2,161,987

New York (City of); Series 2008 Subseries. J-1, Unlimited Tax GO	5.00%	08/01/17	750	863,355

New York (State of) Housing Finance Agency; Series 2009 B, Affordable Housing RB	1.45%	11/01/11	1,000	996,750

Tompkins (County of) Industrial Development Agency; Series 2001 A, VRD RB (LOC–Citizens Bank N.A.)(c)(d)(e)	1.50%	12/01/21	2,000	2,000,000

Tompkins (County of) Industrial Development Agency (Tompkins Cortland Community College Foundation); Series 2006, VRD RB (LOC–Citizens Bank N.A.)(c)(d)(e)	1.50%	01/01/37	3,025	3,025,000

				38,933,599

North Carolina–1.82%
Charlotte-Mecklenburg Hospital Authority (Carolinas Healthcare System);
Series 2007 A, Ref. Health Care System RB	5.00%	01/15/19	1,000	1,093,050

Series 2007 B, Ref. Health Care System VRD RB(c)(d)	2.00%	01/15/38	10,000	10,000,000

Series 2008 A, Ref. Health Care System RB	4.63%	01/15/26	1,000	1,037,250

Series 2009 A, Ref. Health Care System RB	5.00%	01/15/20	3,500	3,872,225

Series 2009 A, Ref. Health Care System RB	5.00%	01/15/26	1,665	1,783,714

North Carolina Eastern Municipal Power Agency;
Series 2008 C, Power System RB (INS–Assured Guaranty Ltd.)(b)	6.00%	01/01/19	250	268,335

Series 2009 B, Power System RB	5.00%	01/01/17	500	547,315

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

North Carolina–(continued)

Oak Island (Town of) (Waste Water Project);
Series 2008 A, Enterprise System RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	06/01/20	$1,065	$1,166,580

Series 2008 A, Enterprise System RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	06/01/23	1,210	1,292,353

				21,060,822

North Dakota–0.18%
Fargo (City of) (Meritcare Obligated Group); Series 2000 A, Health System RB (INS–Financial Security Assurance Inc.)(b)	5.60%	06/01/21	2,000	2,042,680

Ohio–4.14%
Akron (City of);
Series 2009, Waterworks System Mortgage Ref. & Improvement RB (INS–Assured Guaranty Ltd.)(b)	5.00%	03/01/16	2,675	3,051,747

Series 2009, Waterworks System Mortgage Ref. & Improvement RB (INS–Assured Guaranty Ltd.)(b)	5.00%	03/01/18	2,010	2,304,043

Buckeye (City of) Tobacco Settlement Financing Authority;
Series 2007 A-1, Sr. Asset-Backed RB	5.00%	06/01/12	930	971,013

Series 2007 A-2, Sr. Asset-Backed Turbo Term RB	5.38%	06/01/24	610	593,371

Cleveland (City of);
Series 2009 C, Airport System RB (INS–Assured Guaranty Ltd.)(b)	5.00%	01/01/18	2,000	2,253,020

Series 2009 C, Airport System RB (INS–Assured Guaranty Ltd.)(b)	5.00%	01/01/19	2,000	2,258,900

Series 2009 C, Airport System RB (INS–Assured Guaranty Ltd.)(b)	5.00%	01/01/20	4,000	4,463,840

Series 2009 C, Airport System RB (INS–Assured Guaranty Ltd.)(b)	5.00%	01/01/23	3,000	3,273,570

Series 2009 C, Airport System RB (INS–Assured Guaranty Ltd.)(b)	5.00%	01/01/27	2,000	2,115,200

Ohio (State of) (Cleveland Clinic);
Series 2009 B, Hospital Facilities RB	4.75%	01/01/20	3,000	3,266,850

Series 2009 B, Hospital Facilities RB	4.75%	01/01/21	2,000	2,161,540

Series 2009 B, Hospital Facilities RB	5.00%	01/01/22	1,000	1,076,640

Series 2009 B, Hospital Facilities RB	5.00%	01/01/23	3,000	3,213,150

Series 2009 B, Hospital Facilities RB	5.00%	01/01/25	3,000	3,182,250

Series 2009 B, Hospital Facilities RB	5.00%	01/01/26	3,000	3,177,510

Series 2009 B, Hospital Facilities RB	5.00%	01/01/27	1,000	1,052,130

Ohio (State of); Series 2009 A II, Parks & Recreation Capital Facilities RB	5.00%	12/01/19	1,825	2,104,225

Ohio Air Quality Development Authority (First Energy Generation Corp. Project); Series 2009 C, Ref. PCR	5.63%	06/01/18	3,000	3,266,820

Ohio State Higher Educational Facility Commission (University Hospital Health System); Series 2009 C, RB(a)	4.88%	07/15/15	2,500	2,578,550

Toledo (City of); Series 2009, City Services Special Assessment Notes	4.00%	06/01/11	1,500	1,529,070

				47,893,439

Oklahoma–1.72%
Cleveland County Justice Authority (Detention Facility); Series 2009 A, Sales Tax RB	5.00%	03/01/22	1,000	1,055,850

Mustang Improvement Authority; Series 1999, Utility System RB (INS–Financial Security Assurance Inc.)(b)	5.25%	10/01/09	275	275,036

Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education);
Series 2009 A, Master Real Property Lease RB	4.00%	06/01/20	1,000	1,055,900

Series 2009 A, Master Real Property Lease RB	4.10%	06/01/21	1,000	1,050,580

Series 2009 A, Master Real Property Lease RB	4.20%	06/01/22	1,000	1,045,840

Series 2009 A, Master Real Property Lease RB	4.25%	06/01/23	1,000	1,040,850

Oklahoma County Finance Authority (Western Heights Public Schools Project); Series 2009, Educational Facilities Lease RB	4.50%	09/01/19	2,000	2,066,260

Oklahoma Industries Authority (Oklahoma Medical Research Foundation); Series 2008, RB	5.50%	07/01/29	1,250	1,315,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Oklahoma–(continued)

Oklahoma Municipal Power Authority;
Series 2008 A, Power Supply System RB	5.25%	01/01/18	$300	$349,245

Series 2008 A, Power Supply System RB	5.38%	01/01/19	250	290,628

Series 2008 A, Power Supply System RB	5.88%	01/01/28	250	282,280

Tulsa (County of) Industrial Authority;
Series 2003 A, Capital Improvement RB	4.00%	05/15/16	5,000	5,335,100

Series 2005 A, Capital Improvement RB	4.00%	05/15/17	1,000	1,062,490

Series 2009, Educational Facilities Lease RB	4.00%	09/01/14	2,000	2,154,940

Tulsa Industrial Authority (University of Tulsa); Series 2009, Ref. RB	5.00%	10/01/23	1,500	1,572,195

				19,952,681

Oregon–0.27%
Clackamas County Hospital Facility Authority (Legacy Health System); Series 2009 B, RB(a)	5.00%	07/15/12	1,000	1,055,500

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB	5.00%	04/01/28	500	556,340

Salem-Keizer School District No. 24J; Series 2009 B, Unlimited Tax GO(f)	5.24%	06/15/23	2,500	1,471,475

				3,083,315

Pennsylvania–6.42%
Bethel Park School District;
Series 2009, Limited Tax GO	3.00%	08/01/13	500	521,985

Series 2009, Limited Tax GO	4.00%	08/01/17	800	857,432

Series 2009, Limited Tax GO	5.00%	08/01/29	1,000	1,067,190

Blair County Hospital Authority (Altoona Hospital Project); Series 1998 A, Hospital RB (INS–Ambac Assurance Corp.)(b)	5.50%	07/01/10	1,000	1,007,680

Lackawanna (County of); Series 2008 B, Unlimited Tax VRD GO (INS–Financial Security Assurance Inc.)(b)(c)(d)	1.10%	09/01/35	11,115	11,115,000

Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, First Mortgage IDR (LOC–Lloyds TSB Bank PLC)(c)(d)(e)	0.35%	07/01/38	21,725	21,725,000

Pennsylvania Economic Development Financing Authority (Exelon Generation, LLC Project); Series 2009 A, Exempt Facilities RB(a)	5.00%	06/01/12	1,000	1,053,870

Pennsylvania Higher Educational Facilities Authority (Carnegie Mellon University);
Series 2009, RB	5.00%	08/01/17	1,000	1,164,500

Series 2009, RB	4.25%	08/01/19	3,000	3,283,320

Series 2009, RB	5.00%	08/01/21	750	853,567

Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2008 B, RB	5.00%	08/15/13	1,000	1,096,600

Pennsylvania Turnpike Commission;
Series 2008 C, Sub. RB (INS–Assured Guaranty Ltd.)(b)	6.00%	06/01/23	500	598,870

Series 2009 B, Sub. RB	5.00%	06/01/21	3,500	4,033,155

Series 2009 B, Sub. RB	5.25%	06/01/24	2,500	2,861,000

Philadelphia (City of);
Series 2009 A, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	4.50%	08/01/20	2,000	2,156,680

Series 2009 A, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	5.25%	08/01/21	2,500	2,829,950

Series 2009 A, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	5.25%	08/01/22	5,000	5,581,850

Series 2009 A, Water & Wastewater RB	5.00%	01/01/27	250	264,990

Series 2009 B, Limited Tax GO (INS–Assured Guaranty Ltd.)(b)	5.75%	07/15/17	1,000	1,165,520

Series 2009 B, Limited Tax GO (INS–Assured Guaranty Ltd.)(b)	6.00%	07/15/18	1,000	1,168,720

Series 2009 B, Limited Tax GO (INS–Assured Guaranty Ltd.)(b)	6.25%	07/15/23	2,000	2,288,820

Reading (City of); Series 2008, Unlimited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.63%	11/01/23	1,500	1,704,300

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania–(continued)

Southeastern Pennsylvania Transportation Authority; Series 1999 B, Ref. RB (INS–National Public Finance Guarantee Corp.)(b)	5.25%	03/01/17	$3,000	$3,034,950

University of Pittsburgh of the Commonwealth System of Higher Education (University Capital Project);
Series 2002 B, Ref. RB(a)	5.50%	09/15/13	1,000	1,124,720

Series 2005 A, RB(a)	5.50%	09/15/13	1,000	1,124,720

West Mifflin Area School District; Series 2009, Limited Tax GO (INS–Financial Security Assurance Inc.)(b)	5.50%	04/01/24	500	579,795

				74,264,184

Puerto Rico–0.78%
Puerto Rico Public Buildings Authority; Series 2004 K, Ref. Government Facilities RB (INS–Financial Security Assurance Inc.)(b)	5.25%	07/01/27	2,450	2,620,545

Puerto Rico Sales Tax Financing Corp.;
First Sub. Series 2009 A, Sales Tax RB(a)	5.00%	08/01/11	3,000	3,127,530

First Sub. Series 2009 A, Sales Tax RB	5.00%	08/01/19	3,000	3,329,670

				9,077,745

Rhode Island–0.44%
Rhode Island Health & Educational Building Corp. (Public Schools Financing Program); Series 2007 B, RB (INS–Ambac Assurance Corp.)(b)	5.00%	05/15/21	1,000	1,082,470

Rhode Island Health & Educational Building Corp. (University of Rhode Island); Series 2009 B, Higher Education Facilities RB (INS–Assured Guaranty Ltd.)(b)	5.25%	09/15/29	1,250	1,348,500

Rhode Island Student Loan Authority;
Series 2009 A, Hospital Financing RB (INS–Assured Guaranty Ltd.)(b)	6.13%	05/15/27	500	552,180

Series 2009 A, Student Loan RB	4.75%	12/01/15	1,150	1,219,725

Woonsocket (City of); Series 2000, Unlimited Tax GO (INS–National Public Finance Guarantee Corp.)(b)	5.25%	10/01/10	840	872,936

				5,075,811

South Carolina–1.24%
Oconee (County of) (Duke Energy Carolinas Project); Series 2009, Pollution Control Ref. RB	3.60%	02/01/17	2,650	2,730,984

South Carolina (State of); Series 2001 B, Capital Improvements Unlimited Tax GO	5.50%	04/01/11	1,000	1,073,590

South Carolina Jobs–Economic Development Authority (Palmetto Health Alliance);
Series 2005 A, Ref. RB (INS–Financial Security Assurance Inc.)(b)	4.00%	08/01/17	1,500	1,563,495

Series 2009, Ref. and Improvement RB	3.00%	08/01/10	500	504,380

Series 2009, Ref. and Improvement RB	3.00%	08/01/11	1,000	1,009,380

Series 2009, Ref. and Improvement RB	5.00%	08/01/15	500	521,695

Series 2009, Ref. and Improvement RB	5.00%	08/01/17	1,000	1,021,390

Series 2009, Ref. and Improvement RB	5.00%	08/01/18	500	507,100

South Carolina Public Service Authority; Series 1999 A, RB (INS–National Public Finance Guarantee Corp.)(b)	5.50%	01/01/10	1,000	1,013,200

South Carolina Transportation Infrastructure Bank; Series 2004 A, RB (INS–Ambac Assurance Corp.)(b)	5.25%	10/01/22	1,390	1,513,057

Spartanburg Regional Health Services District;
Series 2003 A, RB (INS–Assured Guaranty Ltd.)(b)	4.50%	04/15/27	1,735	1,751,153

Series 2008 D, Ref. RB (INS–Assured Guaranty Ltd.)(b)	5.25%	04/15/20	1,000	1,111,920

				14,321,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Dakota–0.25%
South Dakota Health & Educational Facilities Authority (Sanford Health);
Series 2009, RB	5.00%	11/01/16	$500	$542,545

Series 2009, RB	5.00%	11/01/17	430	463,136

Series 2009, RB	5.00%	11/01/24	1,000	1,037,680

Series 2009, RB	5.25%	11/01/29	500	517,395

South Dakota Housing Development Authority (Home Ownership Mortgage); Series 2008 G, RB	5.10%	05/01/18	250	274,842

				2,835,598

Tennessee–0.42%
Jackson (City of) (Jackson-Madison County General Hospital Project); Series 2008, Ref. & Improvement RB	5.25%	04/01/23	1,000	1,057,570

Sevierville (City of) Public Building Authority; Series 2009, Local Government Public Improvement RB	4.00%	06/01/14	2,500	2,694,675

Shelby (County of) Health Educational & Housing Facilities Board (Methodist Healthcare–University Hospital) Series 2004 B, RB (INS–Financial Security Assurance Inc.)(b)	5.00%	09/01/17	1,000	1,110,980

				4,863,225

Texas–8.01%
Aldine Independent School District; Series 2003, Unlimited Tax School Building GO (CEP–Texas Permanent School Fund)	3.00%	02/15/15	500	528,760

Amarillo Health Facilities Corp. (Baptist St. Anthony’s Hospital); Series 1998, RB (INS–Financial Security Assurance Inc.)(b)	5.50%	01/01/10	1,275	1,287,610

Austin (City of); Series 2001, Limited Tax Certificates GO	5.00%	09/01/11	1,900	2,055,154

Beaumont Independent School District; Series 2003, Unlimited Tax School Building GO (INS–Assured Guaranty Ltd.)(b)	5.00%	02/15/24	1,500	1,654,095

Corpus Christi Independent District; Series 2009, School Building Unlimited Tax GO	5.00%	08/15/22	1,500	1,739,820

Dallas (City of) (Civic Center Convention Complex); Series 2009, Ref. & Improvement RB (INS–Assured Guaranty Ltd.)(b)	5.00%	08/15/26	585	633,801

Dallas and Fort Worth (Cities of); Series 2009 A, Ref. RB	4.00%	11/01/14	2,000	2,151,420

Dallas County Utility & Reclamation District, Series 2005 A, Ref. Unlimited Tax GO (INS–Ambac Assurance Corp.)(b)	5.00%	02/15/19	1,000	1,045,720

Series 2005 A, Ref. Unlimited Tax GO (INS–Ambac Assurance Corp.)(b)	5.15%	02/15/21	3,000	3,121,260

Garland (City of); Series 2001, Limited Tax Certificates GO (INS–National Public Finance Guarantee Corp.)(b)	5.25%	02/15/11	2,435	2,583,024

Gulf Coast Waste Disposal Authority; Series 2006, Environmental Facilities RB(a)	2.30%	09/03/13	2,500	2,521,750

Harris County Cultural Education Facilities Finance Corp. (Baylor College of Medicine); Series 2008 D, Ref. RB	5.13%	11/15/23	750	775,643

Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, Thermal Utility RB	5.00%	11/15/19	485	559,656

Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Project);
Series 2009, Hospital RB	3.50%	10/01/13	750	783,938

Series 2009, Hospital RB	5.00%	10/01/24	1,750	1,861,912

Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. Special Facilities RB (INS–Assured Guaranty Ltd.)(b)	5.00%	05/15/23	1,500	1,633,680

Harris County Cultural Education Facilities Finance Corp. (The Methodist Hospital System); Series 2009 B-1, Ref. RB(a)	5.00%	06/01/12	1,630	1,766,333

Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 A, Ref. Hotel Occupancy and Special Tax RB (INS–Ambac Assurance Corp.)(b)	5.50%	09/01/10	1,000	1,039,030

Series 2001 A, Ref. Hotel Occupancy and Special Tax RB (INS–Ambac Assurance Corp.)(b)	5.50%	09/01/11	4,000	4,295,480

Series 2001 B, Hotel Occupancy and Special Tax RB (INS–Ambac Assurance Corp.)(b)	5.25%	09/01/10	1,000	1,036,750

Series 2001 B, Hotel Occupancy and Special Tax RB (INS–Ambac Assurance Corp.)(b)	5.25%	09/01/11	2,360	2,523,218

Series 2001 B, Hotel Occupancy and Special Tax RB (INS–Ambac Assurance Corp.)(b)	5.50%	09/01/11	2,460	2,641,720

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas–(continued)

Houston (City of);
Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/15	$325	$366,044

Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/16	250	281,568

Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/17	340	382,952

Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/18	500	564,135

Series 2009 A, Airport Sr. Lien Ref. RB	5.00%	07/01/19	250	279,850

Humble Independent School District; Series 2009, Unlimited Tax GO	3.00%	02/15/15	1,190	1,242,788

Katy Independent School District; Series 1999 A, Unlimited Tax GO (CEP–Texas Permanent School Fund)	5.20%	02/15/10	1,285	1,290,256

Lake Worth (City of); Series 2008, Limited Tax Certificates GO (INS–Assured Guaranty Ltd.)(b)	5.00%	10/01/27	1,230	1,349,507

Lower Colorado River Authority;
Series 1999 A, Ref. RB (INS–Financial Security Assurance Inc.)(b)	5.88%	05/15/14	2,665	2,702,683

Series 1999 B, Ref. RB (INS–Financial Security Assurance Inc.)(b)	6.00%	05/15/10	1,460	1,481,228

Series 2009, Ref. RB	5.25%	05/15/29	500	535,870

Lubbock Health Facilities Development Corp. (St. Joseph Health System); Series 2008 A, Ref. RB(a)	3.05%	10/16/12	2,500	2,522,100

Mansfield (City of); Series 2008, Limited Tax Certificates GO	6.13%	02/15/26	500	575,955

North Fort Bend Water Authority; Series 2009, Water System RB (INS–Assured Guaranty Ltd.)(b)	5.00%	12/15/24	2,000	2,259,400

North Texas Municipal Water District; Series 2001, Water System RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	09/01/11	1,040	1,120,392

North Texas Tollway Authority;
Series 2005 C, Dallas North RB	5.38%	01/01/21	2,000	2,176,900

Series 2008 E-3, Ref. First Tier System RB(a)	5.75%	01/01/16	1,450	1,569,871

Series 2008 G, Ref. First Tier System RB(a)	5.00%	01/01/10	1,000	1,008,590

Series 2008 H, Ref. First Tier System RB(a)	5.00%	01/01/13	3,150	3,332,668

Series 2008 L-2, Ref. First Tier System RB(a)	6.00%	01/01/13	1,000	1,087,730

Series 2009 A, First Tier System RB	5.00%	01/01/13	2,445	2,612,605

Parker (County of); Series 2009, Unlimited Tax GO (INS–Assured Guaranty Ltd.)(b)	5.25%	02/15/26	1,000	1,131,960

Sachse (City of); Series 2009, Ref. & Improvement Limited Tax GO (INS–Assured Guaranty Ltd.)(b)	5.00%	02/15/24	500	561,525

San Antonio (City of);
Series 1994, Electric & Gas RB	5.00%	02/01/12	2,375	2,591,362

Series 1998 A, Ref. Limited Tax GO	5.00%	02/01/11	1,490	1,495,424

Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, RB (INS–Assured Guaranty Ltd.)(b)	5.00%	09/01/13	500	541,130

Series 2009 A, RB (INS–Assured Guaranty Ltd.)(b)	3.75%	09/01/14	1,000	1,031,410

Series 2009 A, RB (INS–Assured Guaranty Ltd.)(b)	5.00%	09/01/22	500	524,175

Series 2009 A, RB (INS–Assured Guaranty Ltd.)(b)	5.00%	09/01/24	1,280	1,335,923

Series 2009 B, RB (INS–Assured Guaranty Ltd.)(b)	5.25%	09/01/28	1,000	1,051,270

Tarrant County Cultural Education Facilities Finance Corp.; Series 2007 A, Texas Health Resources Ref. RB	5.00%	02/15/19	4,405	4,762,598

Texas Woman’s University; Series 2008, Revenue Financing System RB	5.13%	07/01/26	1,500	1,590,495

Trinity River Authority; Series 2005, Ref. and Improvement RB (INS–National Public Finance Guarantee Corp.)(b)	5.00%	02/01/24	4,240	4,427,111

West Harris County Regional Water Authority;
Series 2005, Water System RB (INS–Financial Security Assurance Inc.)(b)	5.00%	12/15/17	1,000	1,085,430

Series 2009, Water System RB	5.00%	12/15/16	1,000	1,124,250

Series 2009, Water System RB	5.00%	12/15/22	2,215	2,416,875

				92,653,804

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Utah–0.20%
Salt Lake Valley Fire Service Area; Series 2008, Lease RB	5.00%	04/01/22	$500	$555,055

South Valley Sewer District; Series 2009 A, RB	4.00%	01/01/15	600	657,654

Tooele School District; Series 2001, Unlimited Tax GO (CEP–Utah School Bond Guaranty)	4.50%	06/01/11	1,075	1,142,639

				2,355,348

Vermont–0.23%
University of Vermont & State Agricultural College; Series 2009, RB	5.00%	10/01/28	1,500	1,616,250

Vermont Educational & Health Buildings Financing Agency (Fletcher Allen Heath Care); Series 2004 B, RB (INS–Financial Security Assurance Inc.)(a)(b)	5.00%	06/01/18	1,000	1,046,760

				2,663,010

Virgin Islands–0.14%
Virgin Islands Public Finance Authority (Diageo Project); Series 2009 A, Sub. RB	6.75%	10/01/19	1,500	1,671,630

Virginia–2.09%
Chesterfield (County of) Economic Development Authority (Virginia Electric & Power Company Project); Series 2009 A, Ref. PCR	5.00%	05/01/23	500	534,130

Norton (City of) Industrial Development Authority (Norton Community Hospital); Series 2001, Ref. & Improvement Hospital IDR (INS–ACA Financial Guaranty Corp.)(b)	5.13%	12/01/10	1,315	1,325,152

Virginia Resource Authority; Series 2008, Sub. Clean Water Revolving RB	5.00%	10/01/29	1,315	1,472,129

Virginia Small Business Financing Authority; Series 2008 B, Carilion Clinic Obligation VRD RB(c)(d)	0.33%	07/01/42	18,700	18,700,000

York (County of) Economic Development Authority (Virginia Electric & Power Company Project); Series 2009 A, Ref. PCR(a)	4.05%	05/01/14	2,000	2,095,760

				24,127,171

Washington–2.51%
Clark (County of) Public Utility District No. 1;
Series 2009, Ref. Electric Systems RB	5.00%	01/01/26	500	537,120

Series 2009, Ref. Electric Systems RB	5.00%	01/01/27	215	229,592

Series 2009, Ref. Electric Systems RB	5.00%	01/01/28	300	318,462

Cowlitz (County of) (Wastewater Treatment); Series 2002, Ref. RB (INS–National Public Finance Guarantee Corp.)(b)	5.50%	11/01/19	2,500	2,775,525

Energy Northwest (Project #3);
Series 2001 A, Ref. Electric RB (INS–Financial Security Assurance Inc.)(b)	5.50%	07/01/10	1,000	1,038,370

Series 2001 A, Ref. Electric RB (INS–Financial Security Assurance Inc.)(b)	5.50%	07/01/11	7,500	8,098,500

Seattle (City of); Series 2001, Ref. Municipal Light & Power Improvements RB (INS–Financial Security Assurance Inc.)(b)	5.25%	03/01/11	3,000	3,187,620

Snohomish (County of);
Series 2001, Limited Tax GO(g)	5.25%	12/01/11	300	327,366

Series 2001, Limited Tax GO	5.25%	12/01/11	2,385	2,604,825

Washington (State of) (Department of Ecology); Series 2001, Ref. COP (INS–Ambac Assurance Corp.)(b)	4.75%	04/01/11	5,310	5,413,120

Washington (State of); Series 2001 R-A, Ref. Unlimited Tax GO	5.00%	09/01/10	1,745	1,817,592

Washington Health Care Facilities Authority (Multicare Health System); Series 2008 A, RB (INS–Assured Guaranty Ltd.)(b)	5.75%	08/15/29	450	492,548

Washington Health Care Facilities Authority; Series 2008, RB (CEP–FHA)	5.25%	08/01/23	1,000	1,062,360

Washington Higher Education Facilities Authority (Gonzaga University); Series 2009, Ref. RB	5.38%	04/01/20	1,050	1,128,813

				29,031,813

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        AIM Tax-Free Intermediate Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia–0.21%
West Virginia Hospital Finance Authority;
Series 2003 D, Improvement RB (INS–Financial Security Assurance Inc.)(b)	5.38%	06/01/28	$1,200	$1,299,660

Series 2009 A, Ref. and Improvement RB	5.00%	09/01/13	1,000	1,069,440

				2,369,100

Wisconsin–4.04%
Fond du Lac (City of) School District; Series 2000, Ref. Unlimited Tax GO(a)(g)	5.25%	04/01/10	1,000	1,024,880

Wisconsin (State of);
Series 1993 2, Ref. Unlimited Tax GO	5.13%	11/01/11	2,000	2,175,840

Series 1999 C, Unlimited Tax GO	5.75%	05/01/10	2,000	2,063,420

Wisconsin Health & Educational Facilities Authority (Aurora Health Care);
Series 2009 B, RB(a)	4.75%	08/15/14	1,000	1,010,940

Series 2009 B, RB(a)	5.13%	08/15/16	1,000	1,032,850

Wisconsin Health & Educational Facilities Authority (Bay Area Medical Center); Series 2008, VRD RB(c)(d)(e)	3.50%	02/01/38	20,000	20,000,000

Wisconsin Health & Educational Facilities Authority (Childrens Hospital); Series 2008 B, RB	5.50%	08/15/29	3,000	3,251,520

Wisconsin Health & Educational Facilities Authority (Oakwood); Series 2000 B, VRD RB(c)(d)(e)	2.00%	08/15/30	4,915	4,915,000

Wisconsin Health & Educational Facilities Authority (St. John’s Communities, Inc.); Series 2005, VRD RB (LOC–M&I Marshall & Ilsley Bank)(c)(d)(e)	2.00%	10/01/22	8,570	8,570,000

Wisconsin Health & Educational Facilities Authority (St. Mary’s School); Series 2004, VRD RB (LOC–M&I Marshall & Ilsley Bank)(c)(d)(e)	3.00%	08/01/19	1,830	1,830,000

Wisconsin Health & Educational Facilities Authority (ThedaCare, Inc.); Series 2005, RB (INS–Ambac Assurance Corp.)(b)	5.00%	12/15/16	855	897,895

				46,772,345

Wyoming–0.21%
Sweetwater (County of); Series 2006, Pollution Control Ref. RB	5.25%	07/15/26	1,200	1,302,204

Wyoming Municipal Power Agency; Series 2008 A, RB	5.38%	01/01/25	1,000	1,084,800

				2,387,004

TOTAL INVESTMENTS(i)–100.13% (Cost $1,117,817,862)				1,158,823,828

OTHER ASSETS LESS LIABILITIES–(0.13)%				(1,529,006)

NET ASSETS–100.00%				$1,157,294,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22        AIM Tax-Free Intermediate Fund

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corporation
FHA	– Federal Housing Administration
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation Bonds
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2009.
(d)	Security is considered a cash equivalent.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at time of purchase.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at September 30, 2009 represented 0.12% of the Fund’s Net Assets.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Corp.	15.0%

National Public Finance Guarantee Corp.	11.6

Financial Security Assurance Inc.	10.5

Ambac Assurance Corp.	8.3

Portfolio Composition

By credit quality, based on Net Assets
as of September 30, 2008

AAA	26.5%

AA	45.2

A	20.9

BBB	7.0

NR	0.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23        AIM Tax-Free Intermediate Fund

Statement of Assets and Liabilities

September 30, 2009
(Unaudited)

Assets:
Investments, at value (Cost $1,117,817,862)	$1,158,823,828

Receivables for:
Investments sold	750,021

Fund shares sold	30,099,649

Dividends and interest	10,034,679

Investment for trustee deferred compensation and retirement plans	39,006

Other assets	72,222

Total assets	1,199,819,405

Liabilities:
Payables for:
Investments purchased	38,251,830

Fund shares reacquired	2,450,749

Amount due custodian	670,265

Dividends	760,009

Accrued fees to affiliates	225,521

Accrued other operating expenses	85,345

Trustee deferred compensation and retirement plans	80,864

Total liabilities	42,524,583

Net assets applicable to shares outstanding	$1,157,294,822

Net assets consist of:
Shares of beneficial interest	$1,115,816,626

Undistributed net investment income	938,067

Undistributed net realized gain (loss)	(465,837)

Unrealized appreciation	41,005,966

$1,157,294,822

Net Assets:
Class A	$114,223,638

Class A3	$967,372,997

Class Y	$73,013,761

Institutional Class	$2,684,426

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	10,189,250

Class A3	86,321,421

Class Y	6,519,276

Institutional Class	239,835

Class A:
Net asset value per share	$11.21

Maximum offering price per share (Net asset value of $11.21 divided by 99.00%)	$11.32

Class A3:
Net asset value and offering price per share	$11.21

Class Y:
Net asset value and offering price per share	$11.20

Institutional Class:
Net asset value and offering price per share	$11.19

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24        AIM Tax-Free Intermediate Fund

Statement of Operations

For the six months ended September 30, 2009
(Unaudited)

Investment income:
Interest	$13,593,299

Expenses:
Advisory fees	931,415

Administrative services fees	89,200

Custodian fees	13,834

Distribution Fees — Class A3	618,963

Transfer agent fees — A, A3 and Y	156,222

Transfer agent fees — Institutional	682

Trustees’ and officers’ fees and benefits	15,938

Other	161,987

Total expenses	1,988,241

Less: Expense offset arrangement(s)	(1,630)

Net expenses	1,986,611

Net investment income	11,606,688

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(1,188)

Change in net unrealized appreciation of investment securities	35,411,473

Net realized and unrealized gain	35,410,285

Net increase in net assets resulting from operations	$47,016,973

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25        AIM Tax-Free Intermediate Fund

Statement of Changes in Net Assets

For the six months ended September 30, 2009 and the year ended March 31, 2009
(Unaudited)

	September 30,	March 31,
	2009	2009

Operations:
Net investment income	$11,606,688	$12,875,673

Net realized gain (loss)	(1,188)	(430,404)

Change in net unrealized appreciation	35,411,473	52,804

Net increase in net assets resulting from operations	47,016,973	12,498,073

Distributions to shareholders from net investment income:
Class A	(2,239,907)	(6,057,714)

Class A3	(9,130,580)	(4,711,061)

Class Y	(686,526)	(713,178)

Institutional Class	(57,784)	(49,518)

Total distributions from net investment income	(12,114,797)	(11,531,471)

Distributions to shareholders from net realized gains:
Class A	—	(64,720)

Class A3	—	(75,207)

Class Y	—	(19,457)

Institutional Class	—	(572)

Total distributions from net realized gains	—	(159,956)

Share transactions-net:
Class A	(7,265,379)	(49,919,830)

Class A3	715,143,651	185,907,926

Class Y	41,189,607	28,736,255

Institutional Class	216,872	1,450,963

Net increase in net assets resulting from share transactions	749,284,751	166,175,314

Net increase in net assets	784,186,927	166,981,960

Net assets:
Beginning of period	373,107,895	206,125,935

End of period (includes undistributed net investment income of $938,067 and $1,446,176, respectively)	$1,157,294,822	$373,107,895

Notes to Financial Statements

September 30, 2009
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Tax-Free Intermediate Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to generate as high a level of tax-exempt income as is consistent with preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class A3, Class Y and Institutional Class. As of the close of business on October 30, 2002, Class A shares are closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class A3, Class Y and Institutional Class shares are sold at net asset value.

26        AIM Tax-Free Intermediate Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment advisor may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the financial statements are released to print, which is generally 45 days from the period end date.

27        AIM Tax-Free Intermediate Fund

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Aim Advisors, Inc. (the “Advisor” or “Invesco Aim”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Advisor based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.30%

Over $500 million up to and including $1 billion	0.25%

Over $1 billion	0.20%

  Under the terms of a master sub-advisory agreement the Advisor and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisors”) the Advisor, not the Fund, may pay 40% of the fees paid to the Advisor to any such Affiliated Sub-Advisor(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Advisor(s).
  At the request of the Trustees of the Trust, Invesco Ltd. (‘Invesco”) agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2009, Invesco did not reimburse expenses of the Fund.
  The Trust has entered into a master administrative services agreement with Invesco Aim pursuant to which the Fund has agreed to pay Invesco Aim for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Aim Investment Services, Inc. (“IAIS”) pursuant to which the Fund has agreed to pay IAIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IAIS for certain expenses incurred by IAIS in the course of providing such services. IAIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IAIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended September 30, 2009, expenses incurred under the agreement are shown in the Statement of Operations as transfer agency fees.
  The Trust has entered into master distribution agreements with Invesco Aim Distributors, Inc. (“IADI”) to serve as the distributor for the Class A, Class A3, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A3 shares (the “Plan”). The Fund, pursuant to the Plan, pays IADI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A3 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended September 30, 2009, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2009, IADI advised the Fund that IADI retained $786 in front-end sales commissions from the sale of Class A shares and $0 from Class A shares for CDSC imposed upon redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco Aim, IAIS and/or IADI.

NOTE 3—Supplemental Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable

28        AIM Tax-Free Intermediate Fund

inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of the end of the reporting period, September 30, 2009. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$885,373,828	$—	$885,373,828

Short-Term Investments	—	273,450,000	—	273,450,000

Total Investments	$—	$1,158,823,828	$—	$1,158,823,828

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other AIM Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended September 30, 2009, the Fund engaged in securities sales of $4,025,489.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2009, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,630.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended September 30, 2009, the Fund paid legal fees of $1,563 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York Mellon, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco Aim, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

29        AIM Tax-Free Intermediate Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of March 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

March 31, 2017	$269,784

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended September 30, 2009 was $552,128,959 and $13,080,230, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$41,203,172

Aggregate unrealized (depreciation) of investment securities	(197,206)

Net unrealized appreciation of investment securities	$41,005,966

Investments have the same cost for tax and financial statement purposes.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	September 30, 2009(a)		March 31, 2009
	Shares	Amount	Shares	Amount

Sold:
Class A	937,081	$10,231,907	1,958,933	$20,915,557

Class A3	75,219,610	822,721,863	24,041,565	255,830,915

Class Y(b)	6,163,240	67,286,532	3,779,870	39,435,685

Institutional Class	219,117	2,381,533	200,126	2,117,885

Issued as reinvestment of dividends:
Class A	97,259	1,059,217	232,541	2,460,308

Class A3	676,035	7,420,403	363,056	3,838,583

Class Y	22,326	233,299	11,451	121,044

Institutional Class	4,260	46,482	4,324	45,765

Reacquired:
Class A(b)	(1,706,484)	(18,556,503)	(6,966,468)	(73,295,695)

Class A3(b)	(10,525,757)	(114,998,615)	(6,990,938)	(73,761,572)

Class Y	(2,450,427)	(26,330,224)	(1,007,184)	(10,820,474)

Institutional Class	(202,550)	(2,211,143)	(67,711)	(712,687)

Net increase in share activity	68,453,710	$749,284,751	15,559,565	$166,175,314

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IADI has an agreement with these entities to sell Fund shares. The Fund, Invesco Aim and/or Invesco Aim affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco Aim and/or Invesco Aim affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Effective upon the commencement date of Class Y shares, October 3, 2008, the following shares were converted from Class A and Class A3 into Class Y shares of the Fund:

Class	Shares	Amount

Class Y	3,420,676	$35,643,445

Class A	(3,232,497)	(33,682,616)

Class A3	(188,179)	(1,960,829)

30        AIM Tax-Free Intermediate Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
				Net gains								expenses		expenses
				(losses)								to average		to average net		Ratio of net
	Net asset			on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net		(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income		unrealized)	operations	income	gains	Distributions	of period	Return(a)	(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 09/30/09	$10.72	$0.21	(c)	$0.50	$0.71	$(0.22)	$—	$(0.22)	$11.21	6.68%	$114,234	0.42	%(d)	0.42	%(d)	3.79	%(d)	3%
Year ended 03/31/09	10.70	0.48	(c)	(0.02)	0.46	(0.43)	(0.01)	(0.44)	10.72	4.44	116,422	0.44		0.44		4.57		22
Year ended 03/31/08	10.76	0.45	(c)	0.02	0.47	(0.45)	(0.08)	(0.53)	10.70	4.50	167,381	0.48		0.48		4.18		19
Year ended 03/31/07	10.92	0.46		(0.09)	0.37	(0.48)	(0.05)	(0.53)	10.76	3.49	145,563	0.50		0.50		4.24		11
Year ended 03/31/06	11.21	0.47		(0.26)	0.21	(0.50)	—	(0.50)	10.92	1.87	194,526	0.46		0.46		4.16		9
Year ended 03/31/05	11.69	0.49		(0.49)	(0.00)	(0.48)	—	(0.48)	11.21	(0.01)	246,946	0.43		0.44		4.09		4

Class A3
Six months ended 09/30/09	10.72	0.19	(c)	0.50	0.69	(0.20)	—	(0.20)	11.21	6.55	967,373	0.67	(d)	0.67	(d)	3.54	(d)	3
Year ended 03/31/09	10.70	0.46	(c)	(0.02)	0.44	(0.41)	(0.01)	(0.42)	10.72	4.18	224,508	0.69		0.69		4.32		22
Year ended 03/31/08	10.76	0.43	(c)	0.02	0.45	(0.43)	(0.08)	(0.51)	10.70	4.24	37,865	0.73		0.73		3.93		19
Year ended 03/31/07	10.92	0.46		(0.12)	0.34	(0.45)	(0.05)	(0.50)	10.76	3.23	38,156	0.75		0.75		3.99		11
Year ended 03/31/06	11.21	0.42		(0.24)	0.18	(0.47)	—	(0.47)	10.92	1.57	128,946	0.73		0.73		3.89		9
Year ended 03/31/05	11.69	0.43		(0.47)	(0.04)	(0.44)	—	(0.44)	11.21	(0.37)	97,651	0.78		0.79		3.74		4

Class Y
Six months ended 09/30/09	10.72	0.21	(c)	0.49	0.70	(0.22)	—	(0.22)	11.20	6.59	73,014	0.42	(d)	0.42	(d)	3.79	(d)	3
Year ended 03/31/09(e)	10.42	0.24	(c)	0.28	0.52	(0.21)	(0.01)	(0.22)	10.72	5.01	29,834	0.45	(f)	0.45	(f)	4.56	(f)	22

Institutional Class
Six months ended 09/30/09	10.70	0.21	(c)	0.50	0.71	(0.22)	—	(0.22)	11.19	6.68	2,684	0.42	(d)	0.42	(d)	3.79	(d)	3
Year ended 03/31/09	10.69	0.48	(c)	(0.03)	0.45	(0.43)	(0.01)	(0.44)	10.70	4.28	2,344	0.50		0.50		4.51		22
Year ended 03/31/08	10.75	0.45	(c)	0.02	0.47	(0.45)	(0.08)	(0.53)	10.69	4.46	879	0.53		0.53		4.13		19
Year ended 03/31/07	10.92	0.46		(0.10)	0.36	(0.48)	(0.05)	(0.53)	10.75	3.43	3,215	0.52		0.52		4.22		11
Year ended 03/31/06	11.21	0.45		(0.24)	0.21	(0.50)	—	(0.50)	10.92	1.91	46,992	0.41		0.41		4.21		9
Year ended 03/31/05(e)	11.40	0.32		(0.19)	0.13	(0.32)	—	(0.32)	11.21	1.13	32,779	0.42	(f)	0.43	(f)	4.10	(f)	4

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Calculated using average shares outstanding.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $111,714, $493,817, $34,652 and $2,913 for Class A, Class A3, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008 and July 30, 2004 for Class Y and Institutional Class shares, respectively.
(f)	Annualized.

31        AIM Tax-Free Intermediate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2009 through September 30, 2009.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(04/01/09)	(09/30/09)[1]	Period[2]	(09/30/09)	Period[2]	Ratio
Class A	$1,000.00	$1,066.80	$2.18	$1,022.96	$2.13	0.42%

Class A3	1,000.00	1,065.50	3.47	1,021.71	3.40	0.67

Class Y	1,000.00	1,065.90	2.18	1,022.96	2.13	0.42

[1]	The actual ending account value is based on the actual total return of the Fund for the period April 1, 2009 through September 30, 2009, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

32        AIM Tax-Free Intermediate Fund

Approval of Investment Advisory and Sub-Advisory Agreements

The Board of Trustees (the Board) of AIM Tax-Exempt Funds is required under the Investment Company Act of 1940 to approve annually the renewal of the AIM Tax-Free Intermediate Fund (the Fund) investment advisory agreement with Invesco Aim Advisors, Inc. (Invesco Aim) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2009, the Board as a whole, and the disinterested or “independent” Trustees voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2009. In doing so, the Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and that the compensation to Invesco Aim and the Affiliated Sub-Advisers under the Fund’s investment advisory agreement and sub-advisory contracts is fair and reasonable.
The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees that are responsible for overseeing the management of a number of the series portfolios of the AIM Funds. This Sub-Committee structure permits the Trustees to focus on the performance of the AIM Funds that have been assigned to them. The Sub-Committees meet throughout the year to review the performance of their assigned funds, and the Sub-Committees review monthly and quarterly comparative performance information and periodic asset flow data for their assigned funds. These materials are prepared under the direction and supervision of the independent Senior Officer, an officer of the AIM Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned funds and other members of management and review with these individuals the performance, investment objective(s), policies, strategies and limitations of these funds.
      In addition to their meetings through- out the year, the Sub-Committees meet at designated contract renewal meetings each year to conduct an in-depth review of the performance, fees, expenses, and other matters related to their assigned funds. During the contract renewal process, the Trustees receive comparative performance and fee data regarding the AIM Funds prepared by an independent company, Lipper, Inc. (Lipper), under the direction and supervision of the Senior Officer who also prepares a separate analysis of this information for the Trustees. Each Sub-Committee then makes recommendations to the Invest- ments Committee regarding the fees and expenses of their assigned funds. The Investments Committee considers each Sub-Committee’s recommendations and makes its own recommendations regarding the fees and expenses of the AIM Funds to the full Board. The Investments Committee also considers each Sub-Committee’s recommendations in making its annual recommendation to the Board whether to approve the continuance of each AIM Fund’s investment advisory agreement and sub-advisory contracts for another year.
      The independent Trustees met separately during their evaluation of the Fund’s investment advisory agreement and sub-advisory contracts with independent legal counsel. The independent Trustees were also assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer. One responsibility of the Senior Officer is to manage the process by which the AIM Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure that they are negotiated in a manner that is at arms’ length and reasonable. Accordingly, the Senior Officer must either supervise a competitive bidding process or prepare an independent written evaluation. The Senior Officer recommended that an independent written evaluation be provided and, at the direction of the Board, prepared an independent written evaluation.
      During the annual contract renewal process, the Board considered the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub- advisory contracts. The Board considered all of the information provided to them, including information provided at their meetings throughout the year as part of their ongoing oversight of the Fund, and did not identify any particular factor that was controlling. Each Trustee may have evaluated the information provided differently from another Trustee and attributed different weight to the various factors. The Trustees recognized that the advisory arrangements and resulting advisory fees for the Fund and the other AIM Funds are the result of years of review and negotiation between the Trustees and Invesco Aim, that the Trustees may focus to a greater extent on certain aspects of these arrangements in some years than in others, and that the Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years.
      The discussion below serves as a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, information set forth below is as of June 17, 2009, and does not reflect any changes that may have occurred since that date, including but not limited to changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.
Factors and Conclusions and Summary of Independent Written Fee Evaluation
A.	Nature, Extent and Quality of Services Provided by Invesco Aim
The Board reviewed the advisory services provided to the Fund by Invesco Aim under the Fund’s investment advisory agreement, the performance of Invesco Aim in providing these services, and the credentials and experience of the officers and employees of Invesco Aim who provide these services. The Board’s review of the qualifications of Invesco Aim to provide these services included the Board’s consideration of Invesco Aim’s portfolio and product review process, various back office support functions provided by Invesco Aim and its affiliates, and Invesco Aim’s equity and fixed income trading operations. The Board concluded that the nature, extent

33	AIM Tax-Free Intermediate Fund	continued

and quality of the advisory services provided to the Fund by Invesco Aim are appropriate and that Invesco Aim currently is providing satisfactory advisory services in accordance with the terms of the Fund’s investment advisory agreement. In addition, based on their ongoing meetings throughout the year with the Fund’s portfolio manager or managers, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement.
      In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Aim and the Fund, as well as the Board’s knowledge of Invesco Aim’s operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered the steps that Invesco Aim and its affiliates continue to take to improve the quality and efficiency of the services they provide to the AIM Funds in the areas of investment performance, product line diversification, distribution, fund operations, shareholder services and compliance. The Board concluded that the quality and efficiency of the services Invesco Aim and its affiliates provide to the AIM Funds in each of these areas support the Board’s approval of the continuance of the Fund’s investment advisory agreement.
B.	Nature, Extent and Quality of Services Provided by Affiliated Sub-Advisers
The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are geographically dispersed in financial centers around the world, can provide research and other information and make recommendations on the markets and economies of various countries and securities of companies located in such countries or on various types of investments and investment techniques. The Board noted that investment decisions for the Fund are made by Invesco Institutional (N.A.), Inc.
(Invesco Institutional). The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Aim to utilize the additional resources and talent of the Affiliated Sub-Advisers in managing the Fund.
C.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Institutional currently manages assets of the Fund.
      The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper perfor- mance universe that are not managed by Invesco Aim or an Affiliated Sub-Adviser and against the Lipper Intermediate Municipal Debt Funds Index. The Board noted that the Fund’s performance was in the first quintile of its performance universe for the one and three year periods, and in the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one, three and five year periods. Although the independent written evaluation of the Fund’s Senior Officer only considered Fund performance through the most recent calendar year, the Board also reviewed more recent Fund performance and this review did not change their conclusions. The Board noted that, in response to the Board’s focus on fund performance, Invesco Aim has taken a number of actions intended to improve the investment process for the funds.
D.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group that are not managed by Invesco Aim or an Affiliated Sub-Adviser, at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in determining contractual fee rates, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year. The Board noted that some comparative data was at least one year old and that other data did not reflect the market downturn that occurred in the fourth quarter of 2008. The Board noted that neither Invesco Aim nor its affiliates serve as an adviser to other domestic mutual funds or other domestic clients with investment strategies comparable to those of the Fund.
      The Board noted that Invesco Aim has agreed to reduce the per account transfer agent fee for all the retail funds, including the Fund, effective July 1, 2009.
      The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services provided by Invesco Aim pursuant to the Fund’s advisory agreement, as well as the allocation of fees between Invesco Aim and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Aim to the Affiliated Sub-Advisers, and that Invesco Aim and the Affiliated Sub-Advisers are affiliates.
      After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the comparative advisory fee information discussed above and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.
E.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule includes two breakpoints but that, due to the Fund’s asset level at the end of the past calendar year, the Fund is not currently benefiting from the breakpoints. Based on this information, the Board concluded that the Fund’s advisory fees would reflect economies of scale at higher asset levels. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the AIM Funds and affiliates.

34	AIM Tax-Free Intermediate Fund	continued

F.	Profitability and Financial Resources
The Board reviewed information from Invesco Aim concerning the costs of the advisory and other services that Invesco Aim and its affiliates provide to the Fund and the profitability of Invesco Aim and its affiliates in providing these services. The Board also reviewed information concerning the financial condition of Invesco Aim and its affiliates. The Board reviewed with Invesco Aim the methodology used to prepare the profitability information. The Board considered the overall profitability of Invesco Ltd., the ultimate parent of Invesco Aim and the Affiliated Sub-Advisers, and of Invesco Aim, as well as the profitability of Invesco Aim in connection with managing the Fund. The Board noted that Invesco Aim continues to operate at a net profit, although the reduction of assets under management as a result of market movements and the increase in voluntary fee waivers for affiliated money market funds have reduced the profitability of Invesco Aim and its affiliates. The Board concluded that the Fund’s fees are fair and reasonable, and that the level of profits realized by Invesco Aim and its affiliates from providing services to the Fund is not excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Aim is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Aim has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under the sub-advisory contracts, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
G.	Collateral Benefits to Invesco Aim and its Affiliates
The Board considered various other benefits received by Invesco Aim and its affiliates resulting from Invesco Aim’s relationship with the Fund, including the fees received by Invesco Aim and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Aim and its affiliates in providing these services and the organizational structure employed by Invesco Aim and its affiliates to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Aim and its affiliates are providing these services in a satisfactory manner and in accordance with the terms of their contracts, and are qualified to continue to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Aim and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Aim and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Aim’s and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Aim's and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on their review and representations made by the Chief Compliance Officer of Invesco Aim, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Aim pursuant to procedures approved by the Board. The Board noted that Invesco Aim will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Aim has contractually agreed to waive through at least June 30, 2010, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fees Invesco Aim receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

35	AIM Tax-Free Intermediate Fund

Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invescoaim.com. From our home page, click on Products & Performance, then Mutual Funds, then Fund Overview. Select your Fund from the drop-down menu and click on Complete Quarterly Holdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 942 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or on the Invesco Aim website, invescoaim.com. On the home page, scroll down and click on Proxy Policy. The information is also available on the SEC website, sec.gov.
      Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2009, is available at our website. Go to invescoaim.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select the Fund from the drop-down menu. The information is also available on the SEC website, sec.gov.
If used after January 20, 2010, this report must be accompanied by a Fund fact sheet or Invesco Aim Quarterly Performance Review for the most recent quarter-end. Invesco AimSM is a service mark of
Invesco Aim Management Group, Inc. Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco PowerShares Capital Management LLC are the investment advisers for the products and services represented by Invesco Aim; they each provide investment advisory services to individual and institutional clients and do not sell securities. Please refer to each fund’s prospectus for information on the fund’s subadvisers. Invesco Aim Distributors, Inc. is the U.S. distributor for the retail mutual funds, exchange-traded funds and institutional money market funds and the subdistributor for the STIC Global Funds represented by Invesco Aim. All entities are indirect, wholly owned subsidiaries of Invesco Ltd.
      It is anticipated that on or about the end of the fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Private Asset Management, Inc. and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., and the consolidated adviser firm will be renamed Invesco Advisers, Inc. Additional information will be posted at invescoaim.com on or about the end of the fourth quarter of 2009.

invescoaim.com	TFI-SAR-1	Invesco Aim Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 21, 2009, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 21, 2009, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: December 4, 2009
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: December 4, 2009

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: December 4, 2009

EXHIBIT INDEX
12(a)(1)	Not applicable.

12(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.